As filed with the Securities and Exchange Commission on April 28, 2008
Registration No. 333-51971
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [16]	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [57]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on (April 30, 2008) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Advantage® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B
The Commodore Advantage®
File No. 333-51971
Cross-Reference Sheet

Form N-4 Part A Item No.		Heading in Prospectus

1.	Cover Page	Cover Page

2.	Definitions	Definitions; Glossary of Financial Terms

3.	Synopsis	Expense Tables; Overview

4.	Condensed Financial Information

	(a) Accumulation unit values	Condensed Financial Information, Appendix A

	(b) Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a) Depositor	Annuity Investors Life Insurance Company ®

	(b) Registrant	The Separate Account

	(c) Portfolio Companies	The Portfolios, Appendix B

	(d) Prospectus	The Portfolios

	(e) Voting	Voting Rights

	(f) Administrator	Not Applicable

6.	Deductions and Expenses

	(a) Deductions	Charges and Deductions

	(b) Sales load	Not Applicable

	(c) Special purchase plans	Not Applicable

	(d) Commissions	Distribution of Variable Annuity Contracts

	(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f) Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

	(b) (i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

	(ii) Transfers	Transfers

	(iii) Exchanges	Additions, Deletions or Substitutions

	(c) Changes in contracts or operations	Additions, Deletions or Substitutions

1

Form N-4 Part A Item No.		Heading in Prospectus

	(d) Inquiries	How Do I Contact the Company?

	(e) Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

8.	Annuity Period	Annuity Benefit

9.	Death Benefit	Death Benefit

10.	Purchases and Contract Values

	(a) Purchases	Purchase Payments and Allocation to Investment Options — Allocations; Account Value; Glossary of Financial Terms

	(b) Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c) Daily calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d) Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a) By owner	Withdrawals and Surrenders

	By annuitant	Not Applicable

	(b) Texas Optional Retirement Program	Texas Optional Retirement Program

	(c) Check delay	Withdrawals and Surrenders

	(d) Involuntary redemption	Termination

	(e) Free look	Right to Cancel

12.	Taxes	Federal Tax Matters

13.	Legal Proceedings	Legal Proceedings

14.	Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)

15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Expense Tables

	(b) Management contracts	Not Applicable

2

Form N-4 Part A Item No.		Heading in Prospectus

	(c) Custodian	Not Applicable

	Independent auditors	(SAI) Experts

	(d) Assets of registrant	Not Applicable

	(e) Affiliated persons	Not Applicable

	(f) Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b) Sales load	Not Applicable

	(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

20.	Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b) Other Subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Date; Non Standardized Average Annual Total Return Data

22.	Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements	(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE ADVANTAGE®
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2008
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 46 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.
AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund-Series I Shares

•	AIM V.I. Core Equity Fund-Series I Shares

•	AIM V.I. Financial Services Fund-Series I Shares

•	AIM V.I. Global Health Care Fund -Series I Shares

•	AIM V.I. High Yield Fund-Series I Shares

•	AIM V.I. Small Cap Equity Fund-Series I Shares
American Century Variable Portfolios
•	American Century VP Large Company Value Fund-Class I

•	American Century VP Mid Cap Value Fund-Class I

•	American Century VP Ultra® Fund-Class I

•	American Century VP VistaSM Fund-Class I
Calamos® Advisors Trust
•	Calamos Growth and Income Portfolio
Davis Variable Account Fund, Inc.
•	Davis Value Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus Investment Portfolios
•	Dreyfus IP MidCap Stock Portfolio-Service Shares

•	Dreyfus IP Technology Growth Portfolio-Initial Shares
Dreyfus Variable Investment Funds
•	Dreyfus VIF Appreciation Portfolio-Initial Shares

•	Dreyfus VIF Developing Leaders Portfolio-Initial Shares

•	Dreyfus VIF Growth and Income Portfolio-Initial Shares

•	Dreyfus VIF Money Market Portfolio
DWS Investments VIT Funds
•	DWS Small Cap Index VIP-Class A
Financial Investors Variable Insurance Trust
•	Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
•	Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio-Class II
•	Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund-Class 2
Janus Aspen Series

•	Janus Aspen Balanced Portfolio-Institutional Shares

•	Janus Aspen Forty Portfolio-Institutional Shares

•	Janus Aspen International Growth Portfolio-Inst. Shares

•	Janus Aspen Large Cap Growth Portfolio-Inst. Shares

•	Janus Aspen Mid Cap Growth Portfolio-Inst. Shares

Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA-Non-Service Shares
•	Oppenheimer Capital Appreciation Fund/VA-NS Shares
•	Oppenheimer Main Street Fund®/VA-Non-Service Shares
PIMCO Variable Insurance Trust
•	PIMCO VIT Real Return Portfolio-Administrative Class
•	PIMCO VIT Total Return Portfolio-Administrative Class
Van Kampen-The Universal Institutional Funds, Inc.
•	Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
•	Van Kampen UIF Mid-Cap Growth Portfolio-Class I
•	Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
•	Van Kampen UIF U.S. Real Estate Portfolio-Class I
•	Van Kampen UIF Value Portfolio-Class I
Wilshire Variable Insurance Trust
•	Wilshire 2010 Moderate Fund
•	Wilshire 2015 Moderate Fund
•	Wilshire 2025 Moderate Fund
•	Wilshire 2035 Moderate Fund
•	Wilshire 2045 Moderate Fund

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 5 fixed investment options:
•	Fixed Accumulation Account
•	One-Year Guaranteed Interest Rate Option
•	Three-Year Guaranteed Interest Rate Option
•	Five-Year Guaranteed Interest Rate Option
•	Seven-Year Guaranteed Interest Rate Option
The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Company will pay a bonus credit of 4% of each Purchase Payment made to the Contracts. To help in recovering cost associated with this bonus, the Contracts include a Contingent Deferred Sales Charge (“CDSC”) that is slightly higher and is imposed for slightly longer on each Purchase Payment. This means that the bonus may be beneficial to you only if you hold the Contract for a sufficient length of time.
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2008, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s Web site: http://www.sec.gov. The registration number is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured
•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union
•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Riders
This contract offers two optional riders that provide guaranteed withdrawal benefits (the “Riders”)—the Guaranteed Living Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider. The Riders may not available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Riders may be restricted. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.
Overview
A brief overview of the Contracts is included on pages 6-8 of this prospectus.

TABLE OF CONTENTS

DEFINITIONS	1
EXPENSE TABLES	3
Contract Owner Transaction Expenses	3
Annual Contract Maintenance Fee	3
Separate Account Annual Expenses	3
Total Annual Portfolio Operating Expenses	4
Examples	5
FINANCIAL INFORMATION	6
Condensed Financial Information	6
Financial Statements	6
OVERVIEW	6
What is the Separate Account?	6
What Are the Contracts?	6
What Benefits Are Available under the Contract?	7
What Are the Risks Related to the Contract?	7
How Do I Purchase or Cancel a Contract?	7
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?	7
What Other Charges and Deductions Apply to the Contract?	7
How Do I Contact the Company?	8
THE PORTFOLIOS	9
Portfolios	9
Additions or Substitutions of Portfolios	12
CHARGES AND DEDUCTIONS	12
Charges and Deductions By the Company	12
Contingent Deferred Sales Charge (“CDSC”)	13
Contract Maintenance Fee	14
Transfer Fee	14
Administration Charge	14
Mortality and Expense Risk Charge	15
Guaranteed Living Withdrawal Benefit Rider Charge	15
Guaranteed Minimum Withdrawal Benefit Rider Charge	15
Premium Taxes	15
Discretionary Waivers of Charges	16
Expenses of the Portfolios	16
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS	17
Purchase Payments	17
Purchase Payment Bonus	17
Investment Options—Allocations	18
Principal Guarantee Program	19
Renewal of Fixed Account Guarantee Options	19
TRANSFERS	20
Transfers	20
Automatic Transfer Programs	21
Telephone, Facsimile or Internet Transfers	22
Changes in or Termination of Automatic Transfer Programs	22
Restrictions on Transfers Relate to Active Trading Strategies	22
WITHDRAWALS AND SURRENDERS	23
Surrender and Withdrawals	23
Free Withdrawal Privilege	23
Long-Term Care Waiver Rider	24
Systematic Withdrawal	24
GUARANTEED LIFETIME WITHDRAWAL BENEFIT	25
Guaranteed Lifetime Withdrawal Benefit	25
Introduction	25
Rider Charge	26

Designated Subaccounts	26
Impact of the Rider on the Contract	26
Benefit Base Amount Before the Benefit Start Date	26
Rollup Base Amount	26
Reset Base Amount	27
Examples of Benefit Base Amount Calculation	27
Lifetime Withdrawals	28
Impact of Rider Benefit Payments and Charges	29
Reset Opportunities	29
Spousal Benefit	30
Impact on Outstanding Loans	31
Termination of the Rider	31
Declining the Rider	31
Additional Information about Written Requests	31
GUARANTEED MINIMUM WITHDRAWAL BENEFIT	32
Guaranteed Minimum Withdrawal Benefit	32
Introduction	32
Rider Charge	33
Designated Subaccounts	33
Impact of the Rider on the Contract	33
Benefit Base Amount	33
Minimum Withdrawals	33
Duration of Benefits	34
Example of Impact of Excess Withdrawal on Benefits	35
Impact of Rider Benefit Payments and Charges	35
Reset Opportunities	36
Impact on Outstanding Loans	36
Termination of the Rider	36
Declining the Rider	37
Additional Information about Written Requests	37
CONTRACT LOANS	38
Contract Loans	38
TERMINATION	38
Termination	38
OTHER INFORMATION AND NOTICES	39
Reports and Confirmations	39
Householding — Revocation of Consent	39
Electronic Delivery of Required Documents	39
Legal Proceedings	39
Voting Rights	39
ANNUITY BENEFIT	40
Annuity Benefit	40
DEATH BENEFIT	40
Death Benefit	40
Death Benefit Amount	40
Death Benefit Amount (Version 1)	41
Example of Determination of Death Benefit Amount (Version 1)	41
Death Benefit Amount (Version 2)	42
Successor Owner Election	42
Payment of Benefits	42
SETTLEMENT OPTIONS	43
Settlement Options	43
Considerations in Selecting a Settlement Option and Payment Forms	44
THE CONTRACTS	45
Right to Cancel	45
Persons With Rights Under a Contract	45
ANNUITY INVESTORS LIFE INSURANCE COMPANY®	47

THE SEPARATE ACCOUNT	47
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS	48
FEDERAL TAX MATTERS	49
Tax Deferral on Annuities	49
Tax-Qualified Retirement Plans	49
Individual Retirement Annuities	49
Roth IRAs	50
Tax-Sheltered Annuities	50
Pension, Profit—Sharing, and 401(k) Plans	50
Roth TSAs and Roth 401(k)s	50
Governmental Deferred Compensation Plans	50
Nonqualified Deferred Compensation Plans	50
Summary of Income Tax Rules	51
Required Minimum Distributions	52
CALCULATION OF BENEFIT PAYMENTS	53
Calculation of Fixed Dollar Benefit Payments	53
Calculation of Variable Dollar Benefit Payments	53
Commuted Values	53
GLOSSARY OF FINANCIAL TERMS	54
Account Value	54
Accumulation Units	54
PERFORMANCE INFORMATION	56
Performance Information	56
Yield Data	56
Total Return Data	56
Other Performance Measures	56
THE REGISTRATION STATEMENT	57
STATEMENT OF ADDITIONAL INFORMATION	58
APPENDIX A: CONDENSED FINANCIAL INFORMATION	59
APPENDIX B: PORTFOLIOS	66
AIM Variable Insurance Funds	66
American Century Variable Portfolios, Inc.	67
Calamos® Advisors Trust	68
Davis Variable Account Fund, Inc.	68
Dreyfus Portfolios	68
DWS Investments VIT Funds	70
Financial Investors Variable Insurance Trust	70
Franklin Templeton Variable Insurance Products Trust	71
Janus Aspen Series	71
Oppenheimer Variable Account Funds	72
PIMCO Variable Insurance Trust	72
Van Kampen-The Universal Institutional Funds, Inc.	73
Wilshire Variable Insurance Trust	74
APPENDIX C: TRANSFER RESTRICTIONS	76
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers	76
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices	76
U.S Mail Restrictions on Managers of Multiple Contracts	76
Other Restrictions	77

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DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Company
Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Owner
For purposes of this prospectus, references to the Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Current		Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)	8.00%		8.00%
Transfer Fee	$25	*	$30

*	This fee currently applies to transfers in excess of 12 in any Contract Year.

Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

Current Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

		Standard Contracts
		With Administration
	Standard Contracts	Charge Waived*
Mortality and Expense Risk Charge	1.25%	1.25%
Administration Charge	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.25%

*	When we also expect to incur reduced administrative expenses, we may waive the Administration Charge.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.27%	39.60%
After contractual fee reductions and/or expense reimbursements	0.27%	1.79%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on February 28, 2009 and the longest period will end on May 1, 2009.
The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2007, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before any fee reduction or expense reimbursement are the expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The advisor and sub-advisor to this Ibbotson Portfolio have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that the total annual portfolio operating expenses, excluding Acquired Fund fees and expenses and extraordinary expenses (“excluded expenses”), do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2009. The addition of excluded expenses may cause the total annual portfolio operating expenses to exceed the 0.73% for Class II shares agreed to by the advisor and sub-advisor to this Ibbotson Portfolio.
The maximum expenses after fee reductions and/or expense reimbursements are the expenses of the Wilshire Moderate Fund with the longest target maturity date. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through April 30, 2009, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.50% (“expense limitation”). The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (39.60%) or after reimbursement (1.79%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$4,003	$8,411	$11,239	$15,649
After reimbursement	$1,279	$2,212	$ 3,156	$ 6,072

     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,203	$7,711	$10,739	$15,949
After reimbursement	$ 479	$1,512	$ 2,656	$ 6,072

Example 2: Contract with No Riders and Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You do not activate either rider at any time during the indicated period.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The minimum Portfolio expenses (0.27%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the indicated period, your costs will be:

1 year	3 years	5 years	10 years
$1,003	$1,355	$1,677	$2,839
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs will be:

1 year	3 years	5 years	10 years
$203	$655	$1,777	$2,839

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:

•	year-end accumulation unit values for each Subaccount from December 31, 1997 to December 31, 2007 (or from the end of the year of inception to December 31, 2007)

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

Optional Guaranteed Withdrawal Benefits	If you choose to activate that Guaranteed Lifetime Withdrawal Benefit, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year. If you choose to activate the Guaranteed Minimum Withdrawal Benefit, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is generally deemed to be part of that purchase payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;
•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;
•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);
•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2007 are described in the prospectuses and SAIs for the Portfolios.

How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gafri.com, to request a copy.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 46 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives, policies and practices of each Portfolio, the investment advisory services and administrative services of each Portfolio, and the expenses of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund	Invesco Aim Advisors, Inc.
Series I Shares	Mid cap growth
AIM V.I. Core Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Large cap blend
AIM V.I. Financial Services Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
AIM V.I. Global Health Care Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
AIM V.I. High Yield Fund	Invesco Aim Advisors, Inc.
Series I Shares	High yield bond
AIM V.I. Small Cap Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Small cap blend
American Century Variable Portfolios, Inc.
American Century VP Large Company Value Fund	American Century Investment Management, Inc.
Class I Shares	Large cap value
American Century VP Mid Cap Value Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap value
American Century VP Ultra® Fund	American Century Investment Management, Inc.
Class I Shares	Large cap growth
American Century VP VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap growth
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	Calamos Advisors LLC
Convertibles

Portfolio	Adviser and Type of Fund
Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Large cap blend
Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	The Dreyfus Corporation
Service Shares	Mid cap blend
Dreyfus Investment Portfolio Technology Growth Portfolio	The Dreyfus Corporation
Initial Shares	Sector
The Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Corporation
Initial Shares	Large cap growth
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Initial Shares	Index Manager—Mellon Equity Associates (an affiliate of Dreyfus)
Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio	The Dreyfus Corporation
Initial Shares	Sub-Adviser--Fayez Sarofim & Co
Large cap blend
Dreyfus Variable Investment Fund Developing Leaders	The Dreyfus Corporation
Portfolio Initial Shares	Small cap blend
Dreyfus Variable Investment Fund Growth and Income	The Dreyfus Corporation
Portfolio Initial Shares	Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation
Money market
DWS Investments VIT Funds
DWS Small Cap Index VIP	Deutsche Asset Management, Inc.
Class A	Sub-Adviser--Northern Trust Investments, N.A.
Small cap blend
Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund	Advisor--Templeton Investment Counsel, LLC
Class 2	Sub-Advisor--Franklin Templeton Investment
Management Limited
Foreign large cap value

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Balanced Portfolio	Janus Capital Management LLC
Institutional Shares	Balanced
Janus Aspen Forty Portfolio	Janus Capital Management LLC
Institutional Shares	Large cap growth
Janus Aspen International Growth Portfolio	Janus Capital Management LLC
Institutional Shares	Foreign large cap growth
Janus Aspen Large Cap Growth Portfolio	Janus Capital Management LLC
Institutional Shares	Large cap growth
Janus Aspen Mid Cap Growth Portfolio	Janus Capital Management LLC
Institutional Shares	Mid cap growth
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA	OppenheimerFunds
Non-Service Shares	Balanced
Oppenheimer Capital Appreciation Fund/VA	OppenheimerFunds
Non-Service Initial Shares	Large cap growth
Oppenheimer Main Street Fund®/VA	OppenheimerFunds
Non-Service Initial Shares	Large cap blend
PIMCO Variable Insurance Trust
PIMCO VIT Real Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Inflation-indexed bond
PIMCO VIT Total Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Intermediate term bond
Van Kampen—The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio	Van Kampen(1)
Class I	Intermediate term bond
Van Kampen UIF Mid Cap Growth Portfolio	Van Kampen(1)
Class I	Mid cap growth
Van Kampen UIF U.S. Mid Cap Value Portfolio	Van Kampen(1)
Class I	Mid cap value
Van Kampen UIF U.S. Real Estate Portfolio	Van Kampen(1)
Class I	Specialty-real estate
Van Kampen UIF Value Portfolio	Van Kampen(1)
Class I	Large cap value
Wilshire Variable Insurance Trust
Wilshire 2010 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2015 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2025 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2035 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2045 Moderate Fund	Wilshire Associates Incorporated
Target maturity

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.
Additions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 8% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.
For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval:

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7	8 or more

CDSC as a percentage of purchase payment withdrawn or surrendered	8%	8%	7%	6%	5%	4%	3%	2%	0%
For all other Contracts:

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7	8 or more

CDSC as a percentage of purchase payment withdrawn or surrendered	8%	8%	8%	7%	6%	5%	4%	2%	0%

When Assessed	On surrenders or withdrawals of purchase payments during Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.
•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•	Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•	If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

•	Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•	Successor Owner election. See the Account Value section of this prospectus for information.

•	Where required to satisfy state law or required for participation in certain retirement plans.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period, the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	• During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).
•	During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•	During the Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.
Guaranteed Living Withdrawal Benefit Rider Charge

Purpose of Charge	To offset expenses incurred in administering the Rider and as compensation for assuming the mortality and expense risks under the Rider.

Amount of Charge	Annual charge equal to 0.55% of the current Benefit Base Amount or, if you elect the spousal continuation benefit, an annual charge of 0.70% of the current Benefit Base Amount. If you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

When Assessed	On each Rider Anniversary. Upon surrender of the Contract or termination of the Rider, we will assess a prorated charge.

Assessed Against What	Benefit Base Amount.
Guaranteed Minimum Withdrawal Benefit Rider Charge

Purpose of Charge	To offset expenses incurred in administering the Rider and as compensation for assuming the mortality and expense risks under the Rider.

Amount of Charge	Annual charge equal to 0.40% of the Benefit Base Amount. If you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

When Assessed	On each Rider Anniversary. Upon surrender of the Contract or termination of the Rider, we will assess a prorated charge.

Assessed Against What	Benefit Base Amount.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000*	$10,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

*	Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.
The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in good order. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in good order.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payment to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Purchase Payment Bonus
A bonus in the amount of 4% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. Any bonus credited to a purchase payment is also deemed to be part of that purchase payment for CDSC purposes. This means if the bonus is returned to the Owner on a surrender or withdrawal following the first Contract year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year.
The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first Contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.
The bonus is funded from the Company’s General Account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors® Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors Variable Account B. It does not include any additional charge for the bonus feature.
In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender or withdrawal your contract during the first Contract Year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:
•	Fixed Accumulation Account Option

•	One-Year Guaranteed Interest Rate Option

•	Three-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on the amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
The Company may, in its sole discretion, restrict or prohibit allocation to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first contract year.
Renewal of Fixed Account Guarantee Options
An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. The Company will notify you of the date on which the amount matures and the Fixed Account options available at that time. When the amount matures, the Owner may elect in writing to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS
Transfers
If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option, which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Transfers from Fixed Account options	• May not be made prior to first contract anniversary.
•	Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in good order. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Restrictions on Transfers Relate to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix C to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
     An Owner may surrender a Contract either in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on surrender or withdrawal. If bonus amounts credited to a purchase payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first Contract year. The restrictions and charges on withdrawals and surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500
Minimum remaining Surrender Value after withdrawal	$500	$500
Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Surrender Value, subject to tax law or employer plan restrictions on withdrawals or surrender	Surrender Value, subject to employer plan restrictions on withdrawals or surrender
Tax-Qualified and Non-Tax-Qualified
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Contract maintenance fee on surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge (“CDSC”)	Up to 8% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)
Benefit payments under the Guaranteed Lifetime Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit Rider are exempt from the $500 minimums described in the table above.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.
A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Next Accumulation Unit Value calculated after the Company receives the request in good order. Payment of a surrendered or withdrawn amount may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrender or withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.
If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Guaranteed Lifetime Withdrawal Benefit

•	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

•	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

•	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

•	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

•	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

•	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

•	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

•	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

•	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

•	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

•	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.
You cannot activate the Rider if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee). You cannot activate the Rider if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being). You cannot activate the Rider if the Guaranteed Minimum Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. We will notify you if we take this action.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
•	The Rider may not available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
•	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.
Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	- 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	-6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 —	$95,000 $108,750	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Spousal Benefit

•	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

•	Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.

A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or
Spouse on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.
You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Guaranteed Minimum Withdrawal Benefit

•	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

•	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

•	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

•	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

•	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

•	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

•	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

•	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

•	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

•	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.
You cannot activate the Rider if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee). You cannot activate the Rider if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being). You cannot activate the Rider if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. We will notify you if we take this action.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
•	The Rider may not available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
•	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
•	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	-6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	-6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 -	$95,000 $108,750	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	-18,750

Benefits remaining	$90,445
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. The Company will charge interest on these loans. The maximum rate of interest that the Company will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. The minimum rate of interest that the Company will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest the Company charges on a loan and the amount of interest the Company credits to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. The Company will not terminate a Contract if Benefit payments under the Guaranteed Lifetime Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit Rider reduce the Account Value below $500. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gafri.com.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Annuity Commencement Date.
Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately proceeding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.
The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Group and Individual Contracts issued in any state after May 1, 2006; and

2)	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greater of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit.
The Minimum Death Benefit is equal to the total purchase payments, including the bonus(es) thereon, reduced proportionally for withdrawals. This reduction will include any charges or adjustments applicable to such withdrawals, and will be made on the date of the withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same percentage as the percentage reduction in the Account Value.
Example of Determination of Death Benefit Amount (Version 1)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 —	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction
$100,000          Purchase Payments          x 11.1111%          Percentage Reduction          = $11,111          Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	-11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.
The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.
For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The death benefit will be an amount equal to the larger of the following two amounts:
1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total purchase payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.
For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Successor Owner Election
If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date. There is no additional charge associated with this feature.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Calculation of Benefit Payments and Glossary of Financial Terms sections of this prospectus.

THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.
Right to Cancel
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.
Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
We paid the following amounts to GAA for the last three years: $1,631,615 for 2007, $1,757,857 for 2006 and $1,995,224 for 2005. These amounts include compensation related to other contracts issued through Annuity Investors Variable Account B.
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts

Plan Types	• IRC §401 (Pension, Profit—Sharing, 401(k))	• IRC §409A	IRC §72 only
	• IRC §403(b) (Tax-Sheltered Annuity)	• IRC §457 (Nongovernmental §457)
• IRC §408 (IRA, SEP, SIMPLE IRA)
• IRC §408A (Roth IRA)
• IRC §402A (Roth TSA or Roth 401(k))
• IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

CALCULATION OF BENEFIT PAYMENTS
Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than the rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, a Beneficiary may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement options elected.
Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
•	transfer from a Subaccount
•	surrender or withdrawal from the Subaccounts
•	payment of a death benefit
•	application of the amounts in the Subaccounts to a settlement option
•	deduction of the contract maintenance fee
•	deduction of any transfer fee
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments. For applicable Contracts issued after May 1, 2004, the assumed daily investment factor is based on the assumed net investment rate for the Settlement Option Table that is used to fix the base payment. It generally will not be greater than 0.99997236, which is the factor based on a net investment rate of 1% per year, compounded annually, as reflected in the guaranteed Settlement Option Tables. For all other Contracts, the daily investment factor (0.99991781) is based on the assumed net investment rate of 3% per year, compounded annually, that is reflected in the Settlement Option Tables.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
Performance Information
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;
•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
•	compare investment return on a tax-deferred basis with currently taxable investment return;
•	illustrate investment returns by graphs, charts or otherwise.

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www:http://.sec.gov. The registration number for the Registration Statement is 333-51971.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Copies of the Statement of Additional Information dated May 1, 2008 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)
14.131174	1,085,589.211	14.197678	2,704.439	12/31/07
12.930724	1,168,401.050	12.971702	3,263.486	12/31/06
11.254617	16,459.887	11.273166	1,389.067	12/31/05
10.413665	2,721.825	10.415009	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
11.525903	807,450.262	11.555408	1,668.932	12/31/07
10.812798	946,182.515	10.823900	1,519.271	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
10.161746	160,195.947	10.264290	3,256.818	12/31/07
13.250780	177,386.400	13.363998	3,143.486	12/31/06
11.540835	198,663.153	11.621786	4,990.080	12/31/05
11.051409	208,252.570	11.112051	645.378	12/31/04
10.313195	157,061.561	10.354097	600.821	12/31/03
8.070175	118,822.635	8.090189	3.808	12/31/02
9.616190	71,816.401	9.625737	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
12.365170	335,033.531	12.489892	4,039.469	12/31/07
11.212446	367,788.244	11.308218	3,860.272	12/31/06
10.805644	405,402.095	10.881403	5,707.536	12/31/05
10.132965	382,011.757	10.188541	577.604	12/31/04
9.553444	311,542.224	9.591322	0.000	12/31/03
7.580976	210,450.701	7.599777	0.000	12/31/02
10.175290	59,824.959	10.185393	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
11.866015	246,721.437	11.932582	8,916.748	12/31/07
11.887590	336,558.419	11.935983	6,170.179	12/31/06
10.886907	350,885.548	10.914657	5,631.776	12/31/05
10.749148	449,939.142	10.760209	4,991.698	12/31/04
10.095432	859,221.923	8.956974	4,988.977	12/31/03
8.186958	488,086.809	7.252971	21.978	12/31/02
8.410616	546,183.962	7.440073	0.000	12/31/01
10.025816	403,918.794	—	—	12/31/00
11.510803	221,636.210	—	—	12/31/99
10.689459	70,047.913	—	—	12/31/98
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
13.038707	199,548.559	13.100073	6,370.782	12/31/07
12.572746	59,594.167	12.612595	1,809.113	12/31/06
10.857407	15,527.249	10.875302	2,705.709	12/31/05
10.184771	48.134	10.186091	0.000	12/31/04
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
12.161971	382,937.244	12.219181	22,366.355	12/31/07
12.494572	420,902.275	12.534154	18,866.080	12/31/06
10.560864	99,384.541	10.578263	5,867.404	12/31/05
10.216542	36,701.792	10.217864	0.000	12/31/04

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
12.830516	824,409.192	12.890880	20,787.735	12/31/07
13.320957	911,824.088	13.363156	17,345.331	12/31/06
11.229852	114,376.075	11.248357	7,815.280	12/31/05
10.395465	24,970.228	10.396812	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
11.906808	575,813.493	11.962841	36.573	12/31/07
9.979396	707,542.380	10.011033	0.000	12/31/06
10.463493	32,615.015	10.497965	143.364	12/31/05
10.386756	598.086	10.388096	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
16.424171	915,985.190	16.501437	2,847.514	12/31/07
11.918299	976,806.445	11.956077	979.911	12/31/06
11.088360	79,780.294	11.124884	1,175.748	12/31/05
10.399373	4,938.285	10.400714	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.412111	51,983.045	10.422751	1,033.447	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
9.935864	36,509.854	9.946016	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
9.297957	1,976.759	9.307473	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
12.085181	1,154,532.874	12.142012	1,422.794	12/31/07
10.684409	1,309,668.746	10.718243	1,372.144	12/31/06
10.388053	32,100.558	10.405161	4,403.010	12/31/05
10.151024	198.889	10.152333	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
12.064814	630,147.828	9.905194	0.000	12/31/07
11.353220	701,011.037	9.306724	0.000	12/31/06
10.543914	795,479.598	8.630191	743.278	12/31/05
10.320091	913,267.538	8.434196	0.000	12/31/04
9.854396	925,266.631	8.041428	0.000	12/31/03
7.930106	960,232.146	6.461591	0.000	12/31/02
11.317226	1,066,026.751	9.207778	0.000	12/31/01
14.823134	894,007.973	—	—	12/31/00
16.894039	408,482.196	—	—	12/31/99
13.169143	140,614.024	—	—	12/31/98
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
15.752402	3,792,658.208	12.727386	14,254.308	12/31/07
15.179498	4,190,418.249	12.245744	11,156.427	12/31/06
13.328744	4,493,460.193	10.736383	12,475.438	12/31/05
12.911696	4,792,865.682	10.384683	3,723.761	12/31/04
11.835440	4,670,251.024	9.504688	2,960.789	12/31/03
9.349226	4,454,143.840	7.496983	209.774	12/31/02
12.210993	4,141,595.630	9.777260	0.000	12/31/01
14.100696	3,598,196.884	—	—	12/31/00
15.760394	2,129,772.165	—	—	12/31/99
13.250646	779,485.606	—	—	12/31/98

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
15.862343	863,904.016	12.945107	18,684.059	12/31/07
15.017729	946,182.350	12.237088	16,608.513	12/31/06
13.075735	1,005,802.778	10.638507	17,188.337	12/31/05
12.704674	1,036,367.953	10.320936	13,273.463	12/31/04
12.265787	936,025.635	9.949338	10,260.940	12/31/03
10.264481	821,738.414	8.313661	172.414	12/31/02
12.497173	717,965.716	10.107007	0.000	12/31/01
13.974173	649,590.073	—	—	12/31/00
14.262203	517,772.082	—	—	12/31/99
12.975443	170,523.015	—	—	12/31/98
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (Inception Date 7/15/1997)
13.197067	683,423.829	12.560254	8,382.687	12/31/07
15.049986	807,530.215	14.301836	7,958.520	12/31/06
14.708620	908,638.512	13.956241	10,144.353	12/31/05
14.099077	919,021.905	13.357598	6,692.266	12/31/04
12.842412	898,484.551	12.148627	5,322.133	12/31/03
9.888294	887,931.962	9.340276	5,837.045	12/31/02
12.397758	698,539.631	11.693304	0.000	12/31/01
13.391746	482,890.909	—	—	12/31/00
11.984035	275,503.637	—	—	12/31/99
9.867472	171,968.905	—	—	12/31/98
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
13.684704	484,210.513	12.619745	12,648.857	12/31/07
12.799045	534,977.589	11.784954	12,161.716	12/31/06
11.335178	573,338.603	10.421252	12,803.895	12/31/05
11.122877	660,745.227	10.210579	11,571.700	12/31/04
10.496627	594,854.140	9.621119	10,166.144	12/31/03
8.409071	633,983.863	7.696282	8,651.943	12/31/02
11.419341	646,842.656	10.435877	0.000	12/31/01
12.299306	572,006.660	—	—	12/31/00
12.961023	331,756.261	—	—	12/31/99
11.243790	159,409.837	—	—	12/31/98
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.216497	7,980,519.294	1.196094	5,805.780	12/31/07
1.183188	6,426,348.042	1.161069	1,045.886	12/31/06
1.152576	6,753,332.466	1.128752	323.650	12/31/05
1.140557	5,458,310.932	1.115026	241.762	12/31/04
1.146684	11,398,828.937	1.119521	142.363	12/31/03
1.153638	26,597,370.970	1.125015	54.380	12/31/02
1.153108	17,775,594.379	1.123012	0.000	12/31/01
1.128116	7,677,545.259	—	—	12/31/00
1.083700	2,638,837.162	—	—	12/31/99
1.050876	658,981.650	—	—	12/31/98

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
16.753029	419,825.549	16.972161	794.212	12/31/07
17.321028	452,371.808	17.520732	798.011	12/31/06
14.951171	417,983.505	15.100616	720.109	12/31/05
14.543337	347,239.433	14.666441	634.700	12/31/04
12.525203	434,240.830	12.612134	613.862	12/31/03
8.673629	165,980.862	8.720926	78.204	12/31/02
11.074827	153,151.939	11.118707	0.000	12/31/01
11.003134	83,894.729	—	—	12/31/00
11.606269	15,259.149	—	—	12/31/99
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.093988	48,022.988	10.104302	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.331779	12,429.371	10.342331	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.994910	55,891.199	10.005124	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.193054	9,987.815	10.203472	135.521	12/31/07
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
22.371024	2,407,948.228	17.734412	33,950.614	12/31/07
20.527683	2,849,443.225	16.248241	31,326.242	12/31/06
18.802986	3,224,954.488	14.860520	30,739.469	12/31/05
17.664922	3,596,278.746	13.939897	28,575.277	12/31/04
16.507560	3,685,075.400	13.006905	25,172.606	12/31/03
14.676594	3,702,620.254	11.547104	9,113.219	12/31/02
15.907374	3,578,735.833	12.496901	0.000	12/31/01
16.920712	3,181,464.624	—	—	12/31/00
17.556100	1,571,579.505	—	—	12/31/99
14.043929	373,285.807	—	—	12/31/98
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
15.402418	1,180,450.358	15.603909	12,691.603	12/31/07
11.403714	1,272,789.383	11.535242	10,429.872	12/31/06
10.576925	1,421,322.533	10.682685	11,093.343	12/31/05
9.505422	1,369,066.381	9.585912	7,843.530	12/31/04
8.153727	1,483,721.928	8.210347	6,761.170	12/31/03
6.859260	1,548,077.357	6.896673	204.741	12/31/02
8.247987	1,650,016.481	8.280678	0.000	12/31/01
10.678675	1,384,637.536	—	—	12/31/00
13.234548	471,936.628	—	—	12/31/99

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Janus Aspen International Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
34.791646	1,193,428.967	28.351760	22,978.545	12/31/07
27.500771	1,183,279.918	22.376171	19,213.077	12/31/06
18.969977	966,575.134	15.411650	14,006.180	12/31/05
14.542258	681,071.772	11.796574	11,536.669	12/31/04
12.398800	669,789.197	10.042608	9,400.966	12/31/03
9.318679	678,787.112	7.536654	78.508	12/31/02
12.698027	675,126.139	10.254541	0.000	12/31/01
16.774550	620,740.857	—	—	12/31/00
20.234788	142,343.325	—	—	12/31/99
11.256365	45,382.775	—	—	12/31/98
Janus Aspen Large Cap Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
15.128819	1,451,223.867	12.244397	6,409.562	12/31/07
13.332590	1,661,699.848	10.774147	5,554.950	12/31/06
12.140136	1,816,341.463	9.795642	8,863.042	12/31/05
11.805932	1,963,661.008	9.511537	5,388.088	12/31/04
11.455733	2,117,639.460	9.215438	5,531.696	12/31/03
8.817912	2,338,003.425	7.082990	30.710	12/31/02
12.166993	2,211,504.181	9.758629	0.000	12/31/01
16.393493	1,792,958.592	—	—	12/31/00
19.453513	643,514.256	—	—	12/31/99
13.699715	172,190.630	—	—	12/31/98
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
21.325158	959,193.271	16.923833	601.710	12/31/07
17.723408	1,111,731.741	14.043955	481.607	12/31/06
15.820887	1,192,692.579	12.517389	3,029.460	12/31/05
14.286652	1,246,239.904	11.286377	0.000	12/31/04
11.999290	1,291,553.100	9.465056	0.000	12/31/03
9.005921	1,290,667.557	7.093380	0.000	12/31/02
12.672131	1,215,838.484	9.966204	0.000	12/31/01
21.224171	993,843.327	—	—	12/31/00
31.565210	329,807.902	—	—	12/31/99
14.199318	53,896.345	—	—	12/31/98
Oppenheimer Balanced Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
11.814395	264,436.247	11.870003	5,092.145	12/31/07
11.545935	284,653.565	11.582542	3,550.912	12/31/06
10.535194	293,699.326	10.552554	6,792.953	12/31/05
10.284433	3,001.731	10.285758	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA- Non-Service Shares (Inception Date 12/1/2004)
12.807951	209,919.379	12.868209	416.865	12/31/07
11.380578	206,005.347	11.416632	0.000	12/31/06
10.691883	85,720.169	10.709490	0.000	12/31/05
10.317159	581.341	10.318490	0.000	12/31/04
Oppenheimer Main Street Fund®/VA- Non-Service Shares (Inception Date 12/1/2004)
12.629722	217,168.911	12.689145	2,329.317	12/31/07
12.267378	188,104.597	12.306240	1,521.948	12/31/06
10.816022	161,384.797	10.833842	929.864	12/31/05
10.350617	13,062.128	10.351950	0.000	12/31/04

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.079101	207,278.006	11.131246	0.000	12/31/07
10.154210	212,006.902	10.186397	0.000	12/31/06
10.224854	240,401.144	10.241706	0.000	12/31/05
10.156423	10,066.473	10.157733	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.170817	238,092.027	11.223392	1,205.180	12/31/07
10.417487	207,153.358	10.450511	972.190	12/31/06
10.173284	199,476.486	10.190049	879.659	12/31/05
10.070332	627.100	10.071632	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
10.68643	40,534.202	10.694561	1,028.647	12/31/07
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
15.593051	790,109.961	14.728691	19,565.182	12/31/07
14.997858	934,853.788	14.144834	17,328.704	12/31/06
14.663212	1,031,163.550	13.808240	18,130.319	12/31/05
14.269584	1,040,814.398	13.417180	12,598.333	12/31/04
13.866152	1,111,500.860	13.018146	11,072.438	12/31/03
13.437077	1,065,387.210	12.596637	1,851.193	12/31/02
12.694998	713,042.852	11.883354	0.000	12/31/01
11.776122	380,480.921	—	—	12/31/00
10.749115	279,193.758	—	—	12/31/99
11.079965	46,348.096	—	—	12/31/98
Van Kampen UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
11.249638	24,266.882	11.261144	0.000	12/31/07
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
24.624489	546,047.920	20.413082	4,293.194	12/31/07
23.159385	581,474.070	19.169188	2,570.430	12/31/06
19.459486	530,733.841	16.082345	2,448.518	12/31/05
17.572071	467,487.388	14.500478	1,040.735	12/31/04
15.551851	417,352.873	12.813994	882.716	12/31/03
11.143745	383,714.571	9.168344	52.729	12/31/02
15.699340	335,452.774	12.897226	0.000	12/31/01
16.438193	253,713.630	—	—	12/31/00
15.049488	183,388.647	—	—	12/31/99
12.705082	111,076.120	—	—	12/31/98
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
30.015533	439,009.316	28.804897	6,909.522	12/31/07
36.711245	617,880.841	35.176624	6,702.469	12/31/06
26.969864	638,271.701	25.803315	4,982.523	12/31/05
23.367170	618,052.255	22.322550	2,468.640	12/31/04
17.374679	549,927.036	16.572889	944.337	12/31/03
12.811814	469,712.672	12.202516	116.127	12/31/02
13.094325	269,466.499	12.453115	0.000	12/31/01
12.088940	147,402.642	—	—	12/31/00
9.482378	86,941.426	—	—	12/31/99
9.758808	43,786.457	—	—	12/31/98

		Standard with	Number of Standard
	Number of	Administration	with Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Van Kampen UIF Value Portfolio-Class I (Inception Date 7/15/1997)
15.875263	789,939.565	15.217237	3,456.598	12/31/07
16.611311	850,561.888	15.898419	3,065.792	12/31/06
14.412225	863,389.460	13.772791	482.003	12/31/05
13.978413	807,191.172	13.337973	33.943	12/31/04
12.030718	620,028.974	11.462170	0.000	12/31/03
9.098209	526,832.864	8.655429	0.000	12/31/02
11.851536	401,628.667	11.258029	0.000	12/31/01
11.751659	132,621.948	—	—	12/31/00
9.536137	78,330.649	—	—	12/31/99
9.848411	34,212.111	—	—	12/31/98
Wilshire 2010 Moderate Fund (Inception Date 5/1/2007)
10.031655	29.765	10.041927	0.000	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
10.007599	17,496.921	10.017831	0.000	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
9.970642	8,817.071	9.980833	107.599	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
9.921001	3,691.070	9.931143	0.000	12/31/07
Wilshire 2045 Moderate Fund (Inception Date 5/1/2007)
9.806456	7,633.978	9.816480	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2007. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: PORTFOLIOS

Portfolio / Advisor	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Capital Development Fund — Series I Shares Advisor — Invesco Aim Advisors, Inc. Subadvisor — Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund — Series I Shares Advisor — Invesco Aim Advisors, Inc. Subadvisor — Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund — Series I Shares Advisor — Invesco Aim Advisors, Inc. Subadvisor — Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is capital growth. The fund seeks to meets its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related industries.. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Global Health Care Fund — Series I Shares Advisor — Invesco Aim Advisors, Inc. Subadvisor — Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. High Yield Fund — Series I Shares

Advisor — Invesco Aim Advisors, Inc.

Subadvisor — Invesco Institutional (N.A.), Inc. and eight other advisory entities affiliated with Invesco Aim Advisors, Inc.
The fund’s investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investor Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.”, plus the amount of any borrowings for investment purposes, in non-in The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The fund may invest up to 15% of its total assets in securities of companies located in developing countries. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund —Series I Shares Advisor — Invesco Aim Advisors, Inc. Subadvisor — Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

American Century Variable Portfolios, Inc.

American Century VP Large Company Value Fund — Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund — Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

Portfolio / Advisor	Investment Objective / Strategy

American Century VP Ultra® Fund — Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund — Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Calamos® Advisors Trust

Calamos Growth and Income Portfolio Advisor — Calamos Advisors LLC	The portfolio seeks high long-term return through growth and current income. The portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In seeking to meet its investment objective, the portfolio’s adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities.

Davis Variable Account Fund, Inc.

Davis Value Portfolio Advisor—Davis Selected Advisers, L.P. Sub-Adviser—Davis Selected Advisers—NY, Inc.	The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.

Dreyfus Portfolios

Dreyfus Investment Portfolios MidCap Stock Portfolio — Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — Franklin Portfolio Associates	The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of midsize companies.

Portfolio / Advisor	Investment Objective / Strategy

Dreyfus Investment Portfolios Technology Growth Portfolio — Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — The Boston Company Asset Management LLC	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — Mellon Capital Management LLC	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc., — Initial Shares Advisor — The Dreyfus Corporation Index Sub-Investment Adviser — Mellon Capital Management LLC	The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio — Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — Fayez Sarofim & Co.	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Developing Leaders Portfolio — Initial Shares	The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.
Advisor — The Dreyfus Corporation Sub-Adviser — Franklin Portfolio Associates

Dreyfus Variable Investment Fund (“VIF”) Growth and Income Portfolio — Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — The Boston Company Asset Management LLC	The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers. The portfolios stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

Portfolio / Advisor	Investment Objective / Strategy

DWS Investments VIT Funds

DWS (1) Small Cap Index VIP- Class A Advisor — Deutsche Investment Management Americas Inc. Subadvisor — Northern Trust Investments, N.A.	The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

(1)	DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.
Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio — Class II	The Portfolio seeks to provide investors with capital appreciation and some current income.

Adviser — ALPS Advisers, Inc.	The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Ibbotson Conservative ETF Asset Allocation Portfolio — Class II	The Portfolio seeks to provide investors with current income and preservation of capital.

Adviser — ALPS Advisers, Inc.	The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Ibbotson Growth ETF Asset Allocation Portfolio — Class II	The Portfolio seeks to provide investors with capital appreciation.

Adviser — ALPS Advisers, Inc.	The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase

Portfolio / Advisor	Investment Objective / Strategy

Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class II	The Portfolio seeks to provide investors with current income and capital appreciation.

Adviser — ALPS Advisers, Inc.	The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund — Class 2 Advisor — Templeton Investment Counsel, LLC	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Janus Aspen Series

Janus Aspen Balanced Portfolio — Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called “junk” bonds) to 35% or less of its net assets.

Janus Aspen Forty Portfolio — Institutional Shares Advisor — Janus Capital Management LLC	This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen International Growth Portfolio — Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Portfolio / Advisor	Investment Objective / Strategy

Janus Aspen Large Cap Growth Portfolio — Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000® Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth Portfolio — Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap® Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA — Non-Service Shares	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Advisor — OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA — Non-Service Shares	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Advisor — OppenheimerFunds, Inc.

Oppenheimer Main Street Fund®/VA — Non-Service Shares Advisor — OppenheimerFunds, Inc.	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIMCO Variable Insurance Trust

PIMCO VIT Real Return Portfolio — Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio — Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Portfolio / Advisor	Investment Objective / Strategy

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio — Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest over 50% of its assets in mortgage securities and up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Van Kampen UIF Mid Cap Growth Portfolio — Class I Adviser—Van Kampen(1)	The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalization of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

Van Kampen UIF U.S. Mid Cap Value Portfolio — Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may invest up to 20% of its net assets in real estate investment trusts and up to 20% of its total assets in foreign securities. This percentage limitation on foreign securities, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange.

Van Kampen UIF U.S. Real Estate Portfolio — Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Portfolio / Advisor	Investment Objective / Strategy

Van Kampen UIF Value Portfolio — Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income, Mid Cap Growth and U.S. Real Estate Portfolios.

Wilshire Variable Insurance Trust

Wilshire 2010 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2010 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2010 Moderate Fund operates under a fund of funds structure. The 2010 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2010, plus or minus two to three years. The 2010 Moderate Fund’s initial target allocation will be approximately 49% fixed income and 51% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2010, the 2010 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2015 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2015 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter the 2015, Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 Moderate Fund operates under a fund of funds structure. The 2015 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 Moderate Fund’s initial target allocation will be approximately 57% equity and 43% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2025 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2025 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 Moderate Fund operates under a fund of funds structure. The 2025 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 Moderate Fund’s initial target allocation will be approximately 67% equity and 33% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Portfolio / Advisor	Investment Objective / Strategy

Wilshire 2035 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2035 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 Moderate Fund operates under a fund of funds structure. The 2035 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 Moderate Fund’s initial target allocation will be approximately 80% equity and 20% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2045 Moderate Fund Advisor—Wilshire Associates Incorporated	The 2045 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2045 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2045 Moderate Fund operates under a fund of funds structure. The 2045 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2045, plus or minus two to three years. The 2045 Moderate Fund’s initial target allocation will be approximately 4% fixed income and 96% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2045, the 2045 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values
•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests
•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:
(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and

(2) if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.
U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event
•	the total assets of the Portfolio involved in the transfer event
•	the number of transfer events completed in the current quarter of the Contract Year
•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2008
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2008, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
AIM Variable Investment Funds
-AIM V.I. Dynamics Fund-Series I Shares
Janus Aspen Series
-Janus Aspen Worldwide Growth Portfolio-Institutional Shares
The Timothy Plan Variable Series
-The Timothy Plan Conservative Growth Variable Series
-The Timothy Plan Strategic Growth Variable Series
The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2008, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is

1

authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value

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EXPENSE TABLES

The Total Annual Portfolio Operating Expenses table and the Expense Examples table in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.27%	39.60%

After contractual fee reductions and/or expense reimbursements	0.27%	2.21%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end February 28, 2009 and the longest period will end on May 1, 2009.
The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2007, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before any fee reduction or expense reimbursement are the expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The advisor and sub-advisor to this Ibbotson Portfolio have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that the total annual portfolio operating expenses, excluding Acquired Fund fees and expenses and extraordinary expenses (“excluded expenses”), do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2009. The addition of excluded expenses may cause the total annual portfolio operating expenses to exceed the 0.73% for Class II shares agreed to by the advisor and sub-advisor to this Ibbotson Portfolio.
The maximum expenses after fee reductions and/or expense reimbursements are the expenses of The Timothy Plan Strategic Growth Variable Series.

Examples for The Commodore Advantage® Contract
Example 1: Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (39.60%) or after reimbursement (2.21%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$4,003	$8,411	$11,239	$15,949
After reimbursement	$1,320	$2,336	$3,363	$6,490

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,203	$7,711	$10,739	$15,949
After reimbursement	$520	$1,636	$2,863	$6,490

Example 2: Contract with No Riders and Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You do not activate either rider at any time during the indicated period.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.27%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$1,003	$1,355	$1,677	$2,839

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$203	$655	$1,177	$2,839

Examples for The Commodore Independence® Contract
Example 1: Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.
•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (39.60%) or after reimbursement (2.21%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,213	$7,733	$10,768	$15,984
After reimbursement	$530	$1,666	$2,913	$6,490

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,213	$7,733	$10,768	$15,984
After reimbursement	$530	$1,666	$2,913	$6,490

Example 2: Contract with No Riders and Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You do not activate either rider at any time during the indicated period.
•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.27%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$213	$686	$1,230	$2,955

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$213	$686	$1,230	$2,955

Examples for The Commodore Spirit® Contract
Example 1: Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (39.60%) or after reimbursement (2.21%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,903	$8,211	$11,039	$15,949
After reimbursement	$1,220	$2,136	$3,163	$6,490

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,203	$7,711	$10,739	$15,949
After reimbursement	$520	$1,636	$2,863	$6,490

Example 2: Contract with No Riders and Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You do not activate either rider at any time during the indicated period.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.27%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$903	$1,155	$1,477	$2,839

(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$203	$655	$1,177	$2,839

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:

•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2007

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policeis and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

3

Portfolio	Adviser and Type of Fund
AIM Variable Investment Funds
AIM V.I. Dynamics Fund-Series I Shares	Invesco Aim Advisors, Inc. Mid cap growth

Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio — Service Shares	Janus Capital Management LLC World stock
The Timothy Plan Variable Series
The Timothy Plan Conservative Growth Variable Series	Timothy Partners, Ltd. Asset allocation
The Timothy Plan Strategic Growth Variable Series	Timothy Partners, Ltd. Asset allocation

Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You may allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to any of the following Closed Subaccounts only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004.
•	AIM V.I. Dynamics Fund Closed Subaccount

•	Janus Aspen Worldwide Growth Portfolio Closed Subaccount

•	The Timothy Plan Conservative Growth Variable Series Closed Subaccount

•	The Timothy Plan Strategic Growth Variable Series Closed Subaccount
Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount.
Substitutions of Portfolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

4

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2007. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
11.378261	91,372.086	11.608837	0.000	11.725794	112.020	12/31/07
10.287076	105,073.806	10.463499	0.000	10.552834	88.031	12/31/06
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
Janus Aspen Worldwide Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
12.632936	402,131.168	12.687776	123.659	12.715080	0.000	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02

5

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*   See The Commodore Spirit® Supplemental Prospectus dated May 1, 2008 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
11.378261	91,372.086	11.302455	173.124	11.189694	0.000	12/31/07
10.287076	105,073.806	10.228974	157.523	10.142423	0.000	12/31/06
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
Janus Aspen Worldwide Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
15.907143	1,161,307.113	15.741778	2,332.385	15.497595	0.000	12/31/07
14.717387	1,410,898.731	14.579256	2,270.609	14.375089	0.000	12/31/06
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.952754	455,222.276	12.879212	10,816.707	12.769620	0.000	12/31/07
12.081358	512,762.391	12.025018	9,153.898	11.940953	0.000	12/31/06
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.227039	518,810.234	13.152081	208.850	13.040454	0.000	12/31/07
12.181313	629,515.069	12.124648	175.753	12.040151	0.000	12/31/06
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02

6

The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
11.378261	91,372.086	11.608837	0.000	11.764863	0.000	12/31/07
10.287076	105,073.806	10.463499	0.000	10.582630	0.000	12/31/06
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
Janus Aspen Worldwide Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

7

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
11.725794	112.020	11.883356	137.993	12/31/07
10.552834	88.031	10.672996	122.199	12/31/06
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
Janus Aspen Worldwide Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02

8

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
11.378261	91,372.086	11.493024	0.000	12/31/07
10.287076	105,073.806	10.374943	0.000	12/31/06
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
Janus Aspen Worldwide Growth Portfolio-Institutional Shares (Inception Date 7/15/1997)
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

9

APPENDIX B: PORTFOLIOS

Portfolio / Adviser	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Dynamics Fund — Series I Shares Advisor — Invesco Aim Advisors, Inc. Subadvisor — Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Timothy Plan Variable Series

The Timothy Plan Conservative Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards are referred to as “excluded securities.”

The Timothy Plan Strategic Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards are referred to as “excluded securities.”

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
AND THE COMMODORE ADVANTAGE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2008
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2008, for either The Commodore Spirit® or The Commodore Advantage® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2007, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2008, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; and The Commodore Advantage® is 333-51971.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®, THE COMMODORE ADVANTAGE® AND
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
This Statement of Additional Information supplements the current prospectuses for The Commodore Spirit®, The Commodore Advantage® and The Commodore Independence® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® (the “Company,” “we,” “us” or “our”) through Annuity Investors® Variable Account B (“Separate Account”). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of the prospectus applicable to your contract dated May 1, 2008, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance Company® (the “Company,” “we,” “us” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.
We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner’s last known address.
Experts
The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period then ended, and of the Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

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DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.
The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
Contract and	12/31/2007		12/31/2006		12/31/2005
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Spirit® 333-19725	$1,198,310	$410,568	$1,239,544	$394,356	$1,469,320	$578,381
The Commodore Advantage® 333-51971	$313,977	$107,024	$366,403	$96,894	$349,460	$190,891
The Commodore Independence® 333-51955	$119,328	$103,225	$151,900	$132,587	$176,464	$159,075

CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, we computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:
BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value (“AUV”) for the
Money Market Subaccount over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

4

The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] — 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2007 are as follows:

	Total Separate
Contract and Registration No.	Account Charges	Yield	Effective Yield
The Commodore Spirit®	1.65%	2.60%	2.64%
333-19725	1.50%	2.76%	2.80%
	1.40%	2.86%	2.90%
	1.10%	3.17%	3.21%
	0.95%	3.32%	3.38%
The Commodore Independence®	1.40%	2.86%	2.90%
333-51955	1.10%	3.17%	3.21%
	0.95%	3.32%	3.38%
	0.90%	3.36%	3.42%
	0.75%	3.51%	3.58%
The Commodore Advantage®	1.40%	2.86%	2.90%
333-51971	1.25%	3.02%	3.06%
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the our Administrative Office toll free at 1-800-789-6771.
Average Annual Total Return Calculation
We may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction

5

of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
We may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) — 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, we currently advertise only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

6

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including	The Commodore Spirit®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-19725
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	0.28%	13.61%	4.44%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-2.40%	8.58%	1.72%
AIM V.I. Dynamics Fund-Series I4	1.61%	14.05%	3.02%
AIM V.I. Financial Services Fund-Series I	-32.31%	1.72%	0.09%
AIM V.I. Global Health Care Fund-Series I	1.28%	7.87%	5.90%
AIM V.I. High Yield Fund-Series I	-9.18%	6.32%	-2.82%
AIM V.I. Small Cap Equity Fund-Series I3	-5.29%	NA	7.79%
American Century VP Large Company Value-Class I3	-11.66%	NA	1.78%
American Century VP Mid Cap Value-Class I3	-12.68%	NA	3.84%
American Century VP Ultra®-Class I3	10.31%	6.51%	-1.76%
American Century VP VistaSM-Class I3	28.80%	18.68%	9.90%
Calamos Growth and Income Portfolio	-1.66%	8.34%	5.66%
Davis Value Portfolio	-5.84%	10.12%	1.80%
Dreyfus IP MidCap Stock Portfolio-Service Shares	-8.88%	8.83%	2.57%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	4.11%	9.65%	-7.96%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-2.73%	6.20%	-1.08%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-5.23%	8.65%	2.19%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-3.38%	6.58%	2.29%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-21.31%	3.09%	-0.04%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-2.08%	7.81%	0.46%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-6.65%	-2.63%	-1.58%
DWS Small Cap Index VIP-Class A8	-12.28%	11.99%	3.26%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	-9.06%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	-6.68%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-10.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-8.07%
Janus Aspen Balanced Portfolio-Institutional Shares	-0.02%	6.25%	6.37%
Janus Aspen Forty Portfolio-Institutional Shares	26.06%	15.71%	9.75%
Janus Aspen International Growth Portfolio-Institutional Shares	17.51%	28.93%	11.47%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	4.47%	9.09%	1.69%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	11.32%	17.05%	5.77%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	-0.92%	8.32%	2.14%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-6.67%	6.44%	3.32%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	3.54%	8.73%	4.02%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-6.05%	8.09%	1.10%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	0.11%	1.69%	5.04%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-1.77%	0.36%	2.33%
Templeton Foreign Securities Fund-Class 2	4.83%	15.84%	-2.86%
The Timothy Plan Conservative Growth Variable Series[9]	-1.79%	5.10%	1.62%
The Timothy Plan Strategic Growth Variable Series[9]	-0.42%	7.62%	2.05%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-5.03%	-0.19%	1.97%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	12.13%	19.24%	3.16%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	-2.67%	15.32%	7.52%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-27.24%	16.79%	9.82%
Van Kampen UIF Value Portfolio-Class I	-13.43%	9.50%	2.23%
Wilshire 2010 Moderate Fund	-5.82%	NA	-3.01%
Wilshire 2015 Moderate Fund	-5.61%	NA	-2.45%
Wilshire 2025 Moderate Fund	-5.92%	NA	-2.27%
Wilshire 2035 Moderate Fund	-5.59%	NA	-2.25%
Wilshire 2045 Moderate Fund	-6.14%	NA	-2.48%

7

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

8

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including	The Commodore Spirit®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees — data is the same for all Standard Contracts).	333-19725
	Enhanced[1] Contracts
			From Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	0.62%	13.98%	4.81%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-2.08%	8.95%	2.12%
AIM V.I. Dynamics Fund-Series I4	1.95%	14.42%	3.41%
AIM V.I. Financial Services Fund-Series I	-32.08%	2.07%	0.47%
AIM V.I. Global Health Care Fund-Series I	1.62%	8.24%	6.28%
AIM V.I. High Yield Fund-Series I	-8.88%	6.69%	-2.40%
AIM V.I. Small Cap Equity Fund-Series I3	-4.98%	NA	8.16%
American Century VP Large Company Value-Class I3	-11.36%	NA	2.15%
American Century VP Mid Cap Value-Class I3	-12.39%	NA	4.20%
American Century VP Ultra®-Class I3	10.68%	6.87%	-1.39%
American Century VP VistaSM-Class I3	29.23%	19.06%	10.28%
Calamos Growth and Income Portfolio	-1.33%	8.71%	6.04%
Davis Value Portfolio	-5.52%	10.49%	2.18%
Dreyfus IP MidCap Stock Portfolio-Service Shares	-8.61%	9.10%	2.84%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	4.46%	10.02%	-7.53%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-2.41%	6.57%	-0.67%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-4.91%	9.02%	2.59%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-3.05%	6.94%	2.69%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-21.04%	3.45%	0.36%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-1.75%	8.18%	0.87%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-6.52%	-2.42%	-1.32%
DWS Small Cap Index VIP-Class A8	-11.98%	12.35%	3.65%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	-8.85%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	-6.47%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-9.85%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-7.86%
Janus Aspen Balanced Portfolio-Institutional Shares	0.31%	6.61%	6.75%
Janus Aspen Forty Portfolio-Institutional Shares	26.48%	16.10%	10.13%
Janus Aspen International Growth Portfolio-Institutional Shares	17.90%	29.34%	11.84%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	4.82%	9.46%	2.08%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	11.69%	17.43%	6.16%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	-0.58%	8.69%	2.54%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-6.36%	6.81%	3.70%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	3.89%	9.10%	4.40%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-5.73%	8.46%	1.50%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	0.44%	2.05%	5.42%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-1.44%	0.71%	2.70%
Templeton Foreign Securities Fund-Class 2	5.18%	16.22%	-2.45%
The Timothy Plan Conservative Growth Variable Series[9]	-1.46%	5.46%	1.98%
The Timothy Plan Strategic Growth Variable Series[9]	-0.08%	7.99%	2.42%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-4.71%	0.16%	2.37%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	12.46%	19.53%	3.43%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	-2.35%	15.69%	7.90%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-26.99%	17.17%	10.19%
Van Kampen UIF Value Portfolio-Class I	-13.14%	9.87%	2.62%
Wilshire 2010 Moderate Fund	-5.50%	NA	-2.68%
Wilshire 2015 Moderate Fund	-5.30%	NA	-2.11%
Wilshire 2025 Moderate Fund	-5.61%	NA	-1.93%
Wilshire 2035 Moderate Fund	-5.27%	NA	-1.91%
Wilshire 2045 Moderate Fund	-5.83%	NA	-2.14%

9

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

10

Standardized Average Annual Total Return Data	The Commodore Advantage®
(Data reflects deduction of all recurring charges including	S.E.C. File No.
contingent deferred sales charges and contract (or certificate)	333-51971
maintenance fees—data is the same for all Standard Contracts).	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	-1.72%	13.37%	4.44%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-4.40%	8.29%	1.72%
AIM V.I. Dynamics Fund-Series I4	-0.39%	13.81%	3.02%
AIM V.I. Financial Services Fund-Series I	-34.31%	1.34%	0.09%
AIM V.I. Global Health Care Fund-Series I	-0.72%	7.57%	5.90%
AIM V.I. High Yield Fund-Series I	-11.18%	6.01%	-2.82%
AIM V.I. Small Cap Equity Fund-Series I3	-7.29%	NA	7.43%
American Century VP Large Company Value-Class I3	-13.66%	NA	1.16%
American Century VP Mid Cap Value-Class I3	-14.68%	NA	3.23%
American Century VP Ultra®-Class I3	8.31%	6.20%	-2.09%
American Century VP VistaSM-Class I3	26.80%	18.48%	9.70%
Calamos Growth and Income Portfolio	-3.66%	8.05%	5.66%
Davis Value Portfolio	-7.84%	9.85%	1.80%
Dreyfus IP MidCap Stock Portfolio-Service Shares	-10.88%	8.54%	2.32%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.11%	9.37%	-7.96%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-4.73%	5.89%	-1.08%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-7.23%	8.36%	2.19%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-5.38%	6.26%	2.29%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-23.31%	2.74%	-0.04%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-4.08%	7.52%	0.46%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-8.65%	-3.31%	-1.58%
DWS Small Cap Index VIP-Class A8	-14.28%	11.73%	3.26%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	-10.06%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	-7.68%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-11.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-9.07%
Janus Aspen Balanced Portfolio-Institutional Shares	-2.02%	5.93%	6.37%
Janus Aspen Forty Portfolio-Institutional Shares	24.06%	15.49%	9.75%
Janus Aspen International Growth Portfolio-Institutional Shares	15.51%	28.79%	11.47%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	2.47%	8.80%	1.69%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	9.32%	16.84%	5.77%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	-2.92%	8.02%	2.14%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-8.67%	6.13%	3.32%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	1.54%	8.44%	4.02%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-8.05%	7.79%	1.10%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-1.89%	1.32%	5.04%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-3.77%	-0.03%	2.33%
Templeton Foreign Securities Fund-Class 2	2.83%	15.62%	-2.86%
The Timothy Plan Conservative Growth Variable Series[9]	-3.79%	4.77%	1.29%
The Timothy Plan Strategic Growth Variable Series[9]	-2.42%	7.32%	1.73%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-7.03%	-0.60%	1.97%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	10.13%	19.05%	3.16%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	-4.67%	15.09%	7.52%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-29.24%	16.57%	9.82%
Van Kampen UIF Value Portfolio-Class I	-15.43%	9.22%	2.23%
Wilshire 2010 Moderate Fund	-7.82%	NA	-4.24%
Wilshire 2015 Moderate Fund	-7.61%	NA	-3.67%
Wilshire 2025 Moderate Fund	-7.92%	NA	-3.49%
Wilshire 2035 Moderate Fund	-7.59%	NA	-3.47%
Wilshire 2045 Moderate Fund	-8.14%	NA	-3.70%

11

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

12

Standardized Average Annual Total Return Data	The Commodore Independence®
(Data reflects deduction of all recurring charges including	S.E.C. File No.
contingent deferred sales charges and contract (or certificate)	333-51955
maintenance fees—data is the same for all Standard Contracts).	Standard[1] Contracts
			From Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	5.28%	13.25%	3.70%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	2.60%	8.14%	0.79%
AIM V.I. Dynamics Fund-Series I4	6.61%	13.69%	2.18%
AIM V.I. Financial Services Fund-Series I	-27.31%	1.15%	-1.04%
AIM V.I. Global Health Care Fund-Series I	6.28%	7.42%	5.27%
AIM V.I. High Yield Fund-Series I	-4.18%	5.85%	-4.23%
AIM V.I. Small Cap Equity Fund-Series I3	-0.29%	NA	7.43%
American Century VP Large Company Value-Class I3	-6.66%	NA	1.78%
American Century VP Mid Cap Value-Class I3	-7.68%	NA	3.84%
American Century VP Ultra®-Class I3	15.31%	6.04%	-2.78%
American Century VP VistaSM-Class I3	33.80%	18.38%	9.31%
Calamos Growth and Income Portfolio	3.34%	7.90%	4.95%
Davis Value Portfolio	-0.84%	9.71%	0.84%
Dreyfus IP MidCap Stock Portfolio-Service Shares	-3.88%	8.40%	1.69%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	9.11%	9.23%	-10.12%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	2.27%	5.73%	-2.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-0.23%	8.22%	1.30%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	1.62%	6.11%	1.41%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-16.31%	2.55%	-1.16%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	2.92%	7.37%	-0.60%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-1.65%	-3.31%	-2.89%
DWS Small Cap Index VIP-Class A8	-7.28%	11.60%	2.44%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	-3.06%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	-0.68%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-4.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-2.07%
Janus Aspen Balanced Portfolio-Institutional Shares	4.98%	5.77%	5.76%
Janus Aspen Forty Portfolio-Institutional Shares	31.06%	15.38%	9.31%
Janus Aspen International Growth Portfolio-Institutional Shares	22.51%	28.71%	11.09%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	9.47%	8.66%	0.75%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	16.32%	16.73%	5.14%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	4.08%	15.38%	1.25%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-1.67%	5.97%	2.52%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	8.54%	8.30%	3.27%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-1.05%	7.64%	0.10%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	5.11%	1.13%	4.26%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	3.23%	-0.24%	1.49%
Templeton Foreign Securities Fund-Class 2	9.83%	15.51%	-4.35%
The Timothy Plan Conservative Growth Variable Series[9]	3.21%	4.60%	0.95%
The Timothy Plan Strategic Growth Variable Series[9]	4.58%	7.17%	1.40%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-0.03%	-0.80%	1.06%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	17.13%	18.95%	2.26%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	2.33%	14.98%	6.98%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-22.24%	16.46%	9.38%
Van Kampen UIF Value Portfolio-Class I	-8.43%	9.08%	1.34%
Wilshire 2010 Moderate Fund	-0.82%	NA	-0.58%
Wilshire 2015 Moderate Fund	-0.61%	NA	-0.03%
Wilshire 2025 Moderate Fund	-0.92%	NA	0.15%
Wilshire 2035 Moderate Fund	-0.59%	NA	0.17%
Wilshire 2045 Moderate Fund	-1.14%	NA	-0.06%

13

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

14

Non Standardized Average Annual Total Return Data	The Commodore Spirit®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-19725
maintenance fees—data is the same for all Standard Contracts).	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	9.28%	15.58%	6.40%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	6.60%	10.92%	4.12%
AIM V.I. Dynamics Fund-Series I4	10.61%	15.99%	5.20%
AIM V.I. Financial Services Fund-Series I	-23.31%	4.71%	3.00%
AIM V.I. Global Health Care Fund-Series I	10.28%	10.27%	7.60%
AIM V.I. High Yield Fund-Series I	-0.18%	8.86%	0.59%
AIM V.I. Small Cap Equity Fund-Series I3	3.71%	NA	10.87%
American Century VP Large Company Value-Class I3	-2.66%	NA	6.55%
American Century VP Mid Cap Value-Class I3	-3.68%	NA	8.42%
American Century VP Ultra®-Class I3	19.31%	9.03%	1.56%
American Century VP VistaSM-Class I3	37.80%	20.35%	11.95%
Calamos Growth and Income Portfolio	7.34%	10.70%	7.58%
Davis Value Portfolio	3.16%	12.34%	4.33%
Dreyfus IP MidCap Stock Portfolio-Service Shares	0.12%	11.15%	4.97%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	13.11%	11.91%	-3.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	6.27%	8.75%	1.94%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.77%	10.99%	4.50%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	5.62%	9.09%	4.58%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-12.31%	5.94%	2.73%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	6.92%	10.22%	3.12%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.35%	0.88%	1.56%
DWS Small Cap Index VIP-Class A8	-3.28%	14.07%	5.40%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-0.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	1.93%
Janus Aspen Balanced Portfolio-Institutional Shares	8.98%	8.79%	8.00%
Janus Aspen Forty Portfolio-Institutional Shares	35.06%	17.55%	10.99%
Janus Aspen International Growth Portfolio-Institutional Shares	26.51%	30.14%	12.55%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	13.47%	11.39%	4.09%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	20.32%	18.81%	7.49%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	8.08%	10.68%	4.46%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.33%	8.97%	5.42%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	12.54%	11.06%	6.00%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	2.95%	10.47%	3.62%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	9.11%	4.69%	7.17%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	7.23%	3.51%	4.54%
Templeton Foreign Securities Fund-Class 2	13.83%	17.67%	0.63%
The Timothy Plan Conservative Growth Variable Series[9]	7.21%	7.75%	4.67%
The Timothy Plan Strategic Growth Variable Series[9]	8.58%	10.04%	5.05%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	3.97%	3.02%	4.32%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	21.13%	20.88%	5.58%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	6.33%	17.18%	9.01%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-18.24%	18.56%	11.05%
Van Kampen UIF Value Portfolio-Class I	-4.43%	11.77%	4.53%
Wilshire 2010 Moderate Fund	3.18%	NA	4.16%
Wilshire 2015 Moderate Fund	3.39%	NA	4.70%
Wilshire 2025 Moderate Fund	3.08%	NA	4.87%
Wilshire 2035 Moderate Fund	3.41%	NA	4.89%
Wilshire 2045 Moderate Fund	2.86%	NA	4.67%

15

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

16

Non Standardized Average Annual Total Return Data	The Commodore Spirit®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-19725
maintenance fees—data is the same for all Standard Contracts).	Enhanced[1] Contracts
			From
			Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	9.62%	15.93%	6.72%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	6.92%	11.26%	4.44%
AIM V.I. Dynamics Fund-Series I4	10.95%	16.34%	5.52%
AIM V.I. Financial Services Fund-Series I	-23.08%	5.03%	3.31%
AIM V.I. Global Health Care Fund-Series I	10.62%	10.61%	7.93%
AIM V.I. High Yield Fund-Series I	0.12%	9.19%	0.90%
AIM V.I. Small Cap Equity Fund-Series I3	4.02%	NA	11.21%
American Century VP Large Company Value-Class I3	-2.36%	NA	6.88%
American Century VP Mid Cap Value-Class I3	-3.39%	NA	8.75%
American Century VP Ultra®-Class I3	19.68%	9.36%	1.86%
American Century VP VistaSM-Class I3	38.23%	20.71%	12.29%
Calamos Growth and Income Portfolio	7.67%	11.04%	7.91%
Davis Value Portfolio	3.48%	12.68%	4.65%
Dreyfus IP MidCap Stock Portfolio-Service Shares	0.39%	11.40%	5.20%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	13.46%	12.25%	-2.78%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	6.59%	9.08%	2.25%
Dreyfus Stock Index Fund, Inc.-Initial Shares	4.09%	11.33%	4.82%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	5.95%	9.42%	4.90%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-12.04%	6.26%	3.04%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	7.25%	10.56%	3.44%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.48%	1.07%	1.76%
DWS Small Cap Index VIP-Class A8	-2.98%	14.41%	5.72%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	1.15%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	3.53%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	0.15%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	2.14%
Janus Aspen Balanced Portfolio-Institutional Shares	9.31%	9.12%	8.33%
Janus Aspen Forty Portfolio-Institutional Shares	35.48%	17.91%	11.33%
Janus Aspen International Growth Portfolio-Institutional Shares	26.90%	30.53%	12.89%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	13.82%	11.73%	4.41%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	20.69%	19.17%	7.82%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	8.42%	11.02%	4.78%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.64%	9.30%	5.74%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	12.89%	11.40%	6.32%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	3.27%	10.81%	3.94%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	9.44%	5.01%	7.50%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	7.56%	3.82%	4.85%
Templeton Foreign Securities Fund-Class 2	14.18%	18.03%	0.93%
The Timothy Plan Conservative Growth Variable Series[9]	7.54%	8.08%	4.99%
The Timothy Plan Strategic Growth Variable Series[9]	8.92%	10.38%	5.37%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	4.29%	3.33%	4.64%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	21.46%	21.15%	5.81%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	6.65%	17.53%	9.34%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-17.99%	18.92%	11.39%
Van Kampen UIF Value Portfolio-Class I	-4.14%	12.11%	4.85%
Wilshire 2010 Moderate Fund	3.50%	NA	4.48%
Wilshire 2015 Moderate Fund	3.70%	NA	5.02%
Wilshire 2025 Moderate Fund	3.39%	NA	5.19%
Wilshire 2035 Moderate Fund	3.73%	NA	5.21%
Wilshire 2045 Moderate Fund	3.17%	NA	4.99%

17

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

18

Non Standardized Average Annual Total Return Data	The Commodore Advantage®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-51971
maintenance fees—data is the same for all Standard Contracts).	Standard[1] Contracts
			From
			Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	9.28%	15.58%	6.40%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	6.60%	10.92%	4.12%
AIM V.I. Dynamics Fund-Series I4	10.61%	15.99%	5.20%
AIM V.I. Financial Services Fund-Series I	-23.31%	4.71%	3.00%
AIM V.I. Global Health Care Fund-Series I	10.28%	10.27%	7.60%
AIM V.I. High Yield Fund-Series I	-0.18%	8.86%	0.59%
AIM V.I. Small Cap Equity Fund-Series I3	3.71%	NA	10.87%
American Century VP Large Company Value-Class I3	-2.66%	NA	6.55%
American Century VP Mid Cap Value-Class I3	-3.68%	NA	8.42%
American Century VP Ultra®-Class I3	19.31%	9.03%	1.56%
American Century VP VistaSM-Class I3	37.80%	20.35%	11.95%
Calamos Growth and Income Portfolio	7.34%	10.70%	7.58%
Davis Value Portfolio	3.16%	12.34%	4.33%
Dreyfus IP MidCap Stock Portfolio-Service Shares	0.12%	11.15%	4.97%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	13.11%	11.91%	-3.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	6.27%	8.75%	1.94%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.77%	10.99%	4.50%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	5.62%	9.09%	4.58%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-12.31%	5.94%	2.73%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	6.92%	10.22%	3.12%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.35%	0.88%	1.56%
DWS Small Cap Index VIP-Class A8	-3.28%	14.07%	5.40%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-0.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	1.93%
Janus Aspen Balanced Portfolio-Institutional Shares	8.98%	8.79%	8.00%
Janus Aspen Forty Portfolio-Institutional Shares	35.06%	17.55%	10.99%
Janus Aspen International Growth Portfolio-Institutional Shares	26.51%	30.14%	12.55%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	13.47%	11.39%	4.09%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	20.32%	18.81%	7.49%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	8.08%	10.68%	4.46%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.33%	8.97%	5.42%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	12.54%	11.06%	6.00%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	2.95%	10.47%	3.62%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	9.11%	4.69%	7.17%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	7.23%	3.51%	4.54%
Templeton Foreign Securities Fund-Class 2	13.83%	17.67%	0.63%
The Timothy Plan Conservative Growth Variable Series[9]	7.21%	7.75%	4.67%
The Timothy Plan Strategic Growth Variable Series[9]	8.58%	10.04%	5.05%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	3.97%	3.02%	4.32%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	21.13%	20.88%	5.58%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	6.33%	17.18%	9.01%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-18.24%	18.56%	11.05%
Van Kampen UIF Value Portfolio-Class I	-4.43%	11.77%	4.53%
Wilshire 2010 Moderate Fund	3.18%	NA	4.16%
Wilshire 2015 Moderate Fund	3.39%	NA	4.70%
Wilshire 2025 Moderate Fund	3.08%	NA	4.87%
Wilshire 2035 Moderate Fund	3.41%	NA	4.89%
Wilshire 2045 Moderate Fund	2.86%	NA	4.67%

19

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

20

Non Standardized Average Annual Total Return Data	The Commodore Independence®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-51955
maintenance fees—data is the same for all Standard Contracts).	Standard[1] Contracts
			From
			Inception
All Periods Ending 12/31/07	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	9.28%	15.58%	6.40%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	6.60%	10.92%	4.12%
AIM V.I. Dynamics Fund-Series I4	10.61%	15.99%	5.20%
AIM V.I. Financial Services Fund-Series I	-23.31%	4.71%	3.00%
AIM V.I. Global Health Care Fund-Series I	10.28%	10.27%	7.60%
AIM V.I. High Yield Fund-Series I	-0.18%	8.86%	0.59%
AIM V.I. Small Cap Equity Fund-Series I3	3.71%	NA	10.87%
American Century VP Large Company Value-Class I3	-2.66%	NA	6.55%
American Century VP Mid Cap Value-Class I3	-3.68%	NA	8.42%
American Century VP Ultra®-Class I3	19.31%	9.03%	1.56%
American Century VP VistaSM-Class I3	37.80%	20.35%	11.95%
Calamos Growth and Income Portfolio	7.34%	10.70%	7.58%
Davis Value Portfolio	3.16%	12.34%	4.33%
Dreyfus IP MidCap Stock Portfolio-Service Shares	0.12%	11.15%	4.97%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	13.11%	11.91%	-3.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	6.27%	8.75%	1.94%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.77%	10.99%	4.50%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	5.62%	9.09%	4.58%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-12.31%	5.94%	2.73%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	6.92%	10.22%	3.12%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.35%	0.88%	1.56%
DWS Small Cap Index VIP-Class A8	-3.28%	14.07%	5.40%
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	NA	NA	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	NA	NA	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	NA	NA	-0.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	NA	NA	1.93%
Janus Aspen Balanced Portfolio-Institutional Shares	8.98%	8.79%	8.00%
Janus Aspen Forty Portfolio-Institutional Shares	35.06%	17.55%	10.99%
Janus Aspen International Growth Portfolio-Institutional Shares	26.51%	30.14%	12.55%
Janus Aspen Large Cap Growth Portfolio-Institutional Shares	13.47%	11.39%	4.09%
Janus Aspen Mid Cap Growth Portfolio-Institutional Shares	20.32%	18.81%	7.49%
Janus Aspen Worldwide Growth Portfolio-Institutional Shares	8.08%	10.68%	4.46%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.33%	8.97%	5.42%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	12.54%	11.06%	6.00%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	2.95%	10.47%	3.62%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	9.11%	4.69%	7.17%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	7.23%	3.51%	4.54%
Templeton Foreign Securities Fund-Class 2	13.83%	17.67%	0.63%
The Timothy Plan Conservative Growth Variable Series[9]	7.21%	7.75%	4.67%
The Timothy Plan Strategic Growth Variable Series[9]	8.58%	10.04%	5.05%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	3.97%	3.02%	4.32%
Van Kampen UIF Mid-Cap Growth Portfolio-Class I	21.13%	20.88%	5.58%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	6.33%	17.18%	9.01%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-18.24%	18.56%	11.05%
Van Kampen UIF Value Portfolio-Class I	-4.43%	11.77%	4.53%
Wilshire 2010 Moderate Fund	3.18%	NA	4.16%
Wilshire 2015 Moderate Fund	3.39%	NA	4.70%
Wilshire 2025 Moderate Fund	3.08%	NA	4.87%
Wilshire 2035 Moderate Fund	3.41%	NA	4.89%
Wilshire 2045 Moderate Fund	2.86%	NA	4.67%

21

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2007 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2007.

4/	From Subaccount inception date (8/23/97) to 12/31/2007.

5/	From Subaccount inception date (9/21/99) to 12/31/2007.

6/	From Subaccount inception date (11/30/98) to 12/31/2007.

7/	From Subaccount inception date (10/28/97) to 12/31/2007.

8/	From Subaccount inception date (8/22/97) to 12/31/2007.

9/	From Subaccount inception date (5/01/02) to 12/31/2007.

22

OTHER PERFORMANCE MEASURES
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, we do not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by us or GAA.
The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

23

BENEFIT UNITS — TRANSFER FORMULAS
Transfer of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 — BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end            of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of            the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

24

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate

25

Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2007 and for the years ended December 31, 2007 and 2006, and the Company’s audited financial statements at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

26

ANNUITY INVESTORS
VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account B
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (“the Account”), comprised of the sub-accounts listed in Note 1, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 9, 2008

1

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	836,702.094	$15,639,498	$15,771,835
Core Equity Fund	322,231.889	8,159,174	9,380,169
Dynamics Fund	54,291.385	830,016	1,044,566
Financial Services Fund	138,576.992	2,019,605	1,698,954
Global Health Care Fund	181,351.935	3,457,944	4,363,327
High Yield Fund	533,550.628	3,325,071	3,062,580
Small Cap Equity Fund	179,169.949	2,837,325	2,782,511
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	389,418.348	4,989,201	4,949,507
Mid Cap Value Fund	848,075.534	11,548,151	10,974,098
Ultra Fund	575,128.940	5,827,488	6,987,818
Vista Fund	702,336.827	11,301,891	15,451,410
Calamos Advisors Trust:
Growth and Income Portfolio	38,717.437	602,017	554,433
Davis Variable Account Fund, Inc.:
Value Portfolio	25,061.792	379,245	362,895
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	253,422.357	6,686,303	7,729,382
Stock Index Fund, Inc.	1,616,198.425	44,069,382	60,445,823
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,299,531.210	12,330,560	14,073,923
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	1,189.635	19,493	18,380
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	314,364.476	10,595,085	14,102,389
Developing Leaders Portfolio	286,519.711	10,602,957	9,266,048
Growth and Income Portfolio	272,208.693	5,387,938	6,922,267
Money Market Portfolio	9,893,679.208	9,893,679	9,893,679
DWS Investments VIT Funds — Class A:
Small Cap Index	481,477.462	6,901,731	7,082,534
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	48,366.012	493,561	492,849
Ibbotson Conservative ETF Asset Allocation Portfolio	13,105.375	136,238	136,690
Ibbotson Growth ETF Asset Allocation Portfolio	56,163.842	567,944	566,694
Ibbotson Income/Growth ETF Asset Allocation Portfolio	10,828.063	110,574	111,421
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund	22,991.613	448,449	465,580
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,829,420.020	42,687,366	54,974,070
Forty Portfolio	453,277.686	10,810,464	18,665,975
International Growth Portfolio	654,519.914	23,557,026	42,746,695
Large Cap Growth Portfolio	840,891.087	14,648,466	22,216,341
Mid Cap Growth Portfolio	520,751.009	9,861,733	20,798,795
Worldwide Growth Portfolio	531,427.757	11,739,962	18,775,343
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	203,072.787	3,337,243	3,332,424
Capital Appreciation Fund	59,401.108	2,411,159	2,802,543
Main Street Fund	110,690.114	2,541,948	2,834,774
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	186,072.228	2,318,366	2,338,928
Total Return Portfolio	258,995.972	2,647,862	2,716,867
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	469,984.989	5,194,096	6,091,006
Strategic Growth Fund	535,320.634	5,895,431	6,868,164
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,111,195.598	12,631,958	12,867,645
Mid-Cap Growth Portfolio	18,760.459	280,220	273,528
U.S. Mid Cap Value Portfolio	723,670.173	12,385,783	13,829,336
U.S. Real Estate Portfolio	619,571.117	13,532,932	13,661,544
Value Portfolio	967,956.945	13,363,138	12,747,992
Wilshire Variable Insurance Trust:
2010 Moderate Fund	285.855	3,107	3,125
2015 Moderate Fund	18,384.625	203,984	201,679
2025 Moderate Fund	13,791.548	153,611	151,983
2035 Moderate Fund	7,570.687	84,566	83,807
2045 Moderate Fund	8,179.233	90,278	90,135

Total cost		$369,541,219

Total assets			$467,764,461

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	6,070.414	$14.087014	$85,514
Capital Development Fund — 1.40% series contract	1,085,589.211	14.131174	15,340,650
Capital Development Fund — 1.25% series contract	2,704.439	14.197678	38,397
Capital Development Fund — 1.10% series contract	5,721.311	14.264320	81,611
Capital Development Fund — 0.95% series contract	89.361	14.331134	1,281
Capital Development Fund — 0.75% series contract	15,559.952	14.420491	224,382
Core Equity Fund — 1.40% series contract	807,450.262	11.525903	9,306,593
Core Equity Fund — 1.25% series contract	1,668.932	11.555408	19,285
Core Equity Fund — 1.10% series contract	4,107.964	11.584894	47,590
Core Equity Fund — 0.95% series contract	15.286	11.614400	178
Core Equity Fund — 0.75% series contract	559.770	11.653774	6,523
Dynamics Fund — 1.50% series contract	173.124	11.302455	1,957
Dynamics Fund — 1.40% series contract	91,372.086	11.378261	1,039,655
Dynamics Fund — 0.95% series contract	112.020	11.725794	1,314
Dynamics Fund — 0.75% series contract	137.993	11.883356	1,640
Financial Services Fund — 1.50% series contract	876.437	10.094080	8,847
Financial Services Fund — 1.40% series contract	160,195.947	10.161746	1,627,871
Financial Services Fund — 1.25% series contract	3,256.818	10.264290	33,429
Financial Services Fund — 1.10% series contract	1,986.127	10.367656	20,591
Financial Services Fund — 0.95% series contract	148.794	10.472081	1,558
Financial Services Fund — 0.75% series contract	627.399	10.612748	6,658
Global Health Care Fund — 1.50% series contract	1,501.510	12.282810	18,443
Global Health Care Fund — 1.40% series contract	335,033.531	12.365170	4,142,747
Global Health Care Fund — 1.25% series contract	4,039.469	12.489892	50,453
Global Health Care Fund — 1.10% series contract	1,151.691	12.615701	14,529
Global Health Care Fund — 0.95% series contract	452.451	12.742728	5,765
Global Health Care Fund — 0.75% series contract	10,174.312	12.913941	131,390
High Yield Fund — 1.50% series contract	1,002.991	11.821822	11,857
High Yield Fund — 1.40% series contract	246,721.437	11.866015	2,927,600
High Yield Fund — 1.25% series contract	8,916.748	11.932582	106,400
High Yield Fund — 1.10% series contract	304.725	11.999364	3,657
High Yield Fund — 0.95% series contract	232.319	12.066339	2,803
High Yield Fund — 0.75% series contract	844.287	12.156051	10,263
Small Cap Equity Fund — 1.50% series contract	299.089	12.997954	3,888
Small Cap Equity Fund — 1.40% series contract	199,548.559	13.038707	2,601,855
Small Cap Equity Fund — 1.25% series contract	6,370.782	13.100073	83,458
Small Cap Equity Fund — 1.10% series contract	2,251.030	13.161563	29,627
Small Cap Equity Fund — 0.95% series contract	83.231	13.223189	1,101
Small Cap Equity Fund — 0.75% series contract	4,703.400	13.305633	62,582
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.50% series contract	132.473	12.123966	1,606
Large Company Value Fund — 1.40% series contract	382,937.244	12.161971	4,657,272
Large Company Value Fund — 1.25% series contract	22,366.355	12.219181	273,299
Large Company Value Fund — 1.10% series contract	562.471	12.276538	6,905
Large Company Value Fund — 0.95% series contract	161.673	12.334045	1,994
Large Company Value Fund — 0.75% series contract	679.354	12.410921	8,431
Mid Cap Value Fund — 1.50% series contract	2,880.335	12.790428	36,841
Mid Cap Value Fund — 1.40% series contract	824,409.192	12.830516	10,577,595
Mid Cap Value Fund — 1.25% series contract	20,787.735	12.890880	267,972
Mid Cap Value Fund — 1.10% series contract	1,978.442	12.951404	25,624
Mid Cap Value Fund — 0.75% series contract	5,045.823	13.093148	66,066
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
American Century Variable Portfolios — Class I Shares:
Ultra Fund — 1.65% series contract	456.300	$11.814013	$5,391
Ultra Fund — 1.50% series contract	1,432.106	11.869615	16,999
Ultra Fund — 1.40% series contract	575,813.493	11.906808	6,856,101
Ultra Fund — 1.25% series contract	36.573	11.962841	438
Ultra Fund — 1.10% series contract	7,031.090	12.019004	84,507
Ultra Fund — 0.95% series contract	130.840	12.075286	1,580
Ultra Fund — 0.75% series contract	1,876.658	12.150573	22,802
Vista Fund — 1.50% series contract	680.863	16.372858	11,148
Vista Fund — 1.40% series contract	915,985.190	16.424171	15,044,297
Vista Fund — 1.25% series contract	2,847.514	16.501437	46,988
Vista Fund — 1.10% series contract	8,152.670	16.578885	135,162
Vista Fund — 0.95% series contract	192.517	16.656480	3,207
Vista Fund — 0.75% series contract	12,565.904	16.760292	210,608
Calamos Advisors Trust:
Growth and Income Portfolio — 1.40% series contract	51,983.045	10.412111	541,253
Growth and Income Portfolio — 1.25% series contract	1,033.447	10.422751	10,771
Growth and Income Portfolio — 1.10% series contract	230.905	10.433387	2,409
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.40% series contract	36,509.854	9.935864	362,757
Value Portfolio — 1.10% series contract	13.838	9.956171	138
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.50% series contract	570.216	11.939452	6,808
Socially Responsible Growth Fund, Inc. — 1.40% series contract	630,147.828	12.064814	7,602,616
Socially Responsible Growth Fund, Inc. — 1.10% series contract	6,547.156	12.448556	81,503
Socially Responsible Growth Fund, Inc. — 0.75% series contract	3,703.507	10.383292	38,455
Stock Index Fund, Inc. — 1.65% series contract	347.620	15.347002	5,335
Stock Index Fund, Inc. — 1.50% series contract	7,225.071	15.588765	112,630
Stock Index Fund, Inc. — 1.40% series contract	3,792,658.208	15.752402	59,743,477
Stock Index Fund, Inc. — 1.25% series contract	14,254.308	12.727386	181,420
Stock Index Fund, Inc. — 1.10% series contract	8,643.223	16.253270	140,481
Stock Index Fund, Inc. — 0.95% series contract	1,009.877	16.509660	16,673
Stock Index Fund, Inc. — 0.75% series contract	18,424.198	13.341516	245,807
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.50% series contract	699.274	12.047391	8,424
Technology Growth Portfolio — 1.40% series contract	1,154,532.874	12.085181	13,952,739
Technology Growth Portfolio — 1.25% series contract	1,422.794	12.142012	17,276
Technology Growth Portfolio — 1.10% series contract	4,614.070	12.199017	56,287
Technology Growth Portfolio — 0.95% series contract	568.074	12.256148	6,962
Technology Growth Portfolio — 0.75% series contract	2,613.785	12.332559	32,235
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio — 1.40% series contract	1,976.759	9.297957	18,380
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio — 1.50% series contract	686.696	15.697602	10,779
Appreciation Portfolio — 1.40% series contract	863,904.016	15.862343	13,703,542
Appreciation Portfolio — 1.25% series contract	18,684.059	12.945107	241,867
Appreciation Portfolio — 1.10% series contract	3,664.796	16.366759	59,981
Appreciation Portfolio — 0.95% series contract	17.568	16.624757	292
Appreciation Portfolio — 0.75% series contract	6,332.276	13.569868	85,928
Developing Leaders Portfolio — 1.50% series contract	2,192.803	13.060302	28,639
Developing Leaders Portfolio — 1.40% series contract	683,423.829	13.197067	9,019,190
Developing Leaders Portfolio — 1.25% series contract	8,382.687	12.560254	105,289
Developing Leaders Portfolio — 1.10% series contract	3,292.355	13.616883	44,832
Developing Leaders Portfolio — 0.95% series contract	635.120	13.831817	8,785
Developing Leaders Portfolio — 0.75% series contract	4,504.824	13.166567	59,313
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Variable Investment Fund — Initial Shares:
Growth and Income Portfolio — 1.50% series contract	305.898	$13.542216	$4,143
Growth and Income Portfolio — 1.40% series contract	484,210.513	13.684704	6,626,278
Growth and Income Portfolio — 1.25% series contract	12,648.857	12.619745	159,625
Growth and Income Portfolio — 1.10% series contract	3,131.987	14.119889	44,223
Growth and Income Portfolio — 0.95% series contract	4.044	14.342553	58
Growth and Income Portfolio — 0.75% series contract	6,647.698	13.228581	87,940
Money Market Portfolio — 1.50% series contract	2,283.013	1.208421	2,759
Money Market Portfolio — 1.40% series contract	7,980,519.294	1.216497	9,708,278
Money Market Portfolio — 1.25% series contract	5,805.780	1.196094	6,944
Money Market Portfolio — 1.10% series contract	35,610.229	1.248206	44,449
Money Market Portfolio — 0.95% series contract	7.177	1.265595	9
Money Market Portfolio — 0.75% series contract	105,591.754	1.242900	131,240
DWS Investments VIT Funds — Class A:
Small Cap Index Fund — 1.50% series contract	680.335	16.607574	11,299
Small Cap Index Fund — 1.40% series contract	419,825.549	16.753029	7,033,350
Small Cap Index Fund — 1.25% series contract	794.212	16.972161	13,479
Small Cap Index Fund — 1.10% series contract	153.623	17.193942	2,641
Small Cap Index Fund — 0.95% series contract	103.383	17.418714	1,801
Small Cap Index Fund — 0.75% series contract	1,126.528	17.722014	19,964
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	48,022.988	10.093988	484,743
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.10% series contract	801.436	10.114606	8,106
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	12,429.371	10.331779	128,418
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.10% series contract	798.961	10.352868	8,272
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	55,891.199	9.994910	558,628
Ibbotson Growth ETF Asset Allocation Portfolio — 1.10% series contract	805.328	10.015324	8,066
Ibbotson Income/Growth ETF Asset Allocation Portfolio — 1.40% series contract	9,987.815	10.193054	101,806
Ibbotson Income/Growth ETF Asset Allocation Portfolio — 1.25% series contract	135.521	10.203472	1,383
Ibbotson Income/Growth ETF Asset Allocation Portfolio — 1.10% series contract	805.937	10.213871	8,232
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund — 1.40% series contract	40,534.202	10.683643	433,053
Foreign Securities Fund — 1.25% series contract	1,028.647	10.694561	11,001
Foreign Securities Fund — 1.10% series contract	798.561	10.705462	8,549
Foreign Securities Fund — 0.95% series contract	22.401	10.716349	240
Foreign Securities Fund — 0.75% series contract	1,186.991	10.730846	12,737
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.65% series contract	648.850	21.795367	14,142
Balanced Portfolio — 1.50% series contract	7,609.358	22.138719	168,461
Balanced Portfolio — 1.40% series contract	2,407,948.228	22.371024	53,868,268
Balanced Portfolio — 1.25% series contract	33,950.614	17.734412	602,094
Balanced Portfolio — 1.10% series contract	9,247.980	23.082360	213,465
Balanced Portfolio — 0.95% series contract	130.164	23.446278	3,052
Balanced Portfolio — 0.75% series contract	5,626.001	18.590184	104,588
Forty Portfolio — 1.50% series contract	3,202.209	15.268688	48,894
Forty Portfolio — 1.40% series contract	1,180,450.358	15.402418	18,181,790
Forty Portfolio — 1.25% series contract	12,691.603	15.603909	198,039
Forty Portfolio — 1.10% series contract	6,304.616	15.807816	99,662
Forty Portfolio — 0.95% series contract	249.918	16.014480	4,002
Forty Portfolio — 0.75% series contract	8,199.026	16.293206	133,588
International Growth Portfolio — 1.50% series contract	894.492	34.429892	30,797
International Growth Portfolio — 1.40% series contract	1,193,428.967	34.791646	41,521,358
International Growth Portfolio — 1.25% series contract	22,978.545	28.351760	651,482
International Growth Portfolio — 1.10% series contract	8,914.364	35.897704	320,005
International Growth Portfolio — 0.95% series contract	426.772	36.463478	15,562
International Growth Portfolio — 0.75% series contract	6,981.651	29.719504	207,491
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series — Institutional Shares:
Large Cap Growth Portfolio — 1.50% series contract	1,818.811	$14.971877	$27,231
Large Cap Growth Portfolio — 1.40% series contract	1,451,223.867	15.128819	21,955,303
Large Cap Growth Portfolio — 1.25% series contract	6,409.562	12.244397	78,481
Large Cap Growth Portfolio — 1.10% series contract	7,515.669	15.610044	117,320
Large Cap Growth Portfolio — 0.95% series contract	3.892	15.856446	62
Large Cap Growth Portfolio — 0.75% series contract	2,956.246	12.835365	37,944
Mid Cap Growth Portfolio — 1.50% series contract	1,071.494	21.104067	22,613
Mid Cap Growth Portfolio — 1.40% series contract	959,193.271	21.325158	20,454,948
Mid Cap Growth Portfolio — 1.25% series contract	601.710	16.923833	10,183
Mid Cap Growth Portfolio — 1.10% series contract	11,623.480	22.003604	255,758
Mid Cap Growth Portfolio — 0.95% series contract	223.145	22.350394	4,987
Mid Cap Growth Portfolio — 0.75% series contract	2,835.597	17.740916	50,306
Worldwide Growth Portfolio — 1.50% series contract	2,332.385	15.741778	36,716
Worldwide Growth Portfolio — 1.40% series contract	1,161,307.113	15.907143	18,473,078
Worldwide Growth Portfolio — 1.25% series contract	9,914.578	12.369963	122,643
Worldwide Growth Portfolio — 1.10% series contract	6,328.041	16.413070	103,863
Worldwide Growth Portfolio — 0.95% series contract	214.662	16.671615	3,579
Worldwide Growth Portfolio — 0.75% series contract	2,734.959	12.966900	35,464
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund — 1.50% series contract	5,748.165	11.777481	67,699
Balanced Fund — 1.40% series contract	264,436.247	11.814395	3,124,154
Balanced Fund — 1.25% series contract	5,092.145	11.870003	60,444
Balanced Fund — 1.10% series contract	3,049.914	11.925723	36,372
Balanced Fund — 0.95% series contract	461.906	11.981564	5,534
Balanced Fund — 0.75% series contract	3,170.208	12.056266	38,221
Capital Appreciation Fund — 1.50% series contract	712.676	12.767909	9,099
Capital Appreciation Fund — 1.40% series contract	209,919.379	12.807951	2,688,637
Capital Appreciation Fund — 1.25% series contract	416.865	12.868209	5,364
Capital Appreciation Fund — 1.10% series contract	1,621.643	12.928631	20,966
Capital Appreciation Fund — 0.95% series contract	199.412	12.989159	2,590
Capital Appreciation Fund — 0.75% series contract	5,806.126	13.070156	75,887
Main Street Fund — 1.50% series contract	705.457	12.590252	8,882
Main Street Fund — 1.40% series contract	217,168.911	12.629722	2,742,783
Main Street Fund — 1.25% series contract	2,329.317	12.689145	29,557
Main Street Fund — 1.10% series contract	2,639.277	12.748689	33,647
Main Street Fund — 0.95% series contract	32.319	12.808410	414
Main Street Fund — 0.75% series contract	1,512.291	12.888223	19,491
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio — 1.50% series contract	776.634	11.044464	8,578
Real Return Portfolio — 1.40% series contract	207,278.006	11.079101	2,296,454
Real Return Portfolio — 1.10% series contract	2,829.432	11.183495	31,643
Real Return Portfolio — 0.75% series contract	199.235	11.305940	2,253
Total Return Portfolio — 1.50% series contract	778.595	11.135916	8,670
Total Return Portfolio — 1.40% series contract	238,092.027	11.170817	2,659,682
Total Return Portfolio — 1.25% series contract	1,205.180	11.223392	13,526
Total Return Portfolio — 1.10% series contract	2,086.449	11.276074	23,527
Total Return Portfolio — 0.95% series contract	71.404	11.328898	809
Total Return Portfolio — 0.75% series contract	933.906	11.406504	10,653
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund — 1.50% series contract	10,816.707	12.879212	139,311
Conservative Growth Fund — 1.40% series contract	455,222.276	12.952754	5,896,382
Conservative Growth Fund — 1.10% series contract	13.418	13.176001	177
Conservative Growth Fund — 0.75% series contract	4,102.160	13.440722	55,136
Strategic Growth Fund — 1.50% series contract	208.850	13.152081	2,747
Strategic Growth Fund — 1.40% series contract	518,810.234	13.227039	6,862,323
Strategic Growth Fund — 0.75% series contract	225.416	13.724129	3,094
The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.50% series contract	4,585.761	$15.431382	$70,765
Core Plus Fixed Income Portfolio — 1.40% series contract	790,109.961	15.593051	12,320,225
Core Plus Fixed Income Portfolio — 1.25% series contract	19,565.182	14.728691	288,170
Core Plus Fixed Income Portfolio — 1.10% series contract	3,609.600	16.088872	58,074
Core Plus Fixed Income Portfolio — 0.95% series contract	2.990	16.342712	49
Core Plus Fixed Income Portfolio — 0.75% series contract	8,443.460	15.439456	130,362
Mid-Cap Growth Portfolio — 1.40% series contract	24,266.882	11.249638	272,994
Mid-Cap Growth Portfolio — 1.10% series contract	46.682	11.272627	526
Mid-Cap Growth Portfolio — 0.95% series contract	0.688	11.284097	8
U.S. Mid Cap Value Portfolio — 1.65% series contract	418.774	23.991349	10,047
U.S. Mid Cap Value Portfolio — 1.50% series contract	2,365.719	24.369344	57,651
U.S. Mid Cap Value Portfolio — 1.40% series contract	546,047.920	24.624489	13,446,151
U.S. Mid Cap Value Portfolio — 1.25% series contract	4,293.194	20.413082	87,637
U.S. Mid Cap Value Portfolio — 1.10% series contract	5,239.508	25.407617	133,123
U.S. Mid Cap Value Portfolio — 0.95% series contract	396.489	25.808634	10,233
U.S. Mid Cap Value Portfolio — 0.75% series contract	3,948.681	21.398137	84,494
U.S. Real Estate Portfolio — 1.50% series contract	625.320	29.704466	18,575
U.S. Real Estate Portfolio — 1.40% series contract	439,009.316	30.015533	13,177,099
U.S. Real Estate Portfolio — 1.25% series contract	6,909.522	28.804897	199,028
U.S. Real Estate Portfolio — 1.10% series contract	4,628.248	30.969853	143,336
U.S. Real Estate Portfolio — 0.95% series contract	214.591	31.458353	6,751
U.S. Real Estate Portfolio — 0.75% series contract	3,866.750	30.194587	116,755
Value Portfolio — 1.50% series contract	1,168.560	15.710228	18,358
Value Portfolio — 1.40% series contract	789,939.565	15.875263	12,540,498
Value Portfolio — 1.25% series contract	3,456.598	15.217237	52,600
Value Portfolio — 1.10% series contract	3,986.655	16.380071	65,302
Value Portfolio — 0.95% series contract	279.735	16.638432	4,654
Value Portfolio — 0.75% series contract	4,173.943	15.951436	66,580
Wilshire Variable Insurance Trust:
2010 Moderate Fund — 1.40% series contract	29.765	10.031655	299
2010 Moderate Fund — 1.10% series contract	281.096	10.052162	2,826
2015 Moderate Fund — 1.40% series contract	17,496.921	10.007599	175,102
2015 Moderate Fund — 1.10% series contract	1,962.408	10.028056	19,679
2015 Moderate Fund — 0.95% series contract	687.173	10.038253	6,898
2025 Moderate Fund — 1.40% series contract	8,817.071	9.970642	87,912
2025 Moderate Fund — 1.25% series contract	107.599	9.980833	1,074
2025 Moderate Fund — 1.10% series contract	6,305.373	9.991008	62,997
2035 Moderate Fund — 1.40% series contract	3,691.070	9.921001	36,619
2035 Moderate Fund — 1.10% series contract	4,746.712	9.941273	47,188
2045 Moderate Fund — 1.40% series contract	7,633.978	9.806456	74,862
2045 Moderate Fund — 1.10% series contract	1,554.251	9.826491	15,273

Net assets attributable to variable annuity contract holders			$467,764,461
The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2007

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Porfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$0	$228,935	$(228,935)	$233,834	$1,265,541	$148,125	$1,647,500	$1,418,565
Core Equity Fund	105,773	142,519	(36,746)	283,937	0	414,479	698,416	661,670
Dynamics Fund	0	15,690	(15,690)	74,131	0	55,506	129,637	113,947
Financial Services Fund	35,981	30,865	5,116	162,745	135,833	(820,352)	(521,774)	(516,658)
Global Health Care Fund	0	61,177	(61,177)	224,632	0	265,262	489,894	428,717
High Yield Fund	232,274	51,450	180,824	37,798	0	(208,293)	(170,495)	10,329
Small Cap Equity Fund	1,160	29,916	(28,756)	54,839	77,653	(86,500)	45,992	17,236
Small Company Growth Fund (**)	0	7,765	(7,765)	97,142	280,199	(254,869)	122,472	114,707
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	36,866	74,590	(37,724)	224,673	6,902	(318,182)	(86,607)	(124,331)
Mid Cap Value Fund	80,216	175,221	(95,005)	214,817	134,873	(638,113)	(288,423)	(383,428)
Ultra Fund	0	97,476	(97,476)	121,917	0	1,192,029	1,313,946	1,216,470
Vista Fund	0	194,436	(194,436)	521,796	0	4,063,054	4,584,850	4,390,414
Calamos Advisors Trust:
Growth and Income Portfolio (*)	4,739	2,029	2,710	1,322	40,106	(47,584)	(6,156)	(3,446)
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	4,277	1,747	2,530	2,129	13,909	(16,350)	(312)	2,218
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	42,555	112,665	(70,110)	(264,820)	0	821,944	557,124	487,014
Stock Index Fund, Inc.	1,079,428	898,318	181,110	1,677,245	0	585,609	2,262,854	2,443,964
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	200,737	(200,737)	176,823	0	1,775,196	1,952,019	1,751,282
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	0	113	(113)	(17)	0	(1,113)	(1,130)	(1,243)
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	226,115	204,131	21,984	574,762	0	203,980	778,742	800,726
Developing Leaders Portfolio	87,323	159,906	(72,583)	349,575	1,526,733	(3,136,020)	(1,259,712)	(1,332,295)
Growth and Income Portfolio	53,370	99,575	(46,205)	288,911	323,839	(86,389)	526,361	480,156
Money Market Portfolio	377,034	156,851	220,183	0	0	0	0	220,183
DWS Investments VIT Funds — Class A:
Small Cap Index	70,377	111,343	(40,966)	332,373	515,751	(1,030,795)	(182,671)	(223,637)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	0	1,328	(1,328)	187	0	(711)	(524)	(1,852)
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	0	186	(186)	84	0	451	535	349
Ibbotson Growth ETF Asset Allocation Portfolio (*)	0	1,192	(1,192)	133	0	(1,250)	(1,117)	(2,309)
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	0	432	(432)	8	0	847	855	423
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund (*)	439	1,681	(1,242)	(424)	1,003	17,131	17,710	16,468
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,437,534	815,643	621,891	1,449,394	0	2,941,179	4,390,573	5,012,464
Forty Portfolio	56,555	224,231	(167,676)	769,685	0	4,225,261	4,994,946	4,827,270
International Growth Portfolio	245,464	544,574	(299,110)	3,149,119	0	6,168,127	9,317,246	9,018,136
Large Cap Growth Portfolio	161,030	319,874	(158,844)	247,423	0	2,769,273	3,016,696	2,857,852
Mid Cap Growth Portfolio	43,325	291,066	(247,741)	2,170,789	109,846	1,767,714	4,048,349	3,800,608
Worldwide Growth Portfolio	151,892	292,427	(140,535)	1,984,990	0	(123,591)	1,861,399	1,720,864
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	88,225	48,685	39,540	(8,889)	275,916	(224,693)	42,334	81,874
Capital Appreciation Fund	5,844	37,164	(31,320)	87,700	0	245,913	333,613	302,293
Main Street Fund	26,129	37,448	(11,319)	117,962	0	(37,050)	80,912	69,593
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	103,129	31,109	72,020	(57,687)	5,290	171,220	118,823	190,843
Total Return Portfolio	113,815	33,407	80,408	(29,375)	0	118,301	88,926	169,334
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	0	90,866	(90,866)	294,566	111,523	128,248	534,337	443,471
Small-Cap Fund (***)	0	51,657	(51,657)	(461,738)	1,280,022	(412,309)	405,975	354,318
Strategic Growth Fund	0	108,229	(108,229)	502,126	238,124	32,611	772,861	664,632
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	494,358	193,824	300,534	60,841	0	167,760	228,601	529,135
Mid-Cap Growth Portfolio (*)	0	728	(728)	2,585	115	(6,692)	(3,992)	(4,720)
U.S. Mid Cap Value Portfolio	96,160	207,015	(110,855)	947,037	1,488,969	(1,422,218)	1,013,788	902,933
U.S. Real Estate Portfolio	223,633	285,637	(62,004)	4,126,286	1,746,395	(9,167,485)	(3,294,804)	(3,356,808)
Value Portfolio	267,473	200,298	67,175	641,530	1,015,540	(2,292,831)	(635,761)	(568,586)
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	6	11	(5)	0	2	17	19	14
2015 Moderate Fund (*)	875	546	329	2	625	(2,305)	(1,678)	(1,349)
2025 Moderate Fund (*)	455	294	161	3	372	(1,628)	(1,253)	(1,092)
2035 Moderate Fund (*)	29	316	(287)	(174)	96	(758)	(836)	(1,123)
2045 Moderate Fund (*)	0	161	(161)	(20)	228	(143)	65	(96)

	$5,953,858	$6,877,484	$(923,626)	$21,384,707	$10,595,405	$7,941,013	$39,921,125	$38,997,499

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 1, 2007 to April 30, 2007 (fund merged date).

(***)	Period from January 1, 2007 to October 31, 2007 (fund close date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(228,935)	$233,834	$1,265,541	$148,125	$1,418,565	$1,376,124	$2,438,729	$(89,043)	$(1,151,648)	$266,917	$15,504,918	$15,771,835
Core Equity Fund	(36,746)	283,937	0	414,479	661,670	593,981	2,156,305	(11,552)	(1,573,876)	(912,206)	10,292,375	9,380,169
Dynamics Fund	(15,690)	74,131	0	55,506	113,947	56,829	163,986	(46,970)	(154,127)	(40,180)	1,084,746	1,044,566
Financial Services Fund	5,116	162,745	135,833	(820,352)	(516,658)	261,794	441,695	(84,545)	(264,446)	(781,104)	2,480,058	1,698,954
Global Health Care Fund	(61,177)	224,632	0	265,262	428,717	497,927	723,241	(152,866)	(378,180)	50,537	4,312,790	4,363,327
High Yield Fund	180,824	37,798	0	(208,293)	10,329	206,602	881,121	(375,695)	(1,050,214)	(1,039,885)	4,102,465	3,062,580
Small Cap Equity Fund	(28,756)	54,839	77,653	(86,500)	17,236	371,523	217,302	1,814,475	1,968,696	1,985,932	796,579	2,782,511
Small Company Growth Fund (**)	(7,765)	97,142	280,199	(254,869)	114,707	94,818	65,639	(1,758,061)	(1,728,882)	(1,614,175)	1,614,175	0
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	(37,724)	224,673	6,902	(318,182)	(124,331)	533,004	778,837	(207,272)	(453,105)	(577,436)	5,526,943	4,949,507
Mid Cap Value Fund	(95,005)	214,817	134,873	(638,113)	(383,428)	934,970	1,726,511	(358,608)	(1,150,149)	(1,533,577)	12,507,675	10,974,098
Ultra Fund	(97,476)	121,917	0	1,192,029	1,216,470	474,672	1,101,066	(791,433)	(1,417,827)	(201,357)	7,189,175	6,987,818
Vista Fund	(194,436)	521,796	0	4,063,054	4,390,414	795,088	2,144,942	521,216	(828,638)	3,561,776	11,889,634	15,451,410
Calamos Advisors Trust:
Growth and Income Portfolio (*)	2,710	1,322	40,106	(47,584)	(3,446)	66,828	5,523	496,574	557,879	554,433	0	554,433
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	2,530	2,129	13,909	(16,350)	2,218	47,568	783	313,892	360,677	362,895	0	362,895
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(70,110)	(264,820)	0	821,944	487,014	606,871	1,203,304	(222,566)	(818,999)	(331,985)	8,061,367	7,729,382
Stock Index Fund, Inc.	181,110	1,677,245	0	585,609	2,443,964	5,078,299	9,726,811	(1,541,240)	(6,189,752)	(3,745,788)	64,191,611	60,445,823
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(200,737)	176,823	0	1,775,196	1,751,282	989,239	2,136,993	(656,661)	(1,804,415)	(53,133)	14,127,056	14,073,923
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	(113)	(17)	0	(1,113)	(1,243)	11,699	0	7,924	19,623	18,380	0	18,380
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	21,984	574,762	0	203,980	800,726	1,387,564	2,183,250	(464,583)	(1,260,269)	(459,543)	14,561,932	14,102,389
Developing Leaders Portfolio	(72,583)	349,575	1,526,733	(3,136,020)	(1,332,295)	957,540	1,977,769	(838,739)	(1,858,968)	(3,191,263)	12,457,311	9,266,048
Growth and Income Portfolio	(46,205)	288,911	323,839	(86,389)	480,156	469,274	1,245,050	105,291	(670,485)	(190,329)	7,112,596	6,922,267
Money Market Portfolio	220,183	0	0	0	220,183	857,983	2,935,490	4,003,299	1,925,792	2,145,975	7,747,704	9,893,679
DWS Investments VIT Funds — Class A:
Small Cap Index	(40,966)	332,373	515,751	(1,030,795)	(223,637)	766,907	1,238,654	(106,669)	(578,416)	(802,053)	7,884,587	7,082,534
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	(1,328)	187	0	(711)	(1,852)	153,679	840	341,862	494,701	492,849	0	492,849
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	(186)	84	0	451	349	2,965	23	133,399	136,341	136,690	0	136,690
Ibbotson Growth ETF Asset Allocation Portfolio (*)	(1,192)	133	0	(1,250)	(2,309)	467,241	833	102,595	569,003	566,694	0	566,694
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	(432)	8	0	847	423	2,039	0	108,959	110,998	111,421	0	111,421
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund (*)	(1,242)	(424)	1,003	17,131	16,468	57,931	3,801	394,982	449,112	465,580	0	465,580
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	621,891	1,449,394	0	2,941,179	5,012,464	3,348,100	11,956,526	(902,496)	(9,510,922)	(4,498,458)	59,472,528	54,974,070
Forty Portfolio	(167,676)	769,685	0	4,225,261	4,827,270	890,624	2,829,522	913,436	(1,025,462)	3,801,808	14,864,167	18,665,975
International Growth Portfolio	(299,110)	3,149,119	0	6,168,127	9,018,136	3,487,772	5,592,796	2,355,023	249,999	9,268,135	33,478,560	42,746,695
Large Cap Growth Portfolio	(158,844)	247,423	0	2,769,273	2,857,852	1,427,590	3,969,548	(489,181)	(3,031,139)	(173,287)	22,389,628	22,216,341
Mid Cap Growth Portfolio	(247,741)	2,170,789	109,846	1,767,714	3,800,608	1,077,312	3,616,184	(528,263)	(3,067,135)	733,473	20,065,322	20,798,795
Worldwide Growth Portfolio	(140,535)	1,984,990	0	(123,591)	1,720,864	1,029,091	4,248,572	(790,882)	(4,010,363)	(2,289,499)	21,064,842	18,775,343
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	39,540	(8,889)	275,916	(224,693)	81,874	407,262	774,291	172,133	(194,896)	(113,022)	3,445,446	3,332,424
Capital Appreciation Fund	(31,320)	87,700	0	245,913	302,293	230,932	414,261	292,142	108,813	411,106	2,391,437	2,802,543
Main Street Fund	(11,319)	117,962	0	(37,050)	69,593	437,739	479,740	443,936	401,935	471,528	2,363,246	2,834,774
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	72,020	(57,687)	5,290	171,220	190,843	327,777	450,606	65,734	(57,095)	133,748	2,205,180	2,338,928
Total Return Portfolio	80,408	(29,375)	0	118,301	169,334	467,609	497,160	380,730	351,179	520,513	2,196,354	2,716,867
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	(90,866)	294,566	111,523	128,248	443,471	174,346	1,062,468	178,668	(709,454)	(265,983)	6,356,989	6,091,006
Small-Cap Fund (***)	(51,657)	(461,738)	1,280,022	(412,309)	354,318	88,895	669,623	(4,285,929)	(4,866,657)	(4,512,339)	4,512,339	0
Strategic Growth Fund	(108,229)	502,126	238,124	32,611	664,632	198,044	1,748,418	81,163	(1,469,211)	(804,579)	7,672,743	6,868,164
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	300,534	60,841	0	167,760	529,135	1,214,596	3,243,906	(132,403)	(2,161,713)	(1,632,578)	14,500,223	12,867,645
Mid-Cap Growth Portfolio (*)	(728)	2,585	115	(6,692)	(4,720)	9,980	26,916	295,184	278,248	273,528	0	273,528
U.S. Mid Cap Value Portfolio	(110,855)	947,037	1,488,969	(1,422,218)	902,933	1,390,683	2,315,073	40,056	(884,334)	18,599	13,810,737	13,829,336
U.S. Real Estate Portfolio	(62,004)	4,126,286	1,746,395	(9,167,485)	(3,356,808)	1,814,156	4,250,993	(3,982,039)	(6,418,876)	(9,775,684)	23,437,228	13,661,544
Value Portfolio	67,175	641,530	1,015,540	(2,292,831)	(568,586)	1,306,998	2,199,916	(132,130)	(1,025,048)	(1,593,634)	14,341,626	12,747,992
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	(5)	0	2	17	14	2,187	0	924	3,111	3,125	0	3,125
2015 Moderate Fund (*)	329	2	625	(2,305)	(1,349)	45,922	1,554	158,660	203,028	201,679	0	201,679
2025 Moderate Fund (*)	161	3	372	(1,628)	(1,092)	55,042	132	98,165	153,075	151,983	0	151,983
2035 Moderate Fund (*)	(287)	(174)	96	(758)	(1,123)	67,579	1,381	18,732	84,930	83,807	0	83,807
2045 Moderate Fund (*)	(161)	(20)	228	(143)	(96)	69,987	1,136	21,380	90,231	90,135	0	90,135

Totals	$(923,626)	$21,384,707	$10,595,405	$7,941,013	$38,997,499	$37,691,182	$85,849,220	$(5,089,292)	$(53,247,330)	$(14,249,831)	$482,014,292	$467,764,461

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 1, 2007 to April 30, 2007 (fund merged date).

(***)	Period from January 1, 2007 to October 31, 2007 (fund close date).

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2006

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	$(8,426)	$21,086	$14,420	$(25,949)	$1,131	$160,941	$118,698	$15,249,251	$15,291,494	$15,292,625	$212,293	$15,504,918
Core Equity Fund (*)	(39,258)	11,724	0	806,513	778,979	511,040	1,380,677	10,383,033	9,513,396	10,292,375	0	10,292,375
Core Stock Fund (**)	67,564	1,125,238	0	(570,154)	622,648	229,727	432,701	(10,814,511)	(11,017,485)	(10,394,837)	10,394,837	0
Dynamics Fund	(13,498)	76,445	0	28,885	91,832	76,376	87,779	319,639	308,236	400,068	684,678	1,084,746
Financial Services Fund	3,129	204,826	14,059	103,996	326,010	325,961	453,450	(128,112)	(255,601)	70,409	2,409,649	2,480,058
Global Health Care Fund	(65,064)	334,429	0	(110,184)	159,181	703,803	639,448	(469,596)	(405,241)	(246,060)	4,558,850	4,312,790
High Yield Fund	279,782	26,018	0	42,697	348,497	238,222	805,571	412,549	(154,800)	193,697	3,908,768	4,102,465
Small Cap Equity Fund	(6,483)	24,659	28,872	17,489	64,537	155,234	63,223	435,924	527,935	592,472	204,107	796,579
Small Company Growth Fund	(21,821)	85,786	0	111,830	175,795	343,646	216,159	(58,377)	69,110	244,905	1,369,270	1,614,175
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	(21,714)	20,714	4,288	278,312	281,600	377,919	85,640	3,840,531	4,132,810	4,414,410	1,112,533	5,526,943
Mid Cap Value Fund	(8,281)	82,213	53,073	36,924	163,929	270,137	166,637	10,866,078	10,969,578	11,133,507	1,374,168	12,507,675
Ultra Fund	(6,616)	5,506	0	(47,903)	(49,013)	157,489	68,083	6,791,673	6,881,079	6,832,066	357,109	7,189,175
Vista Fund	(16,135)	41,686	3,437	25,916	54,904	243,382	93,304	10,786,601	10,936,679	10,991,583	898,051	11,889,634
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(106,351)	(713,249)	0	1,410,200	590,600	695,898	1,280,454	(423,713)	(1,008,269)	(417,669)	8,479,036	8,061,367
Stock Index Fund, Inc.	157,233	(76)	0	7,745,669	7,902,826	5,286,946	7,803,549	(1,605,334)	(4,121,937)	3,780,889	60,410,722	64,191,611
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(6,704)	29,284	0	(52,685)	(30,105)	179,870	102,083	13,699,860	13,777,647	13,747,542	379,514	14,127,056
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	20,034	172,360	0	1,745,496	1,937,890	1,451,133	2,055,092	(214,519)	(818,478)	1,119,412	13,442,520	14,561,932
Developing Leaders Portfolio	(131,015)	581,419	1,106,509	(1,299,959)	256,954	1,313,639	1,637,295	(1,175,199)	(1,498,855)	(1,241,901)	13,699,212	12,457,311
Growth and Income Portfolio	(41,062)	42,480	0	828,858	830,276	588,744	799,347	(236,772)	(447,375)	382,901	6,729,695	7,112,596
Money Market Portfolio	216,637	0	0	0	216,637	662,471	3,254,764	2,200,975	(391,318)	(174,681)	7,922,385	7,747,704
DWS Investments VIT Funds — Class A:
Equity 500 Index (***)	(2,656)	555,428	0	(368,844)	183,928	86,660	212,993	(1,462,385)	(1,588,718)	(1,404,790)	1,404,790	0
Small Cap Index	(55,220)	280,729	303,999	491,048	1,020,556	849,872	812,928	544,670	581,614	1,602,170	6,282,417	7,884,587
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	429,630	(123,019)	0	4,958,318	5,264,929	3,788,499	9,486,142	(1,625,702)	(7,323,345)	(2,058,416)	61,530,944	59,472,528
Forty Portfolio	(152,308)	(262,216)	0	1,474,962	1,060,438	1,107,163	1,977,862	(712,258)	(1,582,957)	(522,519)	15,386,686	14,864,167
International Growth Portfolio	165,249	1,611,517	0	7,485,922	9,262,688	2,455,209	3,024,896	5,979,465	5,409,778	14,672,466	18,806,094	33,478,560
Large Cap Growth Portfolio	(204,003)	(648,484)	0	2,917,698	2,065,211	1,640,306	2,589,433	(1,076,197)	(2,025,324)	39,887	22,349,741	22,389,628
Mid Cap Growth Portfolio	(273,593)	1,012,525	0	1,468,264	2,207,196	1,260,622	2,471,991	(199,129)	(1,410,498)	796,698	19,268,624	20,065,322
Worldwide Growth Portfolio	69,592	1,055,641	0	1,972,228	3,097,461	1,316,677	2,763,128	(1,433,308)	(2,879,759)	217,702	20,847,140	21,064,842
Old Mutual Insurance Series Fund, Inc.:
Columbus Technology & Communications Portfolio (***)	(196,018)	5,565,661	0	(4,891,747)	477,896	1,180,027	1,476,749	(15,022,855)	(15,319,577)	(14,841,681)	14,841,681	0
Growth II Portfolio (***)	(33,364)	714,526	0	(525,712)	155,450	140,095	317,844	(2,457,074)	(2,634,823)	(2,479,373)	2,479,373	0
Large Cap Growth Portfolio (***)	(98,080)	1,748,179	0	(1,314,538)	335,561	504,637	1,021,339	(7,365,392)	(7,882,094)	(7,546,533)	7,546,533	0
Mid Cap Portfolio (***)	(125,122)	2,996,628	531,391	(2,215,861)	1,187,036	862,095	1,199,106	(12,243,520)	(12,580,531)	(11,393,495)	11,393,495	0
Select Value Portfolio (***)	3,165	939,210	0	(277,177)	665,198	268,194	506,703	(3,456,754)	(3,695,263)	(3,030,065)	3,030,065	0
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	20,786	(37,685)	148,033	152,487	283,621	485,333	705,291	117,018	(102,940)	180,681	3,264,765	3,445,446
Capital Appreciation Fund	(15,371)	4,693	0	100,411	89,733	281,130	131,533	1,209,309	1,358,906	1,448,639	942,798	2,391,437
Main Street Fund	(6,955)	40,002	0	237,654	270,701	327,027	248,675	238,155	316,507	587,208	1,776,038	2,363,246
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	65,907	(46,019)	60,822	(101,657)	(20,947)	282,825	472,665	(76,955)	(266,795)	(287,742)	2,492,922	2,205,180
Total Return Portfolio	65,529	(28,950)	12,091	2,269	50,939	211,482	378,365	258,216	91,333	142,272	2,054,082	2,196,354
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	88,635	286,025	147,241	(56,752)	465,149	215,992	1,022,346	181,249	(625,105)	(159,956)	6,516,945	6,356,989
Small-Cap Fund	(64,806)	300,439	830,363	(331,112)	734,884	140,206	871,761	(376,857)	(1,108,412)	(373,528)	4,885,867	4,512,339
Strategic Growth Fund	32,613	275,463	290,868	17,216	616,160	303,646	668,449	(154,054)	(518,857)	97,303	7,575,440	7,672,743
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	402,760	66,241	81,750	(219,723)	331,028	1,538,177	2,309,354	(636,586)	(1,407,763)	(1,076,735)	15,576,958	14,500,223
Emerging Markets Portfolio (***)	(9,699)	1,146,453	35,296	(722,615)	449,435	35,760	178,875	(1,724,378)	(1,867,493)	(1,418,058)	1,418,058	0
U.S. Mid Cap Value Portfolio	(134,390)	284,683	1,472,989	499,905	2,123,187	1,221,022	1,560,346	1,465,414	1,126,090	3,249,277	10,561,460	13,810,737
U.S. Real Estate Portfolio	(59,832)	1,540,298	1,330,703	3,403,296	6,214,465	2,092,887	3,049,317	518,131	(438,299)	5,776,166	17,661,062	23,437,228
Value Portfolio	45,004	165,481	1,346,467	330,182	1,887,134	1,091,069	1,982,292	754,986	(136,237)	1,750,897	12,590,729	14,341,626
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	(116,736)	2,291,027	0	(1,092,119)	1,082,172	553,512	838,543	(9,101,628)	(9,386,659)	(8,304,487)	8,304,487	0
Opportunity Fund II (***)	(214,748)	3,892,904	1,680,789	(3,717,156)	1,641,789	1,006,381	1,912,340	(16,338,264)	(17,244,223)	(15,602,434)	15,602,434	0

Totals	$(122,080)	$27,799,928	$9,497,460	$20,752,798	$57,928,106	$39,219,083	$65,735,220	$(4,336,702)	$(30,852,839)	$27,075,267	$454,939,025	$482,014,292

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**)	Period from January 1, 2006 to April 28, 2006 (fund merged date).

(***)	Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2007
(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2007 and for the two year period then ended unless otherwise noted, the following investment options, each representing a sub-account of the Account, were available:
          AIM Variable Insurance Funds — Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Dynamics Fund

•	Financial Services Fund

•	Global Health Care Fund

•	High Yield Fund

•	Small Cap Equity Fund
          American Century Variable Portfolios — Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
          Calamos Advisors Trust
•	Growth and Income Portfolio
          Davis Variable Account Fund, Inc.:
•	Value Portfolio
          Dreyfus Funds — Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
          Dreyfus Investment Portfolio — Initial Shares:
•	Technology Growth Portfolio
          Dreyfus Investment Portfolio — Service Shares:
•	MidCap Stock Portfolio
          Dreyfus Variable Investment Fund — Initial Shares:
•	Appreciation Portfolio

•	Developing Leaders Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio
          DWS Investments VIT Funds — Class A:
•	Small Cap Index

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
          Financial Investors Variable Insurance Trust — Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income/Growth ETF Asset Allocation Portfolio
          Franklin Templeton Variable Insurance Products — Class II
•	Foreign Securities Fund
          Janus Aspen Series — Institutional Shares:
•	Balanced Portfolio

•	Forty Portfolio

•	International Growth Portfolio

•	Large Cap Growth Portfolio

•	Mid Cap Growth Portfolio

•	Worldwide Growth Portfolio
          Oppenheimer Variable Account Funds — Non-Service Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund
          PIMCO Variable Insurance Trust — Administrative Class:
•	Real Return Portfolio

•	Total Return Portfolio
          Timothy Partners, Ltd. — Variable Series:
•	Conservative Growth Fund

•	Strategic Growth Fund
          Van Kampen — The Universal Institutional Funds, Inc. — Class I:
•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
          Wilshire Variable Insurance Trust:
•	2010 Moderate Fund

•	2015 Moderate Fund

•	2025 Moderate Fund

•	2035 Moderate Fund

•	2045 Moderate Fund
The following funds were added to the Account effective May 1, 2007: Calamos Advisors Trust Growth and Income Portfolio; Davis Variable Account Fund, Inc. Value Portfolio; Dreyfus Investment Portfolio — Service Shares MidCap Stock Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Balanced ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Conservative ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Growth ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust — Class II Ibbotson Income/Growth ETF Asset Allocation Portfolio; Franklin Templeton Variable Insurance Products Trust — Class II Foreign Securities Fund; Van Kampen — The Universal Institutional Funds, Inc. — Class I Mid-Cap Growth Portfolio; Wilshire Variable Insurance Trust 2010 Moderate Fund; Wilshire Variable Insurance Trust 2015 Moderate Fund; Wilshire Variable Insurance Trust 2025 Moderate Fund; Wilshire Variable Insurance Trust 2035 Moderate Fund; Wilshire Variable Insurance Trust 2045 Moderate Fund.

AIM Variable Insurance Funds — Series I Shares Small Company Growth Fund sub-account was merged into the AIM Variable Insurance Funds — Series I Shares Small Cap Equity Fund sub-account on April 30, 2007 by AIM Variable Insurance Funds.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued

The Timothy Partners, Ltd. — Variable Series Small Cap Fund was closed effective October 31, 2007 by The Timothy Partners, Ltd.

AIM Variable Investment Funds, Inc. Core Stock Fund sub-account was merged into the AIM Variable Investment Funds, Inc. Core Equity Fund sub-account on April 28, 2006 by AIM Variable Investment Funds, Inc.

The following sub-account’s close was initiated on December 27, 2006 and completed on December 29, 2006: DWS Investments VIT Funds — Class A Equity 500 Index, Old Mutual Insurance Series Fund, Inc. Growth II Portfolio, Old Mutual Insurance Series Fund, Inc. Large Cap Growth Portfolio, Old Mutual Insurance Series Fund, Inc. Mid Cap Portfolio, Old Mutual Insurance Series Fund, Inc. Select Value Portfolio, Old Mutual Insurance Series Fund, Inc. Columbus Technology & Communications Portfolio, Van Kampen — The Universal Institutional Funds, Inc. — Class I Emerging Markets Portfolio, Wells Fargo Advantage Variable Trust Discovery Fund II and Wells Fargo Advantage Variable Trust Opportunity Fund II.

Scudder VIT Funds’ name changed to DWS Investments VIT Funds — Class A. Janus Aspen Series — Institutional Shares Growth Portfolio’s name changed to Janus Aspen Series — Institutional Shares Large Cap Growth Portfolio and The Van Kampen Universal Institutional Funds, Inc. Mid Cap Value Portfolio’s name changed to Van Kampen — The Universal Institutional Funds, Inc. — Class I U.S. Mid Cap Value Portfolio.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Investments

Investments are stated at the net asset values of the respective portfolios, which present their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2007 Statements of Changes in Net Assets for applicable periods) December 31, 2007, are as follows:

	2007
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$2,285,544	$2,400,587
Core Equity Fund	547,890	2,158,512
Dynamics Fund	37,073	206,890
Financial Services Fund	475,914	599,411
Global Health Care Fund	304,361	743,718
High Yield Fund	739,204	1,608,594
Small Cap Equity Fund	2,428,389	410,797
Small Company Growth Fund	352,536	1,808,983
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	828,013	1,311,940
Mid Cap Value Fund	963,461	2,073,743
Ultra Fund	301,446	1,816,749
Vista Fund	1,360,534	2,383,609
Calamos Advisors Trust:
Growth and Income Portfolio	622,739	22,044
Davis Variable Account Fund, Inc.:
Value Portfolio	446,283	69,167
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	398,487	1,287,596
Stock Index Fund, Inc.	2,401,010	8,409,653
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	288,640	2,293,791
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	20,151	641
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	949,291	2,187,576
Developing Leaders Portfolio	2,071,398	2,476,217
Growth and Income Portfolio	897,565	1,290,417
Money Market Portfolio	7,427,695	5,281,719
DWS Investments VIT Funds — Class A:
Small Cap Index	1,394,717	1,498,346
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	501,286	7,912
Ibbotson Conservative ETF Asset Allocation Portfolio	140,067	3,914
Ibbotson Growth ETF Asset Allocation Portfolio	574,374	6,564
Ibbotson Income/Growth ETF Asset Allocation Portfolio	110,859	292
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund	465,501	16,627
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,074,108	10,963,139
Forty Portfolio	1,678,075	2,871,213
International Growth Portfolio	4,989,300	5,038,409
Large Cap Growth Portfolio	874,870	4,064,851
Mid Cap Growth Portfolio	695,635	3,900,665
Worldwide Growth Portfolio	322,360	4,473,258
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	955,202	834,642
Capital Appreciation Fund	498,970	421,475
Main Street Fund	907,608	516,993
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	760,745	740,530
Total Return Portfolio	1,123,954	692,368
Timothy Partners, Ltd — Variable Series.:
Conservative Growth Fund	453,061	1,141,859
Small-Cap Fund	1,348,663	4,986,955
Strategic Growth Fund	638,111	1,977,428
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,864,656	3,725,835
Mid-Cap Growth Portfolio	331,599	53,965
U.S. Mid Cap Value Portfolio	3,415,110	2,921,330
U.S. Real Estate Portfolio	2,995,190	7,729,676
Value Portfolio	2,222,898	2,165,231
Wilshire Variable Insurance Trust:
2010 Moderate Fund	3,123	15
2015 Moderate Fund	204,244	262
2025 Moderate Fund	153,888	280
2035 Moderate Fund	97,236	12,497
2045 Moderate Fund	91,637	1,339

	$58,034,671	$101,610,224

15

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-account’s, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2007:

1.65% Series Contracts	$570
1.50% Series Contracts	17,400
1.40% Series Contracts	6,759,377
1.25% Series Contracts	49,093
1.10% Series Contracts	31,520
0.95% Series Contracts	787
0.75% Series Contracts	18,737

$6,877,484

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $523,698 for the year ended December 31, 2007.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

16

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007

AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund — 1.50% series contract	6,310.413	297.907	537.906	6,070.414
Capital Development Fund — 1.40% series contract	1,168,401.050	166,505.262	249,317.101	1,085,589.211
Capital Development Fund — 1.25% series contract	3,263.486	438.678	997.725	2,704.439
Capital Development Fund — 1.10% series contract	6,948.243	718.501	1,945.433	5,721.311
Capital Development Fund — 0.95% series contract	30.786	159.293	100.718	89.361
Capital Development Fund — 0.75% series contract	13,889.446	4,993.074	3,322.568	15,559.952
Core Equity Fund — 1.40% series contract	946,182.515	108,022.144	246,754.397	807,450.262
Core Equity Fund — 1.25% series contract	1,519.271	149.661	0.000	1,668.932
Core Equity Fund — 1.10% series contract	3,675.733	1,046.649	614.418	4,107.964
Core Equity Fund — 0.95% series contract	0.000	15.286	0.000	15.286
Core Equity Fund — 0.75% series contract	481.069	78.701	0.000	559.770
Dynamics Fund — 1.50% series contract	157.523	15.906	0.305	173.124
Dynamics Fund — 1.40% series contract	105,073.806	5,397.936	19,099.656	91,372.086
Dynamics Fund — 0.95% series contract	88.031	23.989	0.000	112.020
Dynamics Fund — 0.75% series contract	122.199	15.794	0.000	137.993
Financial Services Fund — 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund — 1.40% series contract	177,386.400	37,645.347	54,835.800	160,195.947
Financial Services Fund — 1.25% series contract	3,143.486	118.882	5.550	3,256.818
Financial Services Fund — 1.10% series contract	2,490.821	1,253.499	1,758.193	1,986.127
Financial Services Fund — 0.95% series contract	112.573	36.221	0.000	148.794
Financial Services Fund — 0.75% series contract	2,974.384	270.859	2,617.844	627.399
Global Health Care Fund — 1.50% series contract	1,501.864	0.000	0.354	1,501.510
Global Health Care Fund — 1.40% series contract	367,788.244	52,251.419	85,006.132	335,033.531
Global Health Care Fund — 1.25% series contract	3,860.272	474.814	295.617	4,039.469
Global Health Care Fund — 1.10% series contract	1,104.143	214.810	167.262	1,151.691
Global Health Care Fund — 0.95% series contract	305.222	147.229	0.000	452.451
Global Health Care Fund — 0.75% series contract	9,669.402	1,950.043	1,445.133	10,174.312
High Yield Fund — 1.50% series contract	1,002.991	0.000	0.000	1,002.991
High Yield Fund — 1.40% series contract	336,558.419	62,286.075	152,123.057	246,721.437
High Yield Fund — 1.25% series contract	6,170.179	4,211.725	1,465.156	8,916.748
High Yield Fund — 1.10% series contract	257.915	46.810	0.000	304.725
High Yield Fund — 0.95% series contract	176.048	56.271	0.000	232.319
High Yield Fund — 0.75% series contract	896.818	61.550	114.081	844.287
Small Cap Equity Fund — 1.50% series contract	940.773	325.412	967.096	299.089
Small Cap Equity Fund — 1.40% series contract	59,594.167	186,752.591	46,798.199	199,548.559
Small Cap Equity Fund — 1.25% series contract	1,809.113	5,035.106	473.437	6,370.782
Small Cap Equity Fund — 1.10% series contract	552.133	2,095.923	397.026	2,251.030
Small Cap Equity Fund — 0.95% series contract	0.000	83.231	0.000	83.231
Small Cap Equity Fund — 0.75% series contract	447.990	4,526.938	271.528	4,703.400
Small Company Growth Fund — 1.50% series contract	288.452	25.989	314.441	0.000
Small Company Growth Fund — 1.40% series contract	145,499.534	11,002.383	156,501.917	0.000
Small Company Growth Fund — 1.25% series contract	3,449.366	1,348.428	4,797.794	0.000
Small Company Growth Fund — 1.10% series contract	2,285.979	48.760	2,334.739	0.000
Small Company Growth Fund — 0.75% series contract	4,110.972	333.263	4,444.235	0.000
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.50% series contract	1,522.201	0.000	1,389.728	132.473
Large Company Value Fund — 1.40% series contract	420,902.275	98,123.639	136,088.670	382,937.244
Large Company Value Fund — 1.25% series contract	18,866.080	3,662.977	162.702	22,366.355
Large Company Value Fund — 1.10% series contract	280.955	329.676	48.160	562.471
Large Company Value Fund — 0.95% series contract	125.863	35.810	0.000	161.673
Large Company Value Fund — 0.75% series contract	582.549	261.481	164.676	679.354
Mid Cap Value Fund — 1.50% series contract	2,820.049	61.614	1.328	2,880.335
Mid Cap Value Fund — 1.40% series contract	911,824.088	115,009.167	202,424.063	824,409.192
Mid Cap Value Fund — 1.25% series contract	17,345.331	5,283.764	1,841.360	20,787.735
Mid Cap Value Fund — 1.10% series contract	2,031.092	211.974	264.624	1,978.442
Mid Cap Value Fund — 0.75% series contract	4,798.742	2,748.334	2,501.253	5,045.823
Ultra Fund — 1.65% series contract	457.152	0.000	0.852	456.300
Ultra Fund — 1.50% series contract	1,833.836	221.998	623.728	1,432.106
Ultra Fund — 1.40% series contract	707,542.380	64,555.574	196,284.461	575,813.493
Ultra Fund — 1.25% series contract	0.000	36.573	0.000	36.573
Ultra Fund — 1.10% series contract	8,378.330	663.061	2,010.301	7,031.090
Ultra Fund — 0.95% series contract	485.952	56.707	411.819	130.840
Ultra Fund — 0.75% series contract	1,630.132	345.532	99.006	1,876.658
Vista Fund — 1.50% series contract	1,258.202	65.899	643.238	680.863
Vista Fund — 1.40% series contract	976,806.445	171,825.798	232,647.053	915,985.190
Vista Fund — 1.25% series contract	979.911	3,126.533	1,258.930	2,847.514
Vista Fund — 1.10% series contract	11,321.554	1,305.539	4,474.423	8,152.670
Vista Fund — 0.95% series contract	181.135	11.382	0.000	192.517
Vista Fund — 0.75% series contract	6,879.128	8,815.270	3,128.494	12,565.904
Calamos Advisors Trust:
Growth and Income Portfolio — 1.40% series contract	0.000	54,478.123	2,495.078	51,983.045
Growth and Income Portfolio — 1.25% series contract	0.000	1,033.447	0.000	1,033.447
Growth and Income Portfolio — 1.10% series contract	0.000	230.905	0.000	230.905
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.40% series contract	0.000	44,038.409	7,528.555	36,509.854
Value Portfolio — 1.10% series contract	0.000	13.838	0.000	13.838

17

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007

Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.50% series contract	571.225	0.000	1.009	570.216
Socially Responsible Growth Fund, Inc. — 1.40% series contract	701,011.037	67,775.726	138,638.935	630,147.828
Socially Responsible Growth Fund, Inc. — 1.10% series contract	5,863.440	887.943	204.227	6,547.156
Socially Responsible Growth Fund, Inc. — 0.75% series contract	2,857.136	1,012.075	165.704	3,703.507
Stock Index Fund, Inc. — 1.65% series contract	348.268	0.000	0.648	347.620
Stock Index Fund, Inc. — 1.50% series contract	8,606.065	256.994	1,637.988	7,225.071
Stock Index Fund, Inc. — 1.40% series contract	4,190,418.249	415,256.352	813,016.393	3,792,658.208
Stock Index Fund, Inc. — 1.25% series contract	11,156.427	7,376.961	4,279.080	14,254.308
Stock Index Fund, Inc. — 1.10% series contract	7,744.043	2,766.091	1,866.911	8,643.223
Stock Index Fund, Inc. — 0.95% series contract	532.986	569.150	92.259	1,009.877
Stock Index Fund, Inc. — 0.75% series contract	14,298.329	4,765.102	639.233	18,424.198
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.50% series contract	836.015	8.278	145.019	699.274
Technology Growth Portfolio — 1.40% series contract	1,309,668.746	114,849.039	269,984.911	1,154,532.874
Technology Growth Portfolio — 1.25% series contract	1,372.144	57.592	6.942	1,422.794
Technology Growth Portfolio — 1.10% series contract	7,254.620	306.511	2,947.061	4,614.070
Technology Growth Portfolio — 0.95% series contract	493.194	107.582	32.702	568.074
Technology Growth Portfolio — 0.75% series contract	2,499.762	537.491	423.468	2,613.785
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio — 1.40% series contract	0.000	2,064.570	87.811	1,976.759
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio — 1.50% series contract	712.903	23.956	50.163	686.696
Appreciation Portfolio — 1.40% series contract	946,182.350	123,999.684	206,278.018	863,904.016
Appreciation Portfolio — 1.25% series contract	16,608.513	5,163.947	3,088.401	18,684.059
Appreciation Portfolio — 1.10% series contract	4,551.668	586.529	1,473.401	3,664.796
Appreciation Portfolio — 0.95% series contract	0.000	17.569	0.001	17.568
Appreciation Portfolio — 0.75% series contract	5,348.565	1,785.011	801.300	6,332.276
Developing Leaders Portfolio — 1.50% series contract	2,001.076	229.110	37.383	2,192.803
Developing Leaders Portfolio — 1.40% series contract	807,530.215	91,761.882	215,868.268	683,423.829
Developing Leaders Portfolio — 1.25% series contract	7,958.520	1,356.194	932.027	8,382.687
Developing Leaders Portfolio — 1.10% series contract	5,517.924	344.294	2,569.863	3,292.355
Developing Leaders Portfolio — 0.95% series contract	516.548	118.572	0.000	635.120
Developing Leaders Portfolio — 0.75% series contract	4,478.428	414.028	387.632	4,504.824
Growth and Income Portfolio — 1.50% series contract	5.035	324.413	23.550	305.898
Growth and Income Portfolio — 1.40% series contract	534,977.589	73,488.932	124,256.008	484,210.513
Growth and Income Portfolio — 1.25% series contract	12,161.716	492.011	4.870	12,648.857
Growth and Income Portfolio — 1.10% series contract	3,400.363	385.243	653.619	3,131.987
Growth and Income Portfolio — 0.95% series contract	0.000	4.044	0.000	4.044
Growth and Income Portfolio — 0.75% series contract	6,284.037	1,211.000	847.339	6,647.698
Money Market Portfolio — 1.50% series contract	3,051.950	770.867	1,539.804	2,283.013
Money Market Portfolio — 1.40% series contract	6,426,348.042	6,729,272.626	5,175,101.374	7,980,519.294
Money Market Portfolio — 1.25% series contract	1,045.886	6,200.523	1,440.629	5,805.780
Money Market Portfolio — 1.10% series contract	35,651.958	72,674.883	72,716.612	35,610.229
Money Market Portfolio — 0.95% series contract	0.000	7.177	0.000	7.177
Money Market Portfolio — 0.75% series contract	79,903.634	26,865.130	1,177.010	105,591.754
DWS Investments VIT Funds — Class A:
Small Cap Index Fund — 1.50% series contract	615.066	233.091	167.822	680.335
Small Cap Index Fund — 1.40% series contract	452,371.808	92,479.686	125,025.945	419,825.549
Small Cap Index Fund — 1.25% series contract	798.011	136.936	140.735	794.212
Small Cap Index Fund — 1.10% series contract	276.237	167.626	290.240	153.623
Small Cap Index Fund — 0.95% series contract	73.897	52.284	22.798	103.383
Small Cap Index Fund — 0.75% series contract	1,003.543	160.423	37.438	1,126.528
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	0.000	50,310.817	2,287.829	48,022.988
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.10% series contract	0.000	801.436	0.000	801.436
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	0.000	12,874.945	445.574	12,429.371
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.10% series contract	0.000	798.961	0.000	798.961
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	0.000	58,109.100	2,217.901	55,891.199
Ibbotson Growth ETF Asset Allocation Portfolio — 1.10% series contract	0.000	805.328	0.000	805.328
Ibbotson Income/Growth ETF Asset Allocation Portfolio — 1.40% series contract	0.000	10,018.215	30.400	9,987.815
Ibbotson Income/Growth ETF Asset Allocation Portfolio — 1.25% series contract	0.000	135.521	0.000	135.521
Ibbotson Income/Growth ETF Asset Allocation Portfolio — 1.10% series contract	0.000	805.937	0.000	805.937
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund — 1.40% series contract	0.000	44,785.279	4,251.077	40,534.202
Foreign Securities Fund — 1.25% series contract	0.000	1,028.647	0.000	1,028.647
Foreign Securities Fund — 1.10% series contract	0.000	798.561	0.000	798.561
Foreign Securities Fund — 0.95% series contract	0.000	57.211	34.810	22.401
Foreign Securities Fund — 0.75% series contract	0.000	1,187.897	0.906	1,186.991

18

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Janus Aspen Series — Institutional Shares:
Balanced Portfolio — 1.65% series contract	649.982	0.000	1.132	648.850
Balanced Portfolio — 1.50% series contract	6,361.876	1,970.790	723.308	7,609.358
Balanced Portfolio — 1.40% series contract	2,849,443.225	226,847.044	668,342.041	2,407,948.228
Balanced Portfolio — 1.25% series contract	31,326.242	5,740.269	3,115.897	33,950.614
Balanced Portfolio — 1.10% series contract	10,256.899	2,033.238	3,042.157	9,247.980
Balanced Portfolio — 0.95% series contract	38.089	92.075	0.000	130.164
Balanced Portfolio — 0.75% series contract	6,565.836	1,400.627	2,340.462	5,626.001
Forty Portfolio — 1.50% series contract	4,556.601	752.190	2,106.582	3,202.209
Forty Portfolio — 1.40% series contract	1,272,789.383	211,653.340	303,992.365	1,180,450.358
Forty Portfolio — 1.25% series contract	10,429.872	5,496.610	3,234.879	12,691.603
Forty Portfolio — 1.10% series contract	6,914.755	58.521	668.660	6,304.616
Forty Portfolio — 0.95% series contract	238.337	11.581	0.000	249.918
Forty Portfolio — 0.75% series contract	7,866.365	504.259	171.598	8,199.026
International Growth Portfolio — 1.50% series contract	1,771.310	58.876	935.694	894.492
International Growth Portfolio — 1.40% series contract	1,183,279.918	328,909.289	318,760.240	1,193,428.967
International Growth Portfolio — 1.25% series contract	19,213.077	6,794.529	3,029.061	22,978.545
International Growth Portfolio — 1.10% series contract	12,357.534	2,295.626	5,738.796	8,914.364
International Growth Portfolio — 0.95% series contract	56.867	440.838	70.933	426.772
International Growth Portfolio — 0.75% series contract	4,630.919	2,529.519	178.787	6,981.651
Large Cap Growth Portfolio — 1.50% series contract	1,925.851	280.388	387.428	1,818.811
Large Cap Growth Portfolio — 1.40% series contract	1,661,699.848	144,583.158	355,059.139	1,451,223.867
Large Cap Growth Portfolio — 1.25% series contract	5,554.950	1,984.009	1,129.397	6,409.562
Large Cap Growth Portfolio — 1.10% series contract	8,850.842	284.791	1,619.964	7,515.669
Large Cap Growth Portfolio — 0.95% series contract	0.000	3.892	0.000	3.892
Large Cap Growth Portfolio — 0.75% series contract	2,508.839	485.732	38.325	2,956.246
Mid Cap Growth Portfolio — 1.50% series contract	1,325.013	22.650	276.169	1,071.494
Mid Cap Growth Portfolio — 1.40% series contract	1,111,731.741	95,754.680	248,293.150	959,193.271
Mid Cap Growth Portfolio — 1.25% series contract	481.607	125.003	4.900	601.710
Mid Cap Growth Portfolio — 1.10% series contract	15,635.292	711.000	4,722.812	11,623.480
Mid Cap Growth Portfolio — 0.95% series contract	198.823	24.988	0.666	223.145
Mid Cap Growth Portfolio — 0.75% series contract	2,928.081	399.729	492.213	2,835.597
Worldwide Growth Portfolio — 1.50% series contract	2,270.609	108.559	46.783	2,332.385
Worldwide Growth Portfolio — 1.40% series contract	1,410,898.731	76,021.592	325,613.210	1,161,307.113
Worldwide Growth Portfolio — 1.25% series contract	9,745.222	572.685	403.329	9,914.578
Worldwide Growth Portfolio — 1.10% series contract	8,089.661	904.525	2,666.145	6,328.041
Worldwide Growth Portfolio — 0.95% series contract	198.036	16.626	0.000	214.662
Worldwide Growth Portfolio — 0.75% series contract	2,527.467	323.838	116.346	2,734.959
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund — 1.50% series contract	5,109.117	696.013	56.965	5,748.165
Balanced Fund — 1.40% series contract	284,653.565	64,932.355	85,149.673	264,436.247
Balanced Fund — 1.25% series contract	3,550.912	1,611.804	70.571	5,092.145
Balanced Fund — 1.10% series contract	2,173.335	1,227.432	350.853	3,049.914
Balanced Fund — 0.95% series contract	21.039	440.867	0.000	461.906
Balanced Fund — 0.75% series contract	2,850.419	326.582	6.793	3,170.208
Capital Appreciation Fund — 1.50% series contract	712.676	0.000	0.000	712.676
Capital Appreciation Fund — 1.40% series contract	206,005.347	48,354.399	44,440.367	209,919.379
Capital Appreciation Fund — 1.25% series contract	0.000	416.865	0.000	416.865
Capital Appreciation Fund — 1.10% series contract	1,085.611	815.699	279.667	1,621.643
Capital Appreciation Fund — 0.95% series contract	0.000	199.412	0.000	199.412
Capital Appreciation Fund — 0.75% series contract	2,292.609	3,513.517	0.000	5,806.126
Main Street Fund — 1.50% series contract	705.457	0.000	0.000	705.457
Main Street Fund — 1.40% series contract	188,104.597	86,476.265	57,411.951	217,168.911
Main Street Fund — 1.25% series contract	1,521.948	1,322.022	514.653	2,329.317
Main Street Fund — 1.10% series contract	2,240.578	847.782	449.083	2,639.277
Main Street Fund — 0.95% series contract	0.000	104.095	71.776	32.319
Main Street Fund — 0.75% series contract	53.947	1,459.348	1.004	1,512.291
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio — 1.50% series contract	776.634	0.000	0.000	776.634
Real Return Portfolio — 1.40% series contract	212,006.902	85,363.310	90,092.206	207,278.006
Real Return Portfolio — 1.10% series contract	4,352.416	2,173.579	3,696.563	2,829.432
Real Return Portfolio — 0.75% series contract	7.016	192.219	0.000	199.235
Total Return Portfolio — 1.50% series contract	778.595	0.000	0.000	778.595
Total Return Portfolio — 1.40% series contract	207,153.358	124,254.503	93,315.834	238,092.027
Total Return Portfolio — 1.25% series contract	972.190	232.990	0.000	1,205.180
Total Return Portfolio — 1.10% series contract	1,880.102	1,100.769	894.422	2,086.449
Total Return Portfolio — 0.95% series contract	0.000	241.839	170.435	71.404
Total Return Portfolio — 0.75% series contract	35.340	901.283	2.717	933.906

19

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007

Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund — 1.50% series contract	9,153.898	1,666.301	3.492	10,816.707
Conservative Growth Fund — 1.40% series contract	512,762.391	36,981.278	94,521.393	455,222.276
Conservative Growth Fund — 1.10% series contract	13.418	0.000	0.000	13.418
Conservative Growth Fund — 0.75% series contract	4,166.020	695.236	759.096	4,102.160
Small-Cap Fund — 1.50% series contract	976.759	0.300	977.059	0.000
Small-Cap Fund — 1.40% series contract	218,626.764	8,312.381	226,939.145	0.000
Small-Cap Fund — 1.10% series contract	1,655.833	79.098	1,734.931	0.000
Small-Cap Fund — 0.75% series contract	758.101	134.891	892.992	0.000
Strategic Growth Fund — 1.50% series contract	175.753	34.256	1.159	208.850
Strategic Growth Fund — 1.40% series contract	629,515.069	54,122.718	164,827.553	518,810.234
Strategic Growth Fund — 0.75% series contract	182.582	42.834	0.000	225.416
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 1.50% series contract	4,453.465	318.890	186.594	4,585.761
Core Plus Fixed Income Portfolio — 1.40% series contract	934,853.788	164,763.393	309,507.220	790,109.961
Core Plus Fixed Income Portfolio — 1.25% series contract	17,328.704	3,378.561	1,142.083	19,565.182
Core Plus Fixed Income Portfolio — 1.10% series contract	4,516.328	362.719	1,269.447	3,609.600
Core Plus Fixed Income Portfolio — 0.95% series contract	0.000	2.990	0.000	2.990
Core Plus Fixed Income Portfolio — 0.75% series contract	6,674.444	2,179.211	410.195	8,443.460
Mid-Cap Growth Portfolio — 1.40% series contract	0.000	29,340.094	5,073.212	24,266.882
Mid-Cap Growth Portfolio — 1.10% series contract	0.000	46.682	0.000	46.682
Mid-Cap Growth Portfolio — 0.95% series contract	0.000	0.688	0.000	0.688
U.S. Mid Cap Value Portfolio — 1.65% series contract	419.476	0.000	0.702	418.774
U.S. Mid Cap Value Portfolio — 1.50% series contract	2,843.512	66.731	544.524	2,365.719
U.S. Mid Cap Value Portfolio — 1.40% series contract	581,474.070	135,959.299	171,385.449	546,047.920
U.S. Mid Cap Value Portfolio — 1.25% series contract	2,570.430	3,435.797	1,713.033	4,293.194
U.S. Mid Cap Value Portfolio — 1.10% series contract	6,217.919	1,435.992	2,414.403	5,239.508
U.S. Mid Cap Value Portfolio — 0.95% series contract	0.000	405.325	8.836	396.489
U.S. Mid Cap Value Portfolio — 0.75% series contract	3,602.634	574.783	228.736	3,948.681
U.S. Real Estate Portfolio — 1.50% series contract	678.325	208.485	261.490	625.320
U.S. Real Estate Portfolio — 1.40% series contract	617,880.841	88,608.168	267,479.693	439,009.316
U.S. Real Estate Portfolio — 1.25% series contract	6,702.469	3,959.869	3,752.816	6,909.522
U.S. Real Estate Portfolio — 1.10% series contract	6,918.700	1,715.065	4,005.517	4,628.248
U.S. Real Estate Portfolio — 0.95% series contract	185.446	58.993	29.848	214.591
U.S. Real Estate Portfolio — 0.75% series contract	6,139.587	944.966	3,217.803	3,866.750
Value Portfolio — 1.50% series contract	949.440	220.692	1.572	1,168.560
Value Portfolio — 1.40% series contract	850,561.888	130,271.615	190,893.938	789,939.565
Value Portfolio — 1.25% series contract	3,065.792	425.440	34.634	3,456.598
Value Portfolio — 1.10% series contract	6,292.311	1,310.485	3,616.141	3,986.655
Value Portfolio — 0.95% series contract	33.363	299.614	53.242	279.735
Value Portfolio — 0.75% series contract	2,425.539	1,759.762	11.358	4,173.943
Wilshire Variable Insurance Trust:
2010 Moderate Fund — 1.40% series contract	0.000	60.138	30.373	29.765
2010 Moderate Fund — 1.10% series contract	0.000	281.096	0.000	281.096
2015 Moderate Fund — 1.40% series contract	0.000	17,681.504	184.583	17,496.921
2015 Moderate Fund — 1.10% series contract	0.000	1,962.408	0.000	1,962.408
2015 Moderate Fund — 0.95% series contract	0.000	687.173	0.000	687.173
2025 Moderate Fund — 1.40% series contract	0.000	8,865.885	48.814	8,817.071
2025 Moderate Fund — 1.25% series contract	0.000	107.599	0.000	107.599
2025 Moderate Fund — 1.10% series contract	0.000	6,314.893	9.520	6,305.373
2035 Moderate Fund — 1.40% series contract	0.000	4,791.670	1,100.600	3,691.070
2035 Moderate Fund — 1.10% series contract	0.000	4,895.136	148.424	4,746.712
2045 Moderate Fund — 1.40% series contract	0.000	7,775.676	141.698	7,633.978
2045 Moderate Fund — 1.10% series contract	0.000	1,569.497	15.246	1,554.251

20

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006

AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund — 1.50% series contract	0.000	6,310.413	0.000	6,310.413
Capital Development Fund — 1.40% series contract	16,459.887	1,169,543.290	17,602.127	1,168,401.050
Capital Development Fund — 1.25% series contract	1,389.067	1,894.886	20.467	3,263.486
Capital Development Fund — 1.10% series contract	1,008.183	6,236.936	296.876	6,948.243
Capital Development Fund — 0.95% series contract	0.000	30.786	0.000	30.786
Capital Development Fund — 0.75% series contract	0.000	13,896.780	7.334	13,889.446
Core Equity Fund — 1.40% series contract	0.000	1,124,245.617	178,063.102	946,182.515
Core Equity Fund — 1.25% series contract	0.000	1,519.272	0.001	1,519.271
Core Equity Fund — 1.10% series contract	0.000	5,402.098	1,726.365	3,675.733
Core Equity Fund — 0.75% series contract	0.000	481.069	0.000	481.069
Core Stock Fund — 1.40% series contract	802,055.805	26,252.438	828,308.243	0.000
Core Stock Fund — 1.25% series contract	1,212.277	33.504	1,245.781	0.000
Core Stock Fund — 1.10% series contract	3,938.002	106.878	4,044.880	0.000
Core Stock Fund — 0.75% series contract	307.233	29.875	337.108	0.000
Dynamics Fund — 1.50% series contract	130.974	26.984	0.435	157.523
Dynamics Fund — 1.40% series contract	75,896.111	58,280.311	29,102.616	105,073.806
Dynamics Fund — 0.95% series contract	60.280	27.751	0.000	88.031
Dynamics Fund — 0.75% series contract	111.545	28.701	18.047	122.199
Financial Services Fund — 1.50% series contract	891.083	0.000	14.646	876.437
Financial Services Fund — 1.40% series contract	198,663.153	44,643.981	65,920.734	177,386.400
Financial Services Fund — 1.25% series contract	4,990.080	2,426.354	4,272.948	3,143.486
Financial Services Fund — 1.10% series contract	1,383.076	1,178.593	70.848	2,490.821
Financial Services Fund — 0.95% series contract	75.651	36.922	0.000	112.573
Financial Services Fund — 0.75% series contract	2,656.644	485.306	167.566	2,974.384
Global Health Care Fund — 1.50% series contract	1,502.260	0.000	0.396	1,501.864
Global Health Care Fund — 1.40% series contract	405,402.095	95,332.682	132,946.533	367,788.244
Global Health Care Fund — 1.25% series contract	5,707.536	3,622.929	5,470.193	3,860.272
Global Health Care Fund — 1.10% series contract	948.050	272.098	116.005	1,104.143
Global Health Care Fund — 0.95% series contract	202.797	102.428	0.003	305.222
Global Health Care Fund — 0.75% series contract	7,840.922	3,468.082	1,639.602	9,669.402
High Yield Fund — 1.50% series contract	1,004.559	0.000	1.568	1,002.991
High Yield Fund — 1.40% series contract	350,885.548	94,616.312	108,943.441	336,558.419
High Yield Fund — 1.25% series contract	5,631.776	850.651	312.248	6,170.179
High Yield Fund — 1.10% series contract	230.396	28.370	0.851	257.915
High Yield Fund — 0.95% series contract	115.761	60.287	0.000	176.048
High Yield Fund — 0.75% series contract	1,138.551	397.276	639.009	896.818
Small Cap Equity Fund — 1.50% series contract	0.000	1,050.744	109.971	940.773
Small Cap Equity Fund — 1.40% series contract	15,527.249	57,333.232	13,266.314	59,594.167
Small Cap Equity Fund — 1.25% series contract	2,705.709	377.943	1,274.539	1,809.113
Small Cap Equity Fund — 1.10% series contract	559.580	168.845	176.292	552.133
Small Cap Equity Fund — 0.75% series contract	0.000	455.441	7.451	447.990
Small Company Growth Fund — 1.50% series contract	212.180	77.044	0.772	288.452
Small Company Growth Fund — 1.40% series contract	141,453.043	66,680.199	62,633.708	145,499.534
Small Company Growth Fund — 1.25% series contract	3,293.333	629.809	473.776	3,449.366
Small Company Growth Fund — 1.10% series contract	465.384	1,975.137	154.542	2,285.979
Small Company Growth Fund — 0.75% series contract	3,227.771	1,227.662	344.461	4,110.972
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund — 1.50% series contract	0.000	1,522.201	0.000	1,522.201
Large Company Value Fund — 1.40% series contract	99,384.541	348,745.206	27,227.472	420,902.275
Large Company Value Fund — 1.25% series contract	5,867.404	13,312.765	314.089	18,866.080
Large Company Value Fund — 1.10% series contract	82.915	198.040	0.000	280.955
Large Company Value Fund — 0.95% series contract	0.000	125.863	0.000	125.863
Large Company Value Fund — 0.75% series contract	0.000	582.549	0.000	582.549
Mid Cap Value Fund — 1.50% series contract	6.706	2,820.048	6.705	2,820.049
Mid Cap Value Fund — 1.40% series contract	114,376.075	923,557.635	126,109.622	911,824.088
Mid Cap Value Fund — 1.25% series contract	7,815.280	10,058.922	528.871	17,345.331
Mid Cap Value Fund — 1.10% series contract	132.931	1,983.856	85.695	2,031.092
Mid Cap Value Fund — 0.75% series contract	23.011	4,775.731	0.000	4,798.742
Ultra Fund — 1.65% series contract	0.000	457.152	0.000	457.152
Ultra Fund — 1.50% series contract	953.169	934.519	53.852	1,833.836
Ultra Fund — 1.40% series contract	32,615.015	692,224.940	17,297.575	707,542.380
Ultra Fund — 1.10% series contract	143.364	8,237.455	2.489	8,378.330
Ultra Fund — 0.95% series contract	411.819	74.133	0.000	485.952
Ultra Fund — 0.75% series contract	4.188	1,630.680	4.736	1,630.132
Vista Fund — 1.50% series contract	0.000	1,258.202	0.000	1,258.202
Vista Fund — 1.40% series contract	79,780.294	937,122.597	40,096.446	976,806.445
Vista Fund — 1.25% series contract	0.000	1,001.176	21.265	979.911
Vista Fund — 1.10% series contract	1,175.748	10,549.763	403.957	11,321.554
Vista Fund — 0.95% series contract	21.514	159.621	0.000	181.135
Vista Fund — 0.75% series contract	8.772	6,870.356	0.000	6,879.128
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. — 1.50% series contract	572.420	0.000	1.195	571.225
Socially Responsible Growth Fund, Inc. — 1.40% series contract	795,479.598	79,316.914	173,785.475	701,011.037
Socially Responsible Growth Fund, Inc. — 1.25% series contract	743.278	0.000	743.278	0.000
Socially Responsible Growth Fund, Inc. — 1.10% series contract	5,790.816	948.973	876.349	5,863.440
Socially Responsible Growth Fund, Inc. — 0.75% series contract	1,847.923	1,069.529	60.316	2,857.136

21

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006

Dreyfus Funds — Initial Shares:
Stock Index Fund, Inc. — 1.65% series contract	308.257	40.755	0.744	348.268
Stock Index Fund, Inc. — 1.50% series contract	10,752.810	462.573	2,609.318	8,606.065
Stock Index Fund, Inc. — 1.40% series contract	4,493,460.193	681,064.705	984,106.649	4,190,418.249
Stock Index Fund, Inc. — 1.25% series contract	12,475.438	6,780.942	8,099.953	11,156.427
Stock Index Fund, Inc. — 1.10% series contract	6,535.021	2,417.155	1,208.133	7,744.043
Stock Index Fund, Inc. — 0.95% series contract	537.406	0.000	4.420	532.986
Stock Index Fund, Inc. — 0.75% series contract	12,717.488	2,879.423	1,298.582	14,298.329
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio — 1.50% series contract	0.000	836.015	0.000	836.015
Technology Growth Portfolio — 1.40% series contract	32,100.558	1,317,402.066	39,833.878	1,309,668.746
Technology Growth Portfolio — 1.25% series contract	4,403.010	2,715.562	5,746.428	1,372.144
Technology Growth Portfolio — 1.10% series contract	0.000	7,254.620	0.000	7,254.620
Technology Growth Portfolio — 0.95% series contract	20.730	472.464	0.000	493.194
Technology Growth Portfolio — 0.75% series contract	2.095	2,497.667	0.000	2,499.762
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio — 1.50% series contract	700.950	13.416	1.463	712.903
Appreciation Portfolio — 1.40% series contract	1,005,802.778	169,328.935	228,949.363	946,182.350
Appreciation Portfolio — 1.25% series contract	17,188.337	2,271.092	2,850.916	16,608.513
Appreciation Portfolio — 1.10% series contract	4,744.717	207.809	400.858	4,551.668
Appreciation Portfolio — 0.75% series contract	3,200.889	2,519.372	371.696	5,348.565
Developing Leaders Portfolio — 1.50% series contract	1,862.093	207.047	68.064	2,001.076
Developing Leaders Portfolio — 1.40% series contract	908,638.512	137,610.030	238,718.327	807,530.215
Developing Leaders Portfolio — 1.25% series contract	10,114.353	2,872.372	5,028.205	7,958.520
Developing Leaders Portfolio — 1.10% series contract	6,468.518	473.292	1,423.886	5,517.924
Developing Leaders Portfolio — 0.95% series contract	459.556	56.992	0.000	516.548
Developing Leaders Portfolio — 0.75% series contract	4,245.206	847.797	614.575	4,478.428
Growth and Income Portfolio — 1.50% series contract	26.192	41.759	62.916	5.035
Growth and Income Portfolio — 1.40% series contract	573,338.603	60,083.781	98,444.795	534,977.589
Growth and Income Portfolio — 1.25% series contract	12,803.895	1,010.287	1,652.466	12,161.716
Growth and Income Portfolio — 1.10% series contract	4,096.135	378.706	1,074.478	3,400.363
Growth and Income Portfolio — 0.75% series contract	4,573.316	1,814.927	104.206	6,284.037
Money Market Portfolio — 1.50% series contract	3,086.642	643.748	678.440	3,051.950
Money Market Portfolio — 1.40% series contract	6,753,332.466	6,100,999.377	6,427,983.801	6,426,348.042
Money Market Portfolio — 1.25% series contract	323.650	4,292.201	3,569.965	1,045.886
Money Market Portfolio — 1.10% series contract	40,350.784	380.882	5,079.708	35,651.958
Money Market Portfolio — 0.75% series contract	74,816.781	21,139.954	16,053.101	79,903.634
DWS Investments VIT Funds — Class A:
Equity 500 Index Fund — 1.40% series contract	151,600.055	8,930.422	160,530.477	0.000
Equity 500 Index Fund — 1.10% series contract	2,110.577	248.369	2,358.946	0.000
Small Cap Index Fund — 1.50% series contract	403.707	216.469	5.110	615.066
Small Cap Index Fund — 1.40% series contract	417,983.505	157,182.199	122,793.896	452,371.808
Small Cap Index Fund — 1.25% series contract	720.109	109.129	31.227	798.011
Small Cap Index Fund — 1.10% series contract	151.892	133.291	8.946	276.237
Small Cap Index Fund — 0.95% series contract	57.528	16.369	0.000	73.897
Small Cap Index Fund — 0.75% series contract	832.924	242.183	71.564	1,003.543
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio — 1.50% series contract	2,182.697	89.415	947.099	1,325.013
Mid Cap Growth Portfolio — 1.40% series contract	1,192,692.579	125,737.982	206,698.820	1,111,731.741
Mid Cap Growth Portfolio — 1.25% series contract	3,029.460	2,093.170	4,641.023	481.607
Mid Cap Growth Portfolio — 1.10% series contract	18,154.900	837.340	3,356.948	15,635.292
Mid Cap Growth Portfolio — 0.95% series contract	174.191	24.632	0.000	198.823
Mid Cap Growth Portfolio — 0.75% series contract	2,276.876	1,410.725	759.520	2,928.081
Balanced Portfolio — 1.65% series contract	623.013	28.257	1.288	649.982
Balanced Portfolio — 1.50% series contract	7,364.516	386.429	1,389.069	6,361.876
Balanced Portfolio — 1.40% series contract	3,224,954.488	273,171.335	648,682.598	2,849,443.225
Balanced Portfolio — 1.25% series contract	30,739.469	2,974.292	2,387.519	31,326.242
Balanced Portfolio — 1.10% series contract	11,389.809	2,165.434	3,298.344	10,256.899
Balanced Portfolio — 0.95% series contract	39.724	0.000	1.635	38.089
Balanced Portfolio — 0.75% series contract	4,291.048	2,704.376	429.588	6,565.836
Forty Portfolio — 1.50% series contract	5,189.417	396.172	1,028.988	4,556.601
Forty Portfolio — 1.40% series contract	1,421,322.533	231,316.231	379,849.381	1,272,789.383
Forty Portfolio — 1.25% series contract	11,093.343	3,986.229	4,649.700	10,429.872
Forty Portfolio — 1.10% series contract	8,924.998	9.680	2,019.923	6,914.755
Forty Portfolio — 0.95% series contract	224.632	13.705	0.000	238.337
Forty Portfolio — 0.75% series contract	7,397.910	660.610	192.155	7,866.365
Large Cap Growth Portfolio — 1.50% series contract	3,283.014	72.925	1,430.088	1,925.851
Large Cap Growth Portfolio — 1.40% series contract	1,816,341.463	170,259.523	324,901.138	1,661,699.848
Large Cap Growth Portfolio — 1.25% series contract	8,863.042	1,065.176	4,373.268	5,554.950
Large Cap Growth Portfolio — 1.10% series contract	12,118.207	386.363	3,653.728	8,850.842
Large Cap Growth Portfolio — 0.75% series contract	2,153.599	612.597	257.357	2,508.839
International Growth Portfolio — 1.50% series contract	1,200.533	849.256	278.479	1,771.310
International Growth Portfolio — 1.40% series contract	966,575.134	494,754.212	278,049.428	1,183,279.918
International Growth Portfolio — 1.25% series contract	14,006.180	5,634.719	427.822	19,213.077
International Growth Portfolio — 1.10% series contract	10,632.810	3,554.538	1,829.814	12,357.534
International Growth Portfolio — 0.95% series contract	56.867	0.000	0.000	56.867
International Growth Portfolio — 0.75% series contract	1,486.339	3,155.916	11.336	4,630.919

22

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006

Janus Aspen Series — Institutional Shares:
Worldwide Growth Portfolio — 1.50% series contract	2,340.830	40.925	111.146	2,270.609
Worldwide Growth Portfolio — 1.40% series contract	1,622,445.152	111,311.912	322,858.333	1,410,898.731
Worldwide Growth Portfolio — 1.25% series contract	17,865.960	1,462.246	9,582.984	9,745.222
Worldwide Growth Portfolio — 1.10% series contract	9,847.675	317.649	2,075.663	8,089.661
Worldwide Growth Portfolio — 0.95% series contract	180.878	19.938	2.780	198.036
Worldwide Growth Portfolio — 0.75% series contract	2,571.733	477.351	521.617	2,527.467
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio — 1.50% series contract	1,342.041	152.735	1,494.776	0.000
Growth II Portfolio — 1.40% series contract	260,229.436	18,566.773	278,796.209	0.000
Growth II Portfolio — 1.10% series contract	2,128.700	40.306	2,169.006	0.000
Growth II Portfolio — 0.95% series contract	126.037	15.012	141.049	0.000
Growth II Portfolio — 0.75% series contract	56.814	98.662	155.476	0.000
Large Cap Growth Portfolio — 1.65% series contract	267.892	36.776	304.668	0.000
Large Cap Growth Portfolio — 1.50% series contract	524.565	69.080	593.645	0.000
Large Cap Growth Portfolio — 1.40% series contract	507,499.493	42,449.968	549,949.461	0.000
Large Cap Growth Portfolio — 1.25% series contract	1,464.151	54.284	1,518.435	0.000
Large Cap Growth Portfolio — 1.10% series contract	5,472.184	188.923	5,661.107	0.000
Large Cap Growth Portfolio — 0.95% series contract	46.839	0.000	46.839	0.000
Large Cap Growth Portfolio — 0.75% series contract	1,115.668	175.035	1,290.703	0.000
Mid Cap Portfolio — 1.50% series contract	4,065.098	69.387	4,134.485	0.000
Mid Cap Portfolio — 1.40% series contract	849,296.577	73,132.381	922,428.958	0.000
Mid Cap Portfolio — 1.25% series contract	9,317.933	731.874	10,049.807	0.000
Mid Cap Portfolio — 1.10% series contract	1,952.082	40.591	1,992.673	0.000
Mid Cap Portfolio — 0.75% series contract	6,377.332	1,414.850	7,792.182	0.000
Select Value Portfolio — 1.50% series contract	1,638.654	228.326	1,866.980	0.000
Select Value Portfolio — 1.40% series contract	357,267.603	39,474.094	396,741.697	0.000
Select Value Portfolio — 1.25% series contract	7,199.701	272.175	7,471.876	0.000
Select Value Portfolio — 1.10% series contract	466.386	0.000	466.386	0.000
Select Value Portfolio — 0.95% series contract	101.353	48.082	149.435	0.000
Select Value Portfolio — 0.75% series contract	1,106.335	231.871	1,338.206	0.000
Columbus Technology & Communications Portfolio — 1.50% series contract	1,094.396	34.308	1,128.704	0.000
Columbus Technology & Communications Portfolio — 1.40% series contract	1,902,781.476	169,826.159	2,072,607.635	0.000
Columbus Technology & Communications Portfolio — 1.10% series contract	11,684.104	541.945	12,226.049	0.000
Columbus Technology & Communications Portfolio — 0.95% series contract	535.371	76.352	611.723	0.000
Columbus Technology & Communications Portfolio — 0.75% series contract	3,600.751	657.800	4,258.551	0.000
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund — 1.50% series contract	5,886.900	414.072	1,191.855	5,109.117
Balanced Fund — 1.40% series contract	293,699.326	150,567.551	159,613.312	284,653.565
Balanced Fund — 1.25% series contract	6,792.953	1,801.883	5,043.924	3,550.912
Balanced Fund — 1.10% series contract	1,006.485	1,205.365	38.515	2,173.335
Balanced Fund — 0.95% series contract	21.039	0.000	0.000	21.039
Balanced Fund — 0.75% series contract	2,458.961	391.458	0.000	2,850.419
Capital Appreciation Fund — 1.50% series contract	0.000	712.676	0.000	712.676
Capital Appreciation Fund — 1.40% series contract	85,720.169	136,720.213	16,435.035	206,005.347
Capital Appreciation Fund — 1.10% series contract	453.514	697.077	64.980	1,085.611
Capital Appreciation Fund — 0.75% series contract	1,989.469	303.140	0.000	2,292.609
Main Street Fund — 1.50% series contract	723.894	0.000	18.437	705.457
Main Street Fund — 1.40% series contract	161,384.797	77,030.849	50,311.049	188,104.597
Main Street Fund — 1.25% series contract	929.864	3,323.201	2,731.117	1,521.948
Main Street Fund — 1.10% series contract	1,136.259	1,243.815	139.496	2,240.578
Main Street Fund — 0.75% series contract	24.847	33.550	4.450	53.947
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio — 1.50% series contract	1,087.656	0.000	311.022	776.634
Real Return Portfolio — 1.40% series contract	240,401.144	77,861.890	106,256.132	212,006.902
Real Return Portfolio — 1.10% series contract	2,314.795	2,913.087	875.466	4,352.416
Real Return Portfolio — 0.75% series contract	0.000	7.016	0.000	7.016
Total Return Portfolio — 1.50% series contract	1,094.555	0.000	315.960	778.595
Total Return Portfolio — 1.40% series contract	199,476.486	100,658.593	92,981.721	207,153.358
Total Return Portfolio — 1.25% series contract	879.659	92.531	0.000	972.190
Total Return Portfolio — 1.10% series contract	453.274	1,426.828	0.000	1,880.102
Total Return Portfolio — 0.75% series contract	3.738	31.602	0.000	35.340
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund — 1.50% series contract	4,407.021	4,750.688	3.811	9,153.898
Conservative Growth Fund — 1.40% series contract	572,609.363	44,754.570	104,601.542	512,762.391
Conservative Growth Fund — 1.25% series contract	856.937	113.600	970.537	0.000
Conservative Growth Fund — 1.10% series contract	13.418	0.000	0.000	13.418
Conservative Growth Fund — 0.75% series contract	2,663.055	1,713.264	210.299	4,166.020
Small-Cap Fund — 1.50% series contract	781.843	255.150	60.234	976.759
Small-Cap Fund — 1.40% series contract	277,780.814	14,042.772	73,196.822	218,626.764
Small-Cap Fund — 1.10% series contract	2,457.919	119.819	921.905	1,655.833
Small-Cap Fund — 0.75% series contract	739.509	154.686	136.094	758.101
Strategic Growth Fund — 1.50% series contract	140.480	36.523	1.250	175.753
Strategic Growth Fund — 1.40% series contract	673,218.784	54,536.353	98,240.068	629,515.069
Strategic Growth Fund — 0.75% series contract	132.752	49.830	0.000	182.582

23

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006

Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Emerging Markets Equity Portfolio — 1.40% series contract	103,746.999	2,505.802	106,252.801	0.000
Emerging Markets Equity Portfolio — 1.10% series contract	1,950.114	68.732	2,018.846	0.000
Core Plus Fixed Income Portfolio — 1.50% series contract	4,465.442	245.980	257.957	4,453.465
Core Plus Fixed Income Portfolio — 1.40% series contract	1,031,163.550	199,339.935	295,649.697	934,853.788
Core Plus Fixed Income Portfolio — 1.25% series contract	18,130.319	2,087.446	2,889.061	17,328.704
Core Plus Fixed Income Portfolio — 1.10% series contract	4,510.157	214.697	208.526	4,516.328
Core Plus Fixed Income Portfolio — 0.75% series contract	5,142.497	2,388.018	856.071	6,674.444
U.S. Mid Cap Value Portfolio — 1.65% series contract	420.270	0.000	0.794	419.476
U.S. Mid Cap Value Portfolio — 1.50% series contract	1,880.959	1,057.664	95.111	2,843.512
U.S. Mid Cap Value Portfolio — 1.40% series contract	530,733.841	165,292.345	114,552.116	581,474.070
U.S. Mid Cap Value Portfolio — 1.25% series contract	2,448.518	1,085.804	963.892	2,570.430
U.S. Mid Cap Value Portfolio — 1.10% series contract	5,226.294	1,860.484	868.859	6,217.919
U.S. Mid Cap Value Portfolio — 0.75% series contract	2,736.473	955.697	89.536	3,602.634
U.S. Real Estate Portfolio — 1.50% series contract	587.744	116.469	25.888	678.325
U.S. Real Estate Portfolio — 1.40% series contract	638,271.701	152,632.160	173,023.020	617,880.841
U.S. Real Estate Portfolio — 1.25% series contract	4,982.523	3,902.162	2,182.216	6,702.469
U.S. Real Estate Portfolio — 1.10% series contract	6,314.368	2,176.222	1,571.890	6,918.700
U.S. Real Estate Portfolio — 0.95% series contract	166.868	18.578	0.000	185.446
U.S. Real Estate Portfolio — 0.75% series contract	4,606.920	1,537.689	5.022	6,139.587
Value Portfolio — 1.50% series contract	893.362	77.972	21.894	949.440
Value Portfolio — 1.40% series contract	863,389.460	179,923.274	192,750.846	850,561.888
Value Portfolio — 1.25% series contract	482.003	2,583.789	0.000	3,065.792
Value Portfolio — 1.10% series contract	6,598.174	1,212.058	1,517.921	6,292.311
Value Portfolio — 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio — 0.75% series contract	2,094.705	445.050	114.216	2,425.539
Wells Fargo Advantage Variable Trust:
Discovery Fund II — 1.50% series contract	42.842	20.146	62.988	0.000
Discovery Fund II — 1.40% series contract	717,628.464	58,664.964	776,293.428	0.000
Discovery Fund II — 1.25% series contract	84.957	26.259	111.216	0.000
Discovery Fund II — 1.10% series contract	7,504.286	210.811	7,715.097	0.000
Discovery Fund II — 0.95% series contract	34.450	0.000	34.450	0.000
Discovery Fund II — 0.75% series contract	6,047.486	1,481.852	7,529.338	0.000
Opportunity Fund II — 1.50% series contract	4,891.364	250.246	5,141.610	0.000
Opportunity Fund II — 1.40% series contract	789,509.894	53,846.144	843,356.038	0.000
Opportunity Fund II — 1.25% series contract	3,070.518	251.948	3,322.466	0.000
Opportunity Fund II — 1.10% series contract	3,124.811	103.605	3,228.416	0.000
Opportunity Fund II — 0.95% series contract	18.010	0.000	18.010	0.000
Opportunity Fund II — 0.75% series contract	9,975.860	1,668.502	11,644.362	0.000

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2007				Periods Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)

AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	1,116	$14.087014	$14.420491	$15,772	0.00%	0.75%	1.50%	9.17%	10.01%
Core Equity Fund	814	11.525903	11.653774	9,380	1.08%	0.75%	1.40%	6.60%	7.30%
Dynamics Fund	92	11.302455	11.883356	1,045	0.00%	0.75%	1.50%	10.49%	11.34%
Financial Services Fund	167	10.094080	10.612748	1,699	1.72%	0.75%	1.50%	-23.39%	-22.80%
Global Health Care Fund	352	12.282810	12.913941	4,363	0.00%	0.75%	1.50%	10.17%	11.01%
High Yield Fund	258	11.821822	12.156051	3,063	6.48%	0.75%	1.50%	-0.28%	0.48%
Small Cap Equity Fund	213	12.997954	13.305633	2,783	0.06%	0.75%	1.50%	3.60%	4.39%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	407	12.123966	12.410921	4,950	0.70%	0.75%	1.50%	-2.76%	-2.02%
Mid Cap Value Fund	855	12.790428	13.093148	10,974	0.68%	0.75%	1.50%	-3.78%	-3.04%
Ultra Fund	587	11.814013	12.150573	6,988	0.00%	0.75%	1.65%	19.01%	20.10%
Vista Fund	940	16.372858	16.760292	15,451	0.00%	0.75%	1.50%	37.67%	38.72%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	53	10.412111	10.433387	554	1.71%	1.10%	1.40%	4.12%	4.33%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	37	9.935864	9.956171	363	2.36%	1.10%	1.40%	-0.64%	-0.44%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	641	11.939452	10.383292	7,729	0.54%	0.75%	1.50%	6.16%	6.97%
Stock Index Fund, Inc.	3,843	15.347002	13.341516	60,446	1.73%	0.75%	1.65%	3.51%	4.46%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,164	12.047391	12.332559	14,074	0.00%	0.75%	1.50%	13.00%	13.86%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	2	9.297957	9.297957	18	0.00%	1.40%	1.40%	-7.02%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	893	15.697602	13.569868	14,102	1.58%	0.75%	1.50%	5.52%	6.32%
Developing Leaders Portfolio	702	13.060302	13.166567	9,266	0.80%	0.75%	1.50%	-12.40%	-11.73%
Growth and Income Portfolio	507	13.542216	13.228581	6,922	0.76%	0.75%	1.50%	6.81%	7.63%
Money Market Portfolio	8,130	1.208421	1.242900	9,894	4.27%	0.75%	1.50%	2.76%	3.32%
DWS Investments VIT Funds — Class A:
Small Cap Index	423	16.607574	17.722014	7,083	0.94%	0.75%	1.50%	-3.38%	-2.64%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	49	10.093988	10.114606	493	0.00%	1.10%	1.40%	0.94%	1.15%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	13	10.331779	10.352868	137	0.00%	1.10%	1.40%	3.32%	3.53%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	57	9.994910	10.015324	567	0.00%	1.10%	1.40%	-0.05%	0.15%
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	11	10.193054	10.213871	111	0.00%	1.10%	1.40%	1.93%	2.14%
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund (*)	44	10.683643	10.730846	466	0.19%	0.75%	1.40%	6.84%	7.31%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,465	21.795367	18.590184	54,974	2.51%	0.75%	1.65%	8.70%	9.70%
Forty Portfolio	1,211	15.268688	16.293206	18,666	0.34%	0.75%	1.50%	34.93%	35.96%
International Growth Portfolio	1,234	34.429892	29.719504	42,747	0.64%	0.75%	1.50%	26.38%	27.35%
Large Cap Growth Portfolio	1,470	14.971877	12.835365	22,216	0.72%	0.75%	1.50%	13.36%	14.22%
Mid Cap Growth Portfolio	976	21.104067	17.740916	20,799	0.21%	0.75%	1.50%	20.20%	21.12%
Worldwide Growth Portfolio	1,183	15.741778	12.966900	18,775	0.76%	0.75%	1.50%	7.97%	8.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	282	11.777481	12.056266	3,332	2.60%	0.75%	1.50%	2.22%	3.00%
Capital Appreciation Fund	219	12.767909	13.070156	2,803	0.23%	0.75%	1.50%	12.43%	13.29%
Main Street Fund	224	12.590252	12.888223	2,835	1.01%	0.75%	1.50%	2.85%	3.64%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	211	11.044464	11.305940	2,339	4.54%	0.75%	1.50%	9.00%	9.83%
Total Return Portfolio	243	11.135916	11.406504	2,717	4.63%	0.75%	1.50%	7.12%	7.94%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	470	12.879212	13.440722	6,091	0.00%	0.75%	1.50%	7.10%	7.92%
Strategic Growth Fund	519	13.152081	13.724129	6,868	0.00%	0.75%	1.50%	8.47%	9.30%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	826	15.431382	15.439456	12,868	3.61%	0.75%	1.50%	3.86%	4.66%
Mid-Cap Growth Portfolio (*)	24	11.249638	11.284097	274	0.00%	0.95%	1.40%	12.50%	12.84%
U.S. Mid Cap Value Portfolio	563	23.991349	21.398137	13,829	0.70%	0.75%	1.65%	6.06%	7.03%
U.S. Real Estate Portfolio	455	29.704466	30.194587	13,662	1.21%	0.75%	1.50%	-18.32%	-17.70%
Value Portfolio	803	15.710228	15.951436	12,748	1.97%	0.75%	1.50%	-4.53%	-3.80%
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	0	10.031655	10.052162	3	0.38%	1.10%	1.40%	0.32%	0.52%
2015 Moderate Fund (*)	20	10.007599	10.038253	202	0.87%	0.95%	1.40%	0.08%	0.38%
2025 Moderate Fund (*)	15	9.970642	9.991008	152	0.60%	1.10%	1.40%	-0.29%	-0.09%
2035 Moderate Fund (*)	8	9.921001	9.941273	84	0.07%	1.10%	1.40%	-0.79%	-0.59%
2045 Moderate Fund (*)	9	9.806456	9.826491	90	0.00%	1.10%	1.40%	-1.94%	-1.74%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Periods Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)

AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	1,199	$12.903468	$13.108573	$15,505	0.00%	0.75%	1.50%	14.78%	15.65%
Core Equity Fund (*)	952	10.812798	10.860776	10,292	1.07%	0.75%	1.40%	8.13%	8.61%
Dynamics Fund	105	10.228974	10.672996	1,085	0.00%	0.75%	1.50%	14.38%	15.25%
Global Health Care Fund	384	11.149126	11.632963	4,313	0.00%	0.75%	1.50%	3.66%	4.45%
High Yield Fund	345	11.855400	12.097966	4,102	8.35%	0.75%	1.50%	9.08%	9.91%
Financial Services Fund	187	13.175998	13.747660	2,480	1.49%	0.75%	1.50%	14.70%	15.57%
Small Cap Equity Fund I	63	12.546245	12.745634	797	0.00%	0.75%	1.50%	15.68%	16.56%
Small Company Growth Fund	156	10.298362	10.745391	1,614	0.00%	0.75%	1.50%	12.42%	13.27%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	442	12.468255	12.666366	5,527	0.01%	0.75%	1.50%	18.19%	19.09%
Mid Cap Value Fund	939	13.292897	13.504095	12,508	0.15%	0.75%	1.50%	18.50%	19.40%
Ultra Fund	720	9.926893	10.116676	7,189	0.00%	0.75%	1.65%	-4.87%	-4.00%
Vista Fund	997	11.893183	12.082229	11,890	0.00%	0.75%	1.50%	7.38%	8.19%
DWS Investments VIT Funds — Class A:
Small Cap Index	455	17.188175	18.202156	7,885	0.64%	0.75%	1.50%	15.73%	16.61%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	973	14.876931	12.762733	14,562	1.53%	0.75%	1.50%	14.74%	15.61%
Growth and Income Portfolio	557	12.678713	12.290990	7,113	0.77%	0.75%	1.50%	12.80%	13.66%
Money Market Portfolio	6,546	1.175965	1.202985	7,748	4.71%	0.75%	1.50%	2.60%	3.19%
Developing Leaders Portfolio	828	14.909246	14.916250	12,457	0.41%	0.75%	1.50%	2.22%	2.99%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,322	10.661865	10.831351	14,127	0.00%	0.75%	1.50%	2.75%	3.53%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	710	11.246730	9.706556	8,061	0.11%	0.75%	1.50%	7.57%	8.38%
Stock Index Fund, Inc.	4,233	14.826623	12.771644	64,192	1.62%	0.75%	1.65%	13.60%	14.63%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,132	17.557561	14.647491	20,065	0.00%	0.75%	1.50%	11.91%	12.76%
Balanced Portfolio	2,905	20.050525	16.946087	59,473	2.11%	0.75%	1.65%	8.90%	9.89%
Forty Portfolio	1,303	11.316239	11.983880	14,864	0.34%	0.75%	1.50%	7.71%	8.53%
Large Cap Growth Portfolio	1,681	13.207761	11.236984	22,390	0.48%	0.75%	1.50%	9.71%	10.54%
International Growth Portfolio	1,221	27.242589	23.336974	33,479	1.97%	0.75%	1.50%	44.82%	45.92%
Worldwide Growth Portfolio	1,434	14.579256	11.918070	21,065	1.69%	0.75%	1.50%	16.44%	17.32%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	968	14.857509	14.752371	14,500	4.09%	0.75%	1.50%	2.18%	2.95%
U.S. Mid Cap Value Portfolio	597	22.621528	19.992502	13,811	0.28%	0.75%	1.65%	18.71%	19.80%
U.S. Real Estate Portfolio	639	36.367906	36.686891	23,437	1.08%	0.75%	1.50%	35.98%	37.01%
Value Portfolio	863	16.455411	16.581099	14,342	1.70%	0.75%	1.50%	15.14%	16.02%
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund	222	20.143256	21.380470	4,512	0.00%	0.75%	1.50%	17.08%	17.97%
Conservative Growth Fund	526	12.025018	12.453961	6,357	2.79%	0.75%	1.50%	7.53%	8.34%
Strategic Growth Fund	630	12.124648	12.555889	7,673	1.85%	0.75%	1.50%	8.19%	9.01%
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	298	11.521604	11.704735	3,445	2.01%	0.75%	1.50%	9.48%	10.31%
Capital Appreciation Fund	210	11.356572	11.537101	2,391	0.26%	0.75%	1.50%	6.33%	7.14%
Main Street Fund	193	12.241524	12.436042	2,363	1.09%	0.75%	1.50%	13.30%	14.16%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	217	10.132796	10.293911	2,205	4.23%	0.75%	1.50%	-0.79%	-0.04%
Total Return Portfolio	211	10.395533	10.567262	2,196	4.52%	0.75%	1.50%	2.30%	3.07%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Periods Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)

AIM Variable Investment Funds, Inc.:
Capital Development Fund	19	$11.254617	$11.291687	$212	0.00%	1.10%	1.40%	8.08%	8.40%
Dynamics Fund	76	8.943219	9.261113	685	0.00%	0.75%	1.50%	9.06%	9.89%
Core Stock Fund	808	12.874443	11.400606	10,395	0.38%	0.75%	1.40%	1.91%	2.58%
Global Health Care Fund	422	10.755506	11.137654	4,559	0.00%	0.75%	1.50%	6.53%	7.34%
High Yield Fund	359	10.868424	11.007248	3,909	7.96%	0.75%	1.50%	1.18%	1.95%
Financial Services Fund	209	11.487311	11.895426	2,410	1.34%	0.75%	1.50%	4.32%	5.11%
Small Cap Equity Fund	19	10.857407	10.893167	204	0.00%	1.10%	1.40%	6.60%	6.93%
Small Company Growth Fund	149	9.160636	9.486239	1,369	0.00%	0.75%	1.50%	3.62%	4.40%
American Century Investments:
Large Company Value — Class I	105	10.560864	10.595660	1,113	3.41%	1.10%	1.40%	3.37%	3.68%
Mid Cap Value — Class I	122	11.217536	11.309936	1,374	1.37%	0.75%	1.50%	7.92%	8.74%
Ultra — Class I	34	10.452014	10.538120	357	0.00%	0.75%	1.50%	0.64%	1.40%
Vista — Class I	81	11.088360	11.167429	898	0.00%	0.75%	1.40%	6.63%	7.33%
Scudder VIT Funds:
Equity 500 Index	154	9.136666	9.320196	1,405	1.54%	1.10%	1.40%	3.21%	3.53%
Small Cap Index	420	14.851525	15.609142	6,282	0.63%	0.75%	1.50%	2.70%	3.48%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,032	12.966250	11.039795	13,443	0.02%	0.75%	1.50%	2.82%	3.60%
Growth and Income Portfolio	595	11.239975	10.814168	6,730	1.31%	0.75%	1.50%	1.81%	2.58%
Money Market Portfolio	6,872	1.146196	1.165821	7,922	2.58%	0.75%	1.50%	0.98%	1.62%
Developing Leaders Portfolio	932	14.585834	14.482701	13,699	0.00%	0.75%	1.50%	4.22%	5.01%
Technology Growth Portfolio	37	10.388053	10.462156	380	0.00%	0.75%	1.40%	2.34%	3.01%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	804	10.455586	8.955771	8,479	0.00%	0.75%	1.50%	2.07%	2.84%
Stock Index Fund	4,537	13.051861	11.141253	60,411	1.58%	0.75%	1.65%	2.97%	3.91%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,219	15.688702	12.989749	19,269	0.00%	0.75%	1.50%	10.63%	11.47%
Balanced Portfolio	3,279	18.412437	15.420964	61,531	2.20%	0.75%	1.65%	6.17%	7.14%
Forty Portfolio	1,454	10.506419	11.042426	15,387	0.21%	0.75%	1.50%	11.16%	12.00%
Growth Portfolio	1,843	12.038658	10.165143	22,350	0.32%	0.75%	1.50%	2.73%	3.51%
Worldwide Growth Portfolio	1,655	12.521328	10.158682	20,847	1.31%	0.75%	1.50%	4.28%	5.07%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	994	18.810903	15.992759	18,806	1.12%	0.75%	1.50%	30.32%	31.30%
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	264	9.315791	9.523166	2,479	0.00%	0.75%	1.50%	9.69%	10.52%
Large Cap Growth Portfolio	516	14.320384	12.126097	7,547	0.00%	0.75%	1.65%	2.84%	3.77%
Mid Cap Portfolio	871	13.016051	13.478512	11,393	0.00%	0.75%	1.50%	4.13%	4.92%
Select Value Portfolio	368	8.198639	8.489987	3,030	1.91%	0.75%	1.50%	2.94%	3.73%
Technology & Communications Portfolio	1,920	7.665243	7.980838	14,842	0.00%	0.75%	1.50%	8.27%	9.09%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	106	13.409924	13.752477	1,418	0.38%	1.10%	1.40%	31.99%	32.39%
Core Plus Fixed Income Portfolio	1,063	14.540695	14.329012	15,577	3.50%	0.75%	1.50%	2.65%	3.43%
Mid Cap Value Portfolio	543	19.055685	16.688897	10,561	0.31%	0.75%	1.65%	10.46%	11.47%
U.S. Real Estate Portfolio	655	26.744644	26.776196	17,661	1.19%	0.75%	1.50%	15.30%	16.18%
Value Portfolio	873	14.291407	14.292090	12,591	1.37%	0.75%	1.50%	3.00%	3.78%
Timothy Partners, Ltd.:
Small-Cap VS	282	17.204132	18.123238	4,886	0.00%	0.75%	1.50%	-2.15%	-1.40%
Conservative Growth VS	581	11.183411	11.495051	6,517	0.25%	0.75%	1.50%	3.76%	4.55%
Strategic Growth VS	673	11.206981	11.518110	7,575	0.00%	0.75%	1.50%	4.30%	5.10%
Oppenheimer Variable Account Funds:
Balanced Fund	310	10.523629	10.610348	3,265	0.57%	0.75%	1.50%	2.33%	3.11%
Capital Appreciation Fund	88	10.691883	10.768137	943	0.24%	0.75%	1.40%	3.63%	4.31%
Main Street Fund	164	10.804162	10.893157	1,776	0.51%	0.75%	1.50%	4.39%	5.18%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	244	10.213640	10.258560	2,493	3.87%	1.10%	1.50%	0.57%	0.98%
Total Return Portfolio — Administrative Class	202	10.162115	10.252148	2,054	4.09%	0.75%	1.50%	0.92%	1.69%
Wells Fargo Advantage Variable Trust:
Discovery Fund II (*)	731	11.345996	11.409057	8,304	0.00%	0.75%	1.50%	13.46%	14.09%
Opportunity Fund II	811	19.130526	16.674972	15,602	0.00%	0.75%	1.50%	6.27%	7.08%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Periods Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)

AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	3	$10.413665	$10.413665	$28	0.00%	1.40%	1.40%	4.14%	4.14%
Dynamics Fund	78	8.199982	8.427490	640	0.00%	0.75%	1.50%	11.64%	12.49%
Core Equity Fund	1,051	12.540145	11.113823	13,277	0.85%	0.75%	1.50%	2.68%	3.46%
Health Sciences Fund	389	10.096155	10.376110	3,942	0.00%	0.75%	1.50%	5.96%	6.76%
High Yield Fund (**)	457	10.741765	10.797012	4,915	5.79%	0.75%	1.50%	7.42%	7.97%
Financial Services Fund	211	11.011283	11.316604	2,330	0.82%	0.75%	1.50%	7.05%	7.86%
Small Cap Equity Fund (*)	0	10.184771	10.184771	0	0.00%	1.40%	1.40%	1.85%	1.85%
Small Company Growth Fund	132	8.840784	9.086065	1,168	0.00%	0.75%	1.50%	12.19%	13.04%
American Century Investments:
Large Company Value — Class I (*)	37	10.216542	10.216542	375	0.01%	1.40%	1.40%	2.17%	2.17%
Mid Cap Value — Class I (*)	25	10.395465	10.395465	260	0.01%	1.40%	1.40%	3.95%	3.95%
Ultra — Class I (*)	1	10.386756	10.386756	6	0.00%	1.40%	1.40%	3.87%	3.87%
Vista — Class I (*)	5	10.399373	10.403392	52	0.00%	0.95%	1.40%	3.99%	4.03%
Scudder VIT Funds:
Equity 500 Index	177	8.852168	9.078997	1,567	1.12%	0.95%	1.40%	9.05%	9.54%
Small Cap Index	349	14.461037	15.084265	5,070	0.42%	0.75%	1.50%	16.00%	16.87%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,060	12.611044	10.656479	13,434	1.76%	0.75%	1.50%	3.47%	4.26%
Growth and Income Portfolio	680	11.040630	10.542352	7,547	1.26%	0.75%	1.50%	5.86%	6.66%
Money Market Portfolio	5,507	1.135018	1.147250	6,281	0.72%	0.75%	1.50%	-0.62%	0.04%
Developing Leaders Portfolio	939	13.995525	13.791916	13,228	0.20%	0.75%	1.50%	9.67%	10.51%
Technology Growth Portfolio(*)	0	10.151024	10.154947	2	0.00%	0.95%	1.40%	1.51%	1.55%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	920	10.243995	8.708439	9,495	0.39%	0.75%	1.50%	4.62%	5.41%
Stock Index Fund	4,825	12.675499	10.722192	62,267	1.80%	0.75%	1.65%	8.82%	9.81%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,268	14.181621	11.653511	18,121	0.00%	0.75%	1.50%	18.94%	19.84%
Balanced Portfolio	3,651	17.341815	14.393020	64,383	2.23%	0.75%	1.65%	6.74%	7.71%
Capital Appreciation Portfolio	1,396	9.451611	9.858999	13,275	0.24%	0.75%	1.50%	16.46%	17.34%
Growth Portfolio	1,987	11.719098	9.820772	23,443	0.14%	0.75%	1.50%	2.95%	3.73%
Worldwide Growth Portfolio	1,926	12.007224	9.668184	23,251	0.98%	0.75%	1.50%	3.21%	3.99%
Janus Aspen Select Series:
International Growth Portfolio	705	14.434891	12.179969	10,220	0.89%	0.75%	1.50%	17.17%	18.06%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	308	8.492828	8.616491	2,639	0.00%	0.75%	1.50%	5.02%	5.81%
Large Cap Growth Portfolio	693	13.925454	11.685108	9,812	0.00%	0.75%	1.65%	7.15%	8.13%
Mid Cap Portfolio	950	12.499711	12.846324	11,921	0.00%	0.75%	1.50%	17.08%	17.96%
Select Value Portfolio	434	7.964104	8.184990	3,472	2.34%	0.75%	1.50%	1.31%	2.08%
Technology & Communications Portfolio	2,161	7.079714	7.315679	15,415	0.00%	0.75%	1.50%	4.83%	5.62%
Strong Funds:
Mid Cap Growth Fund II	641	13.869868	11.303306	8,947	0.00%	0.75%	1.50%	17.37%	18.26%
Opportunity Fund II	927	18.001632	15.572815	16,765	0.00%	0.75%	1.50%	16.45%	17.33%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	132	10.160076	10.388107	1,346	0.64%	1.10%	1.40%	21.39%	21.76%
Core Plus Fixed Income Portfolio	1,065	14.164679	13.853286	15,182	3.99%	0.75%	1.50%	2.81%	3.58%
Mid Cap Value Portfolio	477	17.251006	14.971848	8,370	0.02%	0.75%	1.65%	12.71%	13.73%
U.S. Real Estate Portfolio	628	23.195474	23.047942	14,674	1.87%	0.75%	1.50%	34.35%	35.37%
Value Portfolio	816	13.875252	13.771392	11,405	1.74%	0.75%	1.50%	16.07%	16.95%
Timothy Partners, Ltd.:
Small-Cap VS	314	17.581568	18.381300	5,565	0.00%	0.75%	1.50%	9.79%	10.62%
Conservative Growth VS	592	10.778271	10.995154	6,399	0.00%	0.75%	1.50%	4.39%	5.18%
Strategic Growth VS	688	10.744596	10.959701	7,410	0.00%	0.75%	1.50%	6.50%	7.31%
Oppenheimer Variable Account Funds:
Balanced Fund (*)	6	10.283548	10.288407	62	0.00%	0.95%	1.50%	2.84%	2.88%
Capital Appreciation Fund (*)	1	10.317159	10.317159	6	0.00%	1.40%	1.40%	3.17%	3.17%
Main Street Fund (*)	13	10.350617	10.350617	135	0.00%	1.40%	1.40%	3.51%	3.51%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	10	10.156423	10.156423	102	5.92%	1.40%	1.40%	1.56%	1.56%
Total Return Portfolio — Administrative Class (*)	1	10.070332	10.070332	6	0.03%	1.40%	1.40%	0.70%	0.70%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*)	Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**)	Period from April 29, 2004 (commencement of operations) to December 31, 2004.

28

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Periods Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)

Scudder VIT Funds:
Equity 500 Index	194	8.117797	8.306805	1,579	1.13%	0.90%	1.40%	26.39%	27.01%
Small Cap Index	437	12.466875	12.906395	5,476	0.37%	0.75%	1.50%	44.26%	45.34%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	961	12.187676	10.221281	11,760	1.47%	0.75%	1.50%	19.38%	20.27%
Growth and Income Portfolio	612	10.429505	9.883935	6,415	0.81%	0.75%	1.50%	24.70%	25.63%
Money Market Portfolio	11,575	1.142058	1.146810	13,272	0.61%	0.75%	1.50%	-0.70%	-0.04%
Developing Leaders Portfolio	924	12.760941	12.480727	11,857	0.03%	0.75%	1.50%	29.75%	30.71%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	936	9.791601	8.261258	9,215	0.11%	0.75%	1.50%	24.14%	25.07%
Stock Index Fund	4,775	11.648244	9.764386	56,332	1.45%	0.75%	1.65%	26.28%	27.41%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	63	7.344844	7.491858	466	0.00%	0.75%	1.50%	35.79%	36.80%
Core Equity Fund	1,093	12.212738	10.742258	13,427	1.16%	0.75%	1.50%	20.79%	21.68%
Health Sciences Fund	319	9.528348	9.718905	3,045	0.00%	0.75%	1.50%	25.89%	26.83%
High Yield Fund	867	10.031841	9.202367	8,745	7.87%	0.75%	1.50%	23.19%	24.11%
Financial Services Fund	159	10.286102	10.491819	1,641	0.58%	0.75%	1.50%	27.67%	28.62%
Small Company Growth Fund	137	7.880151	8.037880	1,086	0.00%	0.75%	1.50%	31.46%	32.44%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,326	11.923077	9.723925	15,889	0.00%	0.75%	1.50%	33.11%	34.10%
Balanced Portfolio	3,799	16.246497	13.362331	62,434	2.21%	0.75%	1.65%	12.20%	13.20%
Capital Appreciation Portfolio	1,528	8.115731	8.401910	12,461	0.46%	0.75%	1.50%	18.75%	19.64%
Growth Portfolio	2,154	11.382949	9.467320	24,643	0.09%	0.75%	1.50%	29.79%	30.75%
Worldwide Growth Portfolio	2,183	11.633594	9.296883	25,392	1.01%	0.75%	1.50%	22.16%	23.07%
International Growth Portfolio	698	12.319658	10.233679	8,627	1.17%	0.90%	1.50%	32.92%	33.71%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	323	8.087106	8.143144	2,626	0.00%	0.75%	1.50%	23.85%	24.77%
Large Cap Growth Portfolio	630	12.995728	10.806602	8,303	0.00%	0.75%	1.65%	29.06%	30.21%
Mid Cap Portfolio	770	10.676536	10.890084	8,245	0.00%	0.75%	1.50%	32.33%	33.31%
Select Value Portfolio	425	7.860838	8.018085	3,353	2.48%	0.75%	1.50%	16.55%	17.41%
Technology & Communications Portfolio	2,210	6.753583	6.926193	15,022	0.00%	0.75%	1.50%	43.19%	44.25%
Strong Funds:
Mid Cap Growth Fund II	654	11.816959	9.557876	7,721	0.00%	0.75%	1.50%	32.23%	33.22%
Opportunity Fund II	822	15.458386	13.272178	12,732	0.08%	0.75%	1.50%	34.98%	35.99%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	8.369484	12.045125	1,227	0.00%	0.90%	1.40%	47.61%	48.34%
Core Plus Fixed Income Portfolio	1,136	13.778094	13.373842	15,737	0.91%	0.75%	1.50%	3.09%	3.86%
Mid Cap Value Portfolio	429	15.453181	13.164187	6,655	0.00%	0.75%	1.50%	39.42%	40.46%
U.S. Real Estate Portfolio	560	17.264400	17.025662	9,727	0.00%	0.75%	1.50%	35.48%	36.49%
Value Portfolio	633	11.953963	11.775296	7,616	0.00%	0.75%	1.50%	32.10%	33.08%
Timothy Partners, Ltd.:
Small-Cap VS	329	16.013800	16.616330	5,301	0.00%	0.75%	1.50%	39.04%	40.07%
Conservative Growth VS	356	10.325409	10.453956	3,684	0.00%	0.75%	1.50%	15.88%	16.74%
Strategic Growth VS	412	10.088364	10.212939	4,162	0.00%	0.75%	1.50%	23.18%	24.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

29

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2007, 2006 and 2005
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect, wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2007 and 2006, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 9, 2008

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands)

	December 31
	2007	2006
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost - $927,157 and $769,506)	$921,706	$766,459
Equity securities — at fair value (cost — $18,697 and $9,496)	14,563	9,627
Policy loans	38,688	28,785
Cash and cash equivalents	49,794	80,316

Total investments	1,024,751	885,187

Accrued investment income	11,855	10,538
Unamortized insurance acquisition costs, net	158,224	132,873
Receivables from affiliates	283	—
Other assets	6,269	6,366
Variable annuity assets (separate accounts)	692,493	700,496

Total assets	$1,893,875	$1,735,460

LIABILITIES
Annuity benefits accumulated	$1,033,629	$873,286
Current and deferred federal income taxes	28,658	22,627
Accounts payable, accrued expenses, and other liabilities	11,768	22,454
Variable annuity liabilities (separate accounts)	692,493	700,496

Total liabilities	1,766,548	1,618,863

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	105,550	100,550
Retained earnings	23,827	14,515
Accumulated other comprehensive loss, net of tax	(4,550)	(968)

Total stockholder’s equity	127,327	116,597

Total liabilities and stockholder’s equity	$1,893,875	$1,735,460

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Net investment income	$54,239	$45,067	$38,975
Realized losses on investments	(1,373)	(1,068)	(472)
Annuity policy charges	15,254	14,175	13,612
Other income	1,435	1,376	1,252

Total revenues	69,555	59,550	53,367

Costs and expenses:
Annuity benefits	29,668	26,803	23,328
Insurance acquisition expenses, net	17,446	13,708	13,331
Other expenses	10,527	8,746	8,249

Total costs and expenses	57,641	49,257	44,908

Operating earnings before income taxes	11,914	10,293	8,459
Provision for income taxes	2,602	2,791	2,962

Net earnings	$9,312	$7,502	$5,497

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2007	2006	2005

Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$100,550	$100,550	$100,550
Capital contribution from parent	5,000	—	—

Balance at end of year	$105,550	$100,550	$100,550

Retained Earnings:
Balance at beginning of year	$14,515	$7,013	$1,516
Net earnings	9,312	7,502	5,497

Balance at end of year	$23,827	$14,515	$7,013

Accumulated other comprehensive (loss) income, net:
Balance at beginning of year	$(968)	$1,199	$3,330
Change in net unrealized losses on securities	(3,582)	(2,167)	(2,131)

Balance at end of year	$(4,550)	$(968)	$1,199

Comprehensive Income:
Net earnings	$9,312	$7,502	$5,497
Change in net unrealized losses during the year	(3,582)	(2,167)	(2,131)

Comprehensive income	$5,730	$5,335	$3,366

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2007	2006	2005
Cash flows from operating activities:
Net earnings	$9,312	$7,502	$5,497
Adjustments:
Benefits to annuity policyholders	29,668	26,803	23,328
Amortization of insurance acquisition costs	15,027	11,790	11,424
Depreciation and amortization	95	(470)	385
Realized losses on investments, net	1,373	1,068	472
Increase in insurance acquisition costs	(32,858)	(26,750)	(21,197)
Increase in accrued investment income	(1,317)	(1,599)	(756)
Increase in payable to affiliates, net	2,813	24,741	2,773
Increase (decrease) in other liabilities	2,164	5,833	(307)
Increase in other assets	(1,230)	(1,136)	(1,020)
Other, net	(132)	(106)	(119)

Net cash provided by operating activities	24,915	47,676	20,480

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(291,763)	(196,365)	(199,366)
Equity securities	(9,701)	(9,496)	—
Maturities and redemptions of fixed maturity investments	46,713	34,215	26,193
Sales of:
Fixed maturity investments	78,122	96,940	93,798
Equity securities	595	—	—
Increase in policy loans, net	(9,903)	(8,522)	(5,688)

Net cash used in investing activities	(185,937)	(83,228)	(85,063)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	319,271	277,237	208,267
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(253,400)	(199,179)	(167,635)
Net transfers from variable annuity assets	59,629	25,764	11,367
Capital contribution from parent	5,000	—	—

Net cash provided by financing activities	130,500	103,822	51,999

Net (decrease) increase in cash and cash equivalents	(30,522)	68,270	(12,584)
Beginning cash and cash equivalents	80,316	12,046	24,630

Ending cash and cash equivalents	$49,794	$80,316	$12,046

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of, (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains on marketable securities, a component of “Accumulated other comprehensive loss, net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Pursuant to Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts,” reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are now recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margins, surrender, mortality, and variable annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.
INCOME TAXES
Until December 31, 2005, tax payments and the recoupment (in the event of future losses) of taxes paid pursuant to an intercompany tax allocation agreement were computed on a separate company basis as determined in accordance with U.S. generally accepted accounting principles based upon the rules provided by the Internal Revenue Code of 1986 as amended.
A new intercompany tax allocation agreement was entered into effective December 31, 2005. Pursuant to the new agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the new agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. The Company recognizes deferred tax assets if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, Company employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from contract owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
FAIR VALUES OF FINANCIAL INSTRUMENTS
The following table shows the carrying values and estimated fair value of the Company’s financial instruments at December 31 (in thousands):

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value

Assets
Fixed maturity investments	$921,706	$921,706	$766,459	$766,459
Equity securities	14,563	14,563	9,627	9,627
Variable annuity assets (separate accounts)	692,493	692,493	700,496	700,496

Liabilities
Annuity benefits accumulated	$1,033,629	$971,072	$873,286	$820,474
Variable annuity liabilities (separate accounts)	692,493	692,493	700,496	700,496
Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.
Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.
Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount.
The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS
Fixed maturity investments at December 31 consisted of the following (in thousands):

	2007
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$30,408	$31,068	$940	$(280)
Public utilities	67,695	68,519	1,317	(493)
Mortgage-backed securities	360,729	356,719	2,110	(6,120)
All other corporate	468,325	465,400	6,160	(9,085)

	$927,157	$921,706	$10,527	$(15,978)

	2006
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$36,654	$36,964	$675	$(365)
Public utilities	69,697	70,170	1,042	(569)
Mortgage-backed securities	256,060	251,926	583	(4,717)
All other corporate	407,095	407,399	4,411	(4,107)

	$769,506	$766,459	$6,711	$(9,758)

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2007
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$2,853	$2	$2,999
Public utilities	210	7,974	283	12,054
Mortgage-backed securities	1,567	65,812	4,553	172,871
All other corporate	4,549	85,226	4,536	142,746

Total fixed maturity investments	$6,604	$161,865	$9,374	$330,670

	2006
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$63	$7,883	$302	$9,893
Public utilities	323	17,920	246	10,314
Mortgage-backed securities	476	55,708	4,241	156,282
All other corporate	1,219	108,661	2,888	98,049

Total fixed maturity investments	$2,081	$190,172	$7,677	$274,538

At December 31, 2007, the gross unrealized losses on fixed maturities relate to approximately 220 securities. At that date, investment grade securities (as determined by nationally recognized rating agencies) represented approximately 97% of the total gross unrealized losses and fair value. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2007. AILIC has the ability and intent to hold such securities until they mature or recover in value.
AILIC’s $356.7 million investment in mortgage-backed securities (“MBSs”) represents approximately 40% of its fixed maturities at December 31, 2007. MBSs are subject to significant prepayment risk due to the fact that, in periods of declining interest rates, mortgages are repaid more rapidly than scheduled as borrowers refinance higher rate mortgages to take advantage of lower rates. Approximately 99% of AILIC’s MBSs are rated “AAA.” At December 31, 2007, AILIC owned $28.9 million (representing 3% of AILIC’s total fixed maturity portfolio) of MBSs in which the underlying collateral is subprime mortgages. At that date, the net unrealized loss on these securities was approximately $1.0 million.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS (CONTINUED)
The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on fair value as of December 31, 2007 (in thousands). Maturity data based on amortized cost is generally the same.

	Amortized	Fair	Fair
Maturity	Cost	Value	Value %

One year or less	$21,299	$21,445	2%
After one year through five years	145,066	147,395	16
After five years through ten years	348,770	344,521	37
After ten years	51,293	51,626	6

Subtotal	566,428	564,987	61

Mortgage-backed securities	360,729	356,719	39

Total bonds by maturity	$927,157	$921,706	100%

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of fixed maturity investments were $78.1 million in 2007, $96.9 million in 2006, and $93.8 million in 2005. Gross realized gains of $1.1 million, $0.4 million and $1.1 million, and gross realized losses of 1.8 million, $1.8 million and $1.8 million were realized on those sales during 2007, 2006 and 2005, respectively.
The Company reported realized losses of approximately $1.8 million, $0.3 million and $0.1 million in 2007, 2006 and 2005, respectively, as a result of the other than temporary impairments of bonds.
At December 31, 2007, U.S. Treasury Notes with a carrying value of $7.3 million were on deposit as required by the insurance departments of various states.
Net investment income consisted of the following (in thousands):

	2007	2006	2005
Fixed maturities	$50,395	$42,031	$37,993
Equity securities	73	—	—
Short-term investments	1,405	1,991	571
Cash on hand and on deposit	209	110	332
Policy loans	2,309	1,630	1,124
Other	366	411	—

Gross investment income	54,757	46,173	40,020
Investment expenses	(518)	(1,106)	(1,045)

Net investment income	$54,239	$45,067	$38,975

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.5 million in 2007, $1.1 million in 2006, and $1.0 million in 2005.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS (CONTINUED)
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, Statement of Financial Accounting Standards (“SFAS”) 115 requires that certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments had those gains or losses actually been realized. The following table shows the components of the unrealized gain (loss) on marketable securities, and its effect on various balance sheet captions (in thousands).

	2007	2006
Increase (decrease) in assets
Fixed maturities — available for sale	$(5,451)	$(3,047)
Equity securities	(4,134)	131
Unamortized insurance acquisition costs	2,587	1,429

Decrease in liabilities
Current and deferred federal income taxes	2,448	519

	$(4,550)	$(968)

D. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2007	2006
Deferred policy acquisition costs (“DPAC”)	$146,640	$127,298
Policyholder sales inducements	8,997	4,147
Unrealized DPAC adjustment	2,587	1,428

Unamortized insurance costs, net	$158,224	$132,873

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2007, 2006 and 2005, the Company capitalized $5.6 million, $3.2 million and $0.6 million relating to sales inducements offered to annuity policyholders.
E. STOCKHOLDER’S EQUITY
Total statutory capital and surplus for the Company at December 31, 2007 and 2006, respectively, was $65.9 million and $65.4 million.
The maximum amount of dividends that can be paid to stockholders in 2008 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2008 will require prior approval based on statutory earned surplus.
Comprehensive income is defined as all changes in Stockholders’ Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. STOCKHOLDER’S EQUITY (CONTINUED)
The change in net unrealized gains on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

	2006
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses on securities	1,068	(372)	696

Change in net unrealized losses on marketable securities	$(3,333)	$1,166	$(2,167)

	2005
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(3,750)	$1,312	$(2,438)
Realized losses on securities	472	(165)	307

Change in net unrealized losses on marketable securities	$(3,278)	$1,147	$(2,131)

F. FEDERAL INCOME TAXES
The Company’s 2007 effective tax rate of 21.8% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a dividends received deduction of approximately $1.1 million.
The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income taxes”, were as follows (in thousands):

	December 31,
	2007	2006

Deferred tax assets:
Policyholder liabilities	$24,677	$21,935

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(54,473)	$(46,006)
With the new tax allocation agreement effective December 31, 2005, the Company was reimbursed for prior year separate company net operating and capital loss carryforwards in the amount of $20.8 million during 2006. The company’s carryforwards had been used previously in the consolidated filing of AFG.
In accordance with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109)” (“FIN 48”) the Company did not record any reserves related to uncertain tax positions at December 31, 2007.
As of December 31, 2007, AILIC’s 2004 through 2007 tax years remain subject to examination by the Internal Revenue Service.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. ADDITIONAL INFORMATION
At December 31, 2007, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $41.4 million, compared to $59.0 million at December 31, 2006. This benefit is on all of AILIC’s variable annuity policies. Death benefits paid in excess of the variable annuity account balances were $0.3 million, $0.4 million and $0.8 million for 2007, 2006 and 2005, respectively. AILIC had a $0.4 million GAAP reserve at December 31, 2007 and 2006. The weighted average age of these policyholders was 50 years old at December 31, 2007.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2007, 2006 and 2005, AILIC paid $4.0 million, $3.5 million and $3.4 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2007, 2006 and 2005, AILIC paid $18.9 million, $13.8 million and $13.0 million, respectively, for services to affiliates.
AILIC expensed approximately $0.5 million in 2007, $0.3 million in 2006 and $0.5 million in 2005 for its retirement and employee savings plans.
H. RECENT ACCOUNTING STANDARDS
In 2006, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 157, “Fair Value Measurements,” which defines and establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective January 1, 2008, for calendar year companies; implementation is not expected to have a material effect on AILIC’s balance sheet or earnings.
In February 2007, the FASB issued SFAS No. 159 “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to irrevocably elect to report certain financial assets and liabilities (including most insurance contracts) at fair value and recognize the unrealized gains and losses on such items in earnings. SFAS No. 159 is effective January 1, 2008, for the calendar year companies. AILIC did not elect the fair value option for any of its eligible assets or liabilities at the effective date.

15

PART C
Other Information

Note:	This Part C contains information related to The Commodore Advantage Variable Contract (File No. 333-51971), and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/
(i)	Amended Schedule 1 to Distribution Agreement. 3/
(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of Bonus Group Flexible Premium Deferred Annuity Contract.3/

(b)	Form of Certificate of Participation under Bonus Group Contract.3/

(c)	Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract.3/

(d)	Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract.3/

(e)	Form of Loan Endorsement to Individual Contract.2/

(f)	Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

(g)	Form of Long-Term Care Waiver Rider to Individual Contract.2/

(h)	Form of Loan Endorsement to Group Contract.2/

1

(i)	Form of Loan Endorsement to Certificate of Participation under a Group Contract.2/

(j)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(k)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.4/

(l)	Form of Texas Optional Retirement Program Endorsement to Group Contract.4/

(m)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(n)	Form of Long-Term Care Waiver Rider to Group Contract.2/

(o)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.2/

(p)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract.3/

(q)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract.3/

(r)	Form of Roth IRA Endorsement to Qualified Individual Contract.3/

(s)	Form of Employer Plan Endorsement to Group Contract.3/

(t)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.3/

(u)	Form of Employer Plan Endorsement to Qualified Individual Contract.3/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract.3/

(w)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.3/

(x)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract.3/

(y)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.3/

(z)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.3/

(aa)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract.3/

(bb)	Form of Governmental Section 457 Plan Endorsement to Group Contract.3/

(cc)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract.3/

(dd)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract.3/

2

(ee)	Form of Successor Owner Endorsement to Group Contract.5/

(ff)	Form of Successor Owner Endorsement to Certificate of Participation under a group Contract.5/

(gg)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.5/

(hh)	Form of Individual Retirement Annuity Endorsement to Group Contract.6/

(ii)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.6/

(jj)	Form of SIMPLE IRA Endorsement to Group Contract.6/

(kk)	Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract.6/

(ll)	Form of Roth IRA Endorsement to Group Contract.6/

(mm)	Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract.6/

(nn)	Form of Unisex Endorsement to Non-Qualified Individual Contract.6/

(oo)	Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract.16/

(pp)	Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract.16/

(qq)	Form of Loan Restriction Endorsement to Individual and Group Contract.18/

(rr)	Form of Settlement Options Endorsement to Individual and Group Contract.19/

(ss)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract.22/

(tt)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract.22/

(uu)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract.22/

(vv)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract.22/
(5)	Applications
(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/

3

(c)	Revised Form of Application for Group Flexible Premium deferred Annuity Contract.4/

(d)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 13/

(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company®.1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996.7/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.
(8)	(a)	Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund.2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

(ii)	Third Amendment dated as of March 1, 2007 to Fund Participation Agreement.23/
(b)	Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund.2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund.2/
(c)	Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc.2/

(ii)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company.21/
(d)	Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series.2/
(i)	Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series.3/
(e)	[text intentionally deleted]

(f)	[text intentionally deleted]

4

(g)	Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.).3/
(i)	Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Amendment dated as of May 1, 2007 to Participation Agreement.23/
(h)	[text intentionally deleted]

(i)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc.(n/k/a Great American® Financial Resources, Inc.).2/

(j)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc.2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.).2/

(l)	[text intentionally deleted]

(m)	Administrative Services Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Investment Management, Inc. (The Universal Institutional Funds) dated May 1, 2007.23/

(n)	Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2/
(i)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 18/

(ii)	Third Amendment dated as of March 1, 2007 to Agreement. 23/
(o)	Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2/

(p)	[text intentionally deleted]

(q)	Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/
(i)	Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement.21/
(r)	Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

5

(s)	Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(t)	Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(u)	Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 14/

(v)	Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 14/

(w)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®, Inc. 18/

(x)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.18/

(y)	Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc.18/

(z)	[text intentionally deleted]

(aa)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.20/

(bb)	[text intentionally deleted]

(cc)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement.21/

(dd)	Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company.23/

(ee)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc.23/

(ff)	Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc.23/

(gg)	Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 23/

6

(hh)	Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company.23/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 24/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 24/

1/	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on November 8, 1995.

2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725 on November 17, 1998.

4/	Filed with and incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998.

5/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on June 2, 1995.

6/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299 on April 24, 1996.

7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-59861, 1940 Act File No. 811-07299, on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on February 26, 1999.

9/	Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on December 23, 1996.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

7

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 28, 2000.

13/	Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 30, 2001.

14/	Incorporated by reference to Post Effective Amendment No. 9, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 30, 2002.

15/	Incorporated by reference to Post Effective Amendment No. 12, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 30, 2003.

16/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017 on February 27, 2004.

17/	[text intentionally deleted]

18/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095 on or about March 1, 2005 to be filed by amendment.

19/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on or about March 1, 2005.

20/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299 on or about April 27, 2005.

21/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April 28, 2006.

22/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017 on or about May 1, 2007.

23/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 51955, 1940 Act File No. 811-08017 on May 22, 2007.

24/	Filed herewith.

8

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
Robert D. Davis	(1)	Assistant Vice President
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
Brian Sponaugle	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

9

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
|__American Financial Enterprises, Inc	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__American Security Transfer Company Limited Partnership	Ohio	01/01/1991	9334 (2)	Limited Partnership
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc	Delaware	05/30/1974	100	Real Estate Developer
|__Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer

10

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__PCC Michigan Realty, Inc	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc	California	03/07/1955	100	Holding Company
|__ESC, Inc	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Companies, Inc	Delaware	11/18/1983	100	Holding Company
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	6667	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc	Washington	02/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
|__Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
|__Flextech Holding Co, Inc	Ohio	08/31/2000	100	Packing Manufacturer
|__GAI Holding Bermuda Ltd	Bermuda	10/03/2007	100	Holding Company
|__GAI Indemnity, Ltd	United Kingdom	09/27/2007	100	Lloyd’s Corporate Member
|__Great American Financial Resources, Inc	Delaware	11/23/1992	100 (2)	Insurance Holding Company
|__AAG Holding Company, Inc	Ohio	09/11/1996	100	Holding Company
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
|__Great American Life Insurance Company	Delaware	12/29/1961	100	Life Insurance Company
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
|__Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
|__Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company

11

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Driskill Holdings, Inc	Texas	06/07/1995	beneficial interest	Real Estate Manager
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005		Holding Company
|__GALIC Brothers, Inc	Ohio	11/12/1993	80	Real Estate Management
|__Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
|__ADL Financial Services, Inc	North Carolina	09/10/1970	100	Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|__Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company — Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__United Agency Brokerage GP Inc	Texas	05/19/2003	100	Intermediate Holding Company
|__UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency
|__AAG Insurance Agency, Inc	Kentucky	12/06/1994	100	Insurance Agency
|__Ceres Group, Inc	Delaware	10/22/1998	100	Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
|__Ceres Administrators, LLC	Delaware	12/04/1998	100	Administration Company
|__Continental Association Management Corp	Delaware	01/15/2000	100	Inactive
|__Ceres Financial Services, Inc	Ohio	02/20/1984	100	Inactive
|__Ceres Health Care, Inc	Delaware	12/10/1998	100	Managed Care Administrator
|__Ceres Marketing, LLC	Delaware	10/10/2000	100	Inactive
|__Ceres Net, Inc	Delaware	12/10/1998	100	Inactive
|__Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|__Ceres Savers Plan, Inc	Delaware	01/14/1999	100	Inactive
|__Continental General Corporation	Nebraska	02/12/1988	100	Holding Company
|__Continental General Insurance Company	Nebraska	05/24/1961	100	Life Insurance Company

12

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Continental Print & Photo Co	Nebraska	02/13/1975	100	Inactive
|__QQLinkcom, Inc	Delaware	01/15/2000	99	On-Line Insurance
|__QQAgency, Inc	Delaware	02/22/2000	100	Inactive
|__QQAgency Insurance Agency of Massachusetts, Inc	Massachusetts	09/13/2000	100	Insurance Agency
|__QQAgency of Ohio, Inc	Ohio	05/25/2001	100	Insurance Agency
|__QQAgency of Texas, Inc	Texas	09/07/2000	100	Insurance Agency
|__QQBizcom, Inc	Delaware	03/23/2000	100	Inactive
|__Senior Savers Plus, Inc	Delaware	03/22/2001	100	Inactive
|__Great American Advisors, Inc	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|__SWTC, Inc	Delaware		100	Inactive
|__Great American Holding, Inc	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
|__Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__AFC Coal Properties, Inc	Ohio	12/18/1996	100	Coal Mining Company
|__American Signature Underwriters, Inc	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc	Ohio	05/09/1956	100	Insurance Agency

13

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Eden Park Insurance Brokers, Inc	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance
|__Financiadora de Primas Condor, SA de CV	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Claims Services, Inc	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Insurance Agency, Inc	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
|__Great American Lloyd’s, Inc	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Key Largo Group, Inc	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	5378	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
|__National Interstate Insurance Agency, Inc	Ohio	02/13/1989	100	Insurance Agency

14

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc	Hawaii	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
|__Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__PLLS Canada Insurance Brokers Inc	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Premier Dealer Services, Inc	Illinois	06/24/1998	100	Third Party Administrator
|__Professional Risk Brokers, Inc	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__One East Fourth, Inc	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc	Ohio	04/29/1976	100	Inactive
|__Superior NWVN of Ohio, Inc	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s)

15

Item 27. Number of Certificate Owners
As of March 31, 2008, there were 2,908 Individual Contract Owners, of which 2,658 were qualified and 250 were non-qualified.
As of March 31, 2008, there were 1,306 Participants (Certificate Owners) in 84 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by at the Administrative Office.
Item 31. Management Services
Not Applicable
Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

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(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 22nd of April, 2008

ANNUITY INVESTORS® VARIABLE ACCOUNT B (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	President and Chief Executive Officer	April 22, 2008

Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	April 22, 2008

Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	April 22, 2008

Stephen Craig Lindner*

/s/ Mark Francis Muething	Director	April 22, 2008

Mark Francis Muething*

/s/ Christopher Miliano	Director	April 22, 2008

Christopher Miliano*

/s/ Michael J. Prager	Director	April 22, 2008

Michael J. Prager*

/s/ John P. Gruber

*John P. Gruber, as Attorney-in-Fact		April 22, 2008

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney.

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